UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS

PULSUS UT LIBERA™

SEMI-ANNUAL REPORT | MARCH 31, 2019

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Sterling Capital Funds (each, a “Fund” and, collectively, the “Funds”) like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.sterlingcapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-228-1872 or by sending an e-mail request to fundinfo@sterlingcapital.com.

Beginning on February 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-228-1872 or send an email request to fundinfo@sterlingcapital.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

(This page has been left blank intentionally.)

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2018, and March 31, 2019.

The six-month period under review was a story of two halves. After experiencing challenging conditions in late 2018 that drove markets to post significant declines, equity markets rebounded in the first three months of 2019. By the end of the six-month period, most market categories ultimately wound up even with where they started in October 2018.

The slide in major market indexes during the fourth quarter of 2018 stemmed from broad-based political and economic anxiety among investors. U.S. stocks fell sharply early in the period after reaching record highs in September 2018. Concerns with slowing global growth, trade tensions with China and indecisive moves by the U.S. Federal Reserve weighed on investor sentiment. At the same time, a partial government shutdown in the U.S. and the Brexit debate in the U.K. fed political anxiety, raising fears of a global recession. Many of these concerns eased late in the year, helping U.S. stocks recover some of the ground they’d lost between September and mid-December.

U.S. equities continued to rebound in January after the Fed announced a pause in interest rate hikes, the end of the government shutdown came into view and fourth-quarter earnings modestly beat investor expectations. Prolonged low economic growth and significant outperformance from large-cap information technology, communication services and consumer discretionary firms have led U.S. growth equities to outperform value stocks by a wide margin since the financial crisis. Global markets recovered most the ground they’d lost late in 2018.

This volatility in stocks was somewhat at odds with the relatively stability of macro-economic data during the period. For instance, the U.S. economy continued its recent pattern of modest growth, with fourth quarter 2018 GDP rising at an annual rate of 2.6%. Projections for 2019 suggest continued growth but at a slower pace than the previous year, mirroring the performance of developed economies in the eurozone and Far East. Emerging markets are expected to sustain relatively higher growth rates but follow a similar downward trajectory.

Meanwhile, the U.S. unemployment rate leveled out at a 40-year low of 3.7% between September and December, before rising to 4% in January and receding back to 3.8% in February. Employment growth remained solid and steady throughout the six-month period.

The S&P 500® Index1 lost 2.73% during the six months under review. Small-cap stocks lagged larger companies’ shares, with the Russell 2000® Index2 of small-cap stocks losing 8.56%. Mid- and small-cap stocks outperformed large caps in the first quarter of 2019 after trailing throughout the final quarter of 2018.

The U.S. dollar strengthened during the period, while inflation held steady at 2%. Oil prices experienced volatility over the period, with a 24.5% drop in the final months of 2018 followed by a 32.4% surge during the first quarter. Despite the strong rebound, crude prices remain below their year-ago levels.

Continued slow growth in the global economy drove a rebound in international stocks in the first quarter, though they trailed U.S. equities due to lingering concerns about Brexit, negative interest rates in key economies and slowing growth in emerging markets.

Fixed income markets performed well in the final quarter of 2018 as investors sought safety in high-quality bonds. Strong performance in the bond markets continued in the first quarter of 2019 when, after raising rates in five consecutive quarters, the Fed finally paused any additional rate choosing to forgo the expected hike in January. Interest rates declined globally during the period under review and the U.S. yield curve inverted at the end of the period, as yields on 10-year Treasuries dropped below three-month bills. As investors regained their appetite for risk, spreads between certain investment-grade bonds and 10-year Treasuries also contracted. Declining rates drove bond prices higher, producing modest rises in the major bond indexes during the six-month period.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA
Managing Director

Sterling Capital Management LLC

[1]	“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	“Russell 2000®” is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

Sterling Capital Funds

 Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2019:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	1.4%
Airlines	1.9%
Automobiles	1.7%
Banks	9.2%
Biotechnology	5.3%
Capital Markets	0.9%
Chemicals	0.6%
Communications Equipment	3.3%
Consumer Finance	3.9%
Containers & Packaging	0.9%
Diversified Telecommunication Services	4.9%
Electric Utilities	7.0%
Electrical Equipment	0.9%
Equity Real Estate Investment Trusts (REITS)	6.3%
Food & Staples Retailing	1.5%
Food Products	1.2%
Health Care Providers & Services	5.4%
Hotels, Restaurants & Leisure	1.9%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.6%
Insurance	3.2%
IT Services	1.4%
Machinery	3.2%
Media	4.4%
Metals & Mining	0.8%
Mortgage Real Estate Investment Trusts (REITS)	1.0%
Multiline Retail	1.9%
Oil, Gas & Consumable Fuels	8.6%
Paper & Forest Products	0.5%
Personal Products	0.4%
Pharmaceuticals	2.0%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.7%
Software	2.4%
Specialty Retail	0.8%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.4%
Tobacco	2.4%
Trading Companies & Distributors	0.6%
Money Market Fund	1.0%
100.1%

Sterling Capital Mid Value Fund	Percentage of net assets
Auto Components	3.0%
Capital Markets	9.7%
Chemicals	5.1%
Commercial Services & Supplies	1.3%
Construction & Engineering	2.7%
Consumer Finance	5.6%
Containers & Packaging	4.3%
Diversified Financial Services	4.4%
Diversified Telecommunication Services	1.8%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	1.8%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	5.4%
Household Products	3.1%
Insurance	7.2%
Interactive Media & Services	0.3%
Internet & Direct Marketing Retail	3.5%
IT Services	3.0%
Machinery	1.6%
Media	4.3%
Multiline Retail	1.5%
Oil, Gas & Consumable Fuels	2.0%
Pharmaceuticals	0.8%
Real Estate Management & Development	5.2%
Specialty Retail	3.9%
Technology Hardware, Storage & Peripherals	4.3%
Trading Companies & Distributors	2.3%
Money Market Fund	5.0%
100.1%

Sterling Capital Funds

 Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	0.3%
Air Freight & Logistics	0.5%
Airlines	0.9%
Auto Components	0.4%
Banks	14.7%
Biotechnology	0.3%
Building Products	0.4%
Chemicals	0.2%
Commercial Services & Supplies	1.0%
Communications Equipment	1.1%
Construction & Engineering	1.1%
Consumer Finance	2.2%
Containers & Packaging	1.0%
Distributors	0.6%
Diversified Consumer Services	0.6%
Electric Utilities	4.5%
Electrical Equipment	0.9%
Electronic Equipment, Instruments & Components	4.0%
Energy Equipment & Services	1.1%
Equity Real Estate Investment Trusts (REITS)	7.0%
Food & Staples Retailing	0.5%
Food Products	0.9%
Gas Utilities	0.6%
Health Care Equipment & Supplies	0.2%
Health Care Providers & Services	2.2%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.3%
Independent Power and Renewable Electricity Producers	0.8%
Insurance	4.9%
Interactive Media & Services	0.4%
IT Services	1.2%
Leisure Products	0.3%
Machinery	2.0%
Marine	0.5%
Media	0.6%
Metals & Mining	1.8%
Mortgage Real Estate Investment Trusts (REITS)	5.6%
Multi -Utilities	1.7%
Oil, Gas & Consumable Fuels	3.5%
Paper & Forest Products	1.7%
Pharmaceuticals	1.3%
Professional Services	2.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	2.8%
Specialty Retail	8.7%
Technology Hardware, Storage & Peripherals	0.8%
Textiles, Apparel & Luxury Goods	1.2%
Thrifts & Mortgage Finance	5.7%
Trading Companies & Distributors	0.3%
Transportation Infrastructure	0.3%
Exchange Traded Funds	1.5%
Money Market Fund	1.2%
99.8%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Air Freight & Logistics	2.7%
Airlines	2.9%
Auto Components	3.3%
Biotechnology	3.4%
Chemicals	2.2%
Communications Equipment	6.4%
Consumer Finance	3.7%
Entertainment	3.0%
Equity Real Estate Investment Trusts (REITS)	1.3%
Food & Staples Retailing	1.4%
Health Care Equipment & Supplies	7.2%
Health Care Providers & Services	6.1%
Health Care Technology	3.8%
Hotels, Restaurants & Leisure	4.8%
Household Durables	3.0%
Interactive Media & Services	6.3%
IT Services	4.9%
Media	11.4%
Pharmaceuticals	2.7%
Professional Services	3.7%
Real Estate Management & Development	3.0%
Semiconductors & Semiconductor Equipment	3.8%
Software	8.4%
Money Market Fund	0.6%
100.0%

Sterling Capital Equity Income Fund	Percentage of net assets
Air Freight & Logistics	3.0%
Airlines	2.9%
Automobiles	3.4%
Banks	2.4%
Beverages	3.8%
Biotechnology	3.3%
Capital Markets	3.6%
Consumer Finance	4.4%
Diversified Telecommunication Services	4.1%
Equity Real Estate Investment Trusts (REITS)	4.9%
Health Care Equipment & Supplies	8.0%
Health Care Providers & Services	4.1%
Hotels, Restaurants & Leisure	6.3%
Industrial Conglomerates	3.6%
Insurance	1.8%
IT Services	4.3%
Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	8.1%
Semiconductors & Semiconductor Equipment	8.8%
Software	4.9%
Specialty Retail	3.8%
Money Market Fund	2.1%
99.9%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	8.8%
Austria	1.1%
Belgium	3.0%
Denmark	1.1%
Finland	0.2%
France	10.7%
Germany	6.5%
Hong Kong	2.2%
Israel	0.2%
Italy	4.0%
Japan	23.3%
Netherlands	6.2%
Norway	1.0%
Singapore	1.6%
Spain	3.5%
Sweden	2.0%
Switzerland	6.8%
United Kingdom	15.3%
United States	1.1%
Money Market Fund	0.0%*
98.6%

*	Amount represents less than 0.05%.

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Airlines	3.7%
Auto Components	2.5%
Banks	6.1%
Commercial Services & Supplies	4.1%
Containers & Packaging	4.5%
Diversified Consumer Services	3.5%
Electronic Equipment, Instruments & Components	5.2%
Entertainment	1.6%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	9.3%
Hotels, Restaurants & Leisure	8.2%
Household Durables	2.7%
IT Services	21.6%
Oil, Gas & Consumable Fuels	2.3%
Real Estate Management & Development	3.9%
Road & Rail	4.5%
Software	4.5%
Specialty Retail	6.1%
Money Market Fund	2.0%
99.7%

Sterling Capital Stratton Mid Cap Value Fund	Percentage of net assets
Auto Components	1.3%
Banks	8.0%
Capital Markets	1.5%
Chemicals	1.6%
Construction & Engineering	1.9%
Containers & Packaging	5.4%
Electronic Equipment, Instruments & Components	3.8%
Entertainment	2.5%
Equity Real Estate Investment Trusts (REITS)	13.5%
Food & Staples Retailing	4.8%
Food Products	2.7%
Gas Utilities	5.7%
Health Care Equipment & Supplies	3.6%
Hotels, Restaurants & Leisure	1.6%
Household Durables	1.7%
Industrial Conglomerates	1.5%
Insurance	7.4%
IT Services	5.1%
Life Sciences Tools & Services	6.8%
Machinery	1.8%
Oil, Gas & Consumable Fuels	7.3%
Semiconductors & Semiconductor Equipment	1.3%
Software	1.6%
Trading Companies & Distributors	3.7%
Money Market Fund	3.9%
100.0%

Sterling Capital Stratton Real Estate Fund	Percentage of net assets
Diversified	4.2%
Health Care	10.7%
Hotel & Resort	7.3%
Industrial	6.2%
Office	10.1%
Residential	17.5%
Retail	15.5%
Specialized	26.1%
Money Market Fund	2.0%
99.6%

Sterling Capital Stratton Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	2.6%
Airlines	2.0%
Banks	19.7%
Capital Markets	1.1%
Chemicals	1.8%
Communications Equipment	1.4%
Construction & Engineering	2.7%
Electric Utilities	5.3%
Electrical Equipment	2.0%
Electronic Equipment, Instruments & Components	3.2%
Entertainment	0.9%
Equity Real Estate Investment Trusts (REITS)	14.7%
Food & Staples Retailing	5.4%
Food Products	2.1%
Gas Utilities	2.7%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	2.2%
Insurance	5.2%
IT Services	3.2%
Machinery	5.0%
Oil, Gas & Consumable Fuels	2.4%
Semiconductors & Semiconductor Equipment	3.6%
Software	1.9%
Thrifts & Mortgage Finance	1.3%
Trading Companies & Distributors	1.3%
Money Market Fund	3.8%
99.9%

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	24.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	3.1%
Commercial Paper	0.8%
Corporate Bonds	70.7%
Municipal Bonds	0.5%
Money Market Fund	2.6%
104.1%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	18.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.9%
Corporate Bonds	65.6%
Municipal Bonds	0.8%
U.S. Treasury Notes	6.0%
Money Market Fund	0.8%
99.6%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	14.5%
Commercial Mortgage-Backed Securities	5.4%
Corporate Bonds	2.6%
Mortgage-Backed Securities	16.4%
Municipal Bonds	6.7%
U.S. Government Agencies	31.8%
U.S. Treasury Notes	11.8%
Money Market Fund	11.1%
101.5%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	14.0%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	13.7%
Corporate Bonds	42.5%
Mortgage-Backed Securities	13.0%
Municipal Bonds	3.0%
Preferred Stocks	0.2%
U.S. Government Agencies	0.3%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	0.9%
Money Market Fund	2.1%
101.4%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	99.0%
Money Market Fund	1.1%
100.1%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	22.7%
Collateralized Mortgage Obligations	24.4%
Commercial Mortgage-Backed Securities	22.0%
Corporate Bonds	1.7%
Mortgage-Backed Securities	28.3%
Money Market Fund	3.0%
102.1%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	96.6%
Money Market Fund	2.2%
98.8%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	2.7%
Maryland Municipal Bonds	93.3%
Money Market Fund	5.0%
101.0%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.2%
Money Market Fund	1.9%
99.1%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	96.8%
Money Market Fund	2.2%
99.0%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	3.5%
Virginia Municipal Bonds	94.1%
Money Market Fund	4.7%
102.3%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.9%
Money Market Fund	0.8%
98.7%

Sterling Capital Diversified Income Fund	Percentage of net assets
Equity Funds	37.7%
Fixed Income Fund	61.3%
Money Market Fund	1.1%
100.1%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	60.1%
Fixed Income Fund	39.6%
Money Market Fund	0.2%
99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	75.7%
Fixed Income Fund	24.1%
Money Market Fund	0.2%
100.0%

Sterling Capital Funds

 Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18 - 3/31/19	Annualized Expense Ratio During Period 10/1/18 - 3/31/19
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$ 934.79	$4.29	0.89%
Class C Shares	1,000.00	931.08	7.90	1.64%
Institutional Shares	1,000.00	935.88	3.09	0.64%
Class R6 Shares	1,000.00	936.61	2.80	0.58%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	925.27	5.76	1.20%
Class C Shares	1,000.00	921.77	9.34	1.95%
Institutional Shares	1,000.00	926.48	4.56	0.95%
Class R Shares	1,000.00	924.27	6.86	1.43%
Class R6 Shares	1,000.00	926.83	3.94	0.82%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	907.72	4.99	1.05%
Class C Shares	1,000.00	904.33	8.55	1.80%
Institutional Shares	1,000.00	909.03	3.81	0.80%
Class R Shares	1,000.00	906.09	6.18	1.30%
Class R6 Shares	1,000.00	908.98	3.47	0.73%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	978.79	5.53	1.12%
Class C Shares	1,000.00	975.24	9.21	1.87%
Institutional Shares	1,000.00	980.08	4.29	0.87%
Class R Shares	1,000.00	977.82	6.76	1.37%
Class R6 Shares	1,000.00	980.29	3.85	0.78%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,014.92	5.17	1.03%
Class C Shares	1,000.00	1,011.18	8.93	1.78%
Institutional Shares	1,000.00	1,016.06	3.92	0.78%
Class R Shares	1,000.00	1,013.46	6.43	1.28%
Class R6 Shares	1,000.00	1,016.59	3.32	0.66%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	929.18	4.47	0.93%
Class C Shares	1,000.00	925.86	8.11	1.69%
Institutional Shares	1,000.00	931.05	3.32	0.69%
Class R6 Shares	1,000.00	930.61	2.94	0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	962.22	5.09	1.04%
Class C Shares	1,000.00	958.54	8.74	1.79%
Institutional Shares	1,000.00	963.14	3.87	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	958.92	5.96	1.22%
Class C Shares	1,000.00	956.13	8.68	1.78%
Institutional Shares	1,000.00	960.08	4.74	0.97%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,090.68	5.58	1.07%
Class C Shares	1,000.00	1,086.52	9.47	1.82%
Institutional Shares	1,000.00	1,092.07	4.28	0.82%

Sterling Capital Funds

 Expense Example (Unaudited)

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18 - 3/31/19	Annualized Expense Ratio During Period 10/1/18 - 3/31/19
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	$1,000.00	$ 922.24	$6.18	1.29%
Class C Shares	1,000.00	918.95	9.76	2.04%
Institutional Shares	1,000.00	923.46	4.94	1.03%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,013.66	3.41	0.68%
Institutional Shares	1,000.00	1,014.93	2.06	0.41%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,019.68	3.32	0.66%
Class C Shares	1,000.00	1,017.09	7.09	1.41%
Institutional Shares	1,000.00	1,020.96	2.07	0.41%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,037.45	4.37	0.86%
Class C Shares	1,000.00	1,033.63	8.16	1.61%
Institutional Shares	1,000.00	1,038.71	3.10	0.61%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,041.49	3.56	0.70%
Class C Shares	1,000.00	1,037.58	7.37	1.45%
Institutional Shares	1,000.00	1,042.78	2.29	0.45%
Class R Shares	1,000.00	1,040.28	4.83	0.95%
Class R6 Shares	1,000.00	1,043.28	1.78	0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,039.61	4.63	0.91%
Class C Shares	1,000.00	1,035.16	8.27	1.63%
Institutional Shares	1,000.00	1,039.87	3.36	0.66%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,041.14	4.17	0.82%
Class C Shares	1,000.00	1,036.11	8.07	1.59%
Institutional Shares	1,000.00	1,041.18	3.00	0.59%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,038.19	4.83	0.95%
Class C Shares	1,000.00	1,035.93	7.00	1.38%
Institutional Shares	1,000.00	1,038.50	3.56	0.70%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,033.88	4.67	0.92%
Class C Shares	1,000.00	1,030.98	8.46	1.67%
Institutional Shares	1,000.00	1,036.07	3.40	0.67%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,036.41	4.06	0.80%
Class C Shares	1,000.00	1,032.61	7.85	1.55%
Institutional Shares	1,000.00	1,037.68	2.79	0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,037.67	4.11	0.81%
Class C Shares	1,000.00	1,034.78	7.91	1.56%
Institutional Shares	1,000.00	1,039.18	2.85	0.56%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,037.62	4.17	0.82%
Class C Shares	1,000.00	1,033.75	7.96	1.57%
Institutional Shares	1,000.00	1,038.90	2.90	0.57%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,035.85	4.11	0.81%
Class C Shares	1,000.00	1,032.01	7.90	1.56%
Institutional Shares	1,000.00	1,037.12	2.84	0.56%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	998.37	4.04	0.81%
Class C Shares	1,000.00	994.61	7.76	1.56%
Institutional Shares	1,000.00	999.61	2.79	0.56%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	990.87	2.04	0.41%
Class C Shares	1,000.00	986.68	5.75	1.16%
Institutional Shares	1,000.00	992.97	0.80	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	981.51	2.12	0.43%
Class C Shares	1,000.00	977.90	5.82	1.18%
Institutional Shares	1,000.00	981.95	0.89	0.18%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18 - 3/31/19	Annualized Expense Ratio During Period 10/1/18 - 3/31/19
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.49	$ 4.48	0.89%
Class C Shares	1,000.00	1,016.75	8.25	1.64%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
Class R6 Shares	1,000.00	1,022.04	2.92	0.58%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,018.95	6.04	1.20%
Class C Shares	1,000.00	1,015.21	9.80	1.95%
Institutional Shares	1,000.00	1,020.19	4.78	0.95%
Class R Shares	1,000.00	1,017.80	7.19	1.43%
Class R6 Shares	1,000.00	1,020.84	4.13	0.82%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.70	5.29	1.05%
Class C Shares	1,000.00	1,015.96	9.05	1.80%
Institutional Shares	1,000.00	1,020.94	4.03	0.80%
Class R Shares	1,000.00	1,018.45	6.54	1.30%
Class R6 Shares	1,000.00	1,021.29	3.68	0.73%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.35	5.64	1.12%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.59	4.38	0.87%
Class R Shares	1,000.00	1,018.10	6.89	1.37%
Class R6 Shares	1,000.00	1,021.04	3.93	0.78%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.80	5.19	1.03%
Class C Shares	1,000.00	1,016.06	8.95	1.78%
Institutional Shares	1,000.00	1,021.04	3.93	0.78%
Class R Shares	1,000.00	1,018.55	6.44	1.28%
Class R6 Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Class R6 Shares	1,000.00	1,021.89	3.07	0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,018.85	6.14	1.22%
Class C Shares	1,000.00	1,016.06	8.95	1.78%
Institutional Shares	1,000.00	1,020.09	4.89	0.97%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,019.60	5.39	1.07%
Class C Shares	1,000.00	1,015.86	9.15	1.82%
Institutional Shares	1,000.00	1,020.84	4.13	0.82%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,018.50	6.49	1.29%
Class C Shares	1,000.00	1,014.76	10.25	2.04%
Institutional Shares	1,000.00	1,019.80	5.19	1.03%

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18 - 3/31/19	Annualized Expense Ratio During Period 10/1/18 - 3/31/19
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$1,021.54	$3.43	0.68%
Institutional Shares	1,000.00	1,022.89	2.07	0.41%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.64	3.33	0.66%
Class C Shares	1,000.00	1,017.90	7.09	1.41%
Institutional Shares	1,000.00	1,022.89	2.07	0.41%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.64	4.33	0.86%
Class C Shares	1,000.00	1,016.90	8.10	1.61%
Institutional Shares	1,000.00	1,021.89	3.07	0.61%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.44	3.53	0.70%
Class C Shares	1,000.00	1,017.70	7.29	1.45%
Institutional Shares	1,000.00	1,022.69	2.27	0.45%
Class R Shares	1,000.00	1,020.19	4.78	0.95%
Class R6 Shares	1,000.00	1,023.19	1.77	0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.84	4.13	0.82%
Class C Shares	1,000.00	1,017.00	8.00	1.59%
Institutional Shares	1,000.00	1,021.99	2.97	0.59%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class C Shares	1,000.00	1,018.05	6.94	1.38%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.94	4.03	0.80%
Class C Shares	1,000.00	1,017.20	7.80	1.55%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.84	4.13	0.82%
Class C Shares	1,000.00	1,017.10	7.90	1.57%
Institutional Shares	1,000.00	1,022.09	2.87	0.57%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.13	0.81	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.79	2.17	0.43%
Class C Shares	1,000.00	1,019.05	5.94	1.18%
Institutional Shares	1,000.00	1,024.03	0.91	0.18%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.1%
	Aerospace & Defense — 1.4%
10,200	Boeing Co. (The)	$3,890,484
	Airlines — 1.9%
73,000	Southwest Airlines Co.	3,789,430
19,100	United Continental Holdings, Inc.(a)	1,523,798
		5,313,228
	Automobiles — 1.7%
130,350	General Motors Co.	4,835,985
	Banks — 9.2%
330,750	Bank of America Corp.	9,125,393
100,050	Citigroup, Inc.	6,225,111
15,150	Comerica, Inc.	1,110,798
27,450	Fifth Third Bancorp	692,289
47,050	First Hawaiian, Inc.	1,225,653
40,600	Huntington Bancshares, Inc.	514,808
25,950	M&T Bank Corp.	4,074,669
30,300	Popular, Inc.	1,579,539
73,650	Regions Financial Corp.	1,042,147
6,300	Umpqua Holdings Corp.	103,950
		25,694,357
	Biotechnology — 5.3%
32,250	AbbVie, Inc.	2,599,026
21,200	Amgen, Inc.	4,027,576
12,350	Biogen, Inc.(a)	2,919,293
7,500	Gilead Sciences, Inc.	487,575
8,400	Regeneron Pharmaceuticals, Inc.(a)	3,449,208
10,700	United Therapeutics Corp.(a)	1,255,859
		14,738,537
	Capital Markets — 0.9%
20,550	LPL Financial Holdings, Inc.	1,431,307
50,700	Virtu Financial, Inc., Class A	1,204,125
		2,635,432
	Chemicals — 0.6%
20,800	LyondellBasell Industries NV, Class A	1,748,864
	Communications Equipment — 3.3%
172,600	Cisco Systems, Inc.	9,318,674
	Consumer Finance — 3.9%
39,450	Ally Financial, Inc.	1,084,481
14,900	American Express Co.	1,628,570
2,900	Credit Acceptance Corp.(a)	1,310,597
44,200	Discover Financial Services	3,145,272
37,700	OneMain Holdings, Inc.	1,196,975
72,250	Santander Consumer USA Holdings, Inc.	1,526,643
112,850	SLM Corp.	1,118,343
		11,010,881
	Containers & Packaging — 0.9%
24,850	Berry Global Group, Inc.(a)	1,338,669
64,400	Owens-Illinois, Inc.	1,222,312
		2,560,981
	Diversified Telecommunication Services — 4.9%
148,100	AT&T, Inc.	4,644,416
153,050	Verizon Communications, Inc.	9,049,847
		13,694,263

Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — 7.0%
62,000	Duke Energy Corp.	$5,580,000
109,050	Exelon Corp.	5,466,677
20,600	FirstEnergy Corp.	857,166
117,150	PPL Corp.	3,718,341
74,500	Southern Co. (The)	3,850,160
		19,472,344
	Electrical Equipment — 0.9%
32,350	Eaton Corp. PLC	2,606,116
	Equity Real Estate Investment Trusts (REITS) — 6.3%
20,750	EPR Properties	1,595,675
48,350	Hospitality Properties Trust	1,272,089
2,900	Life Storage, Inc.	282,082
39,850	Omega Healthcare Investors, Inc.	1,520,277
21,750	Simon Property Group, Inc.	3,963,067
32,980	Spirit Realty Capital, Inc.	1,310,294
48,850	STORE Capital Corp.	1,636,475
168,400	VEREIT, Inc.	1,409,508
59,400	Welltower, Inc.	4,609,440
		17,598,907
	Food & Staples Retailing — 1.5%
66,950	Walgreens Boots Alliance, Inc.	4,235,927
	Food Products — 1.2%
14,300	Hershey Co. (The)	1,642,069
25,350	TreeHouse Foods, Inc.(a)	1,636,343
		3,278,412
	Health Care Providers & Services — 5.4%
18,700	Anthem, Inc.	5,366,526
29,600	Cigna Corp.	4,760,272
31,400	HCA Healthcare, Inc.	4,093,932
6,200	Universal Health Services, Inc., Class B	829,374
		15,050,104
	Hotels, Restaurants & Leisure — 1.9%
56,150	Starbucks Corp.	4,174,191
30,700	Wyndham Destinations, Inc.	1,243,043
		5,417,234
	Household Products — 1.1%
17,350	Church & Dwight Co., Inc.	1,235,841
16,550	Procter & Gamble Co. (The)	1,722,027
		2,957,868
	Independent Power and Renewable Electricity Producers — 0.6%
97,700	AES Corp.	1,766,416
	Insurance — 3.2%
101,000	Aflac, Inc.	5,050,000
23,950	MetLife, Inc.	1,019,551
41,050	Progressive Corp. (The)	2,959,295
		9,028,846
	IT Services — 1.4%
400	DXC Technology Co.	25,724
35,300	Fidelity National Information Services, Inc.	3,992,430
		4,018,154

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Machinery — 3.2%
32,950	Allison Transmission Holdings, Inc.	$1,480,114
27,200	Cummins, Inc.	4,294,064
14,000	Ingersoll-Rand PLC	1,511,300
23,050	PACCAR, Inc.	1,570,627
		8,856,105
	Media — 4.4%
23,650	AMC Networks, Inc., Class A(a)	1,342,374
204,650	Comcast Corp., Class A	8,181,907
49,450	Discovery, Inc., Class A(a)	1,336,139
56,650	Discovery, Inc., Class C(a)	1,440,043
		12,300,463
	Metals & Mining — 0.8%
14,150	Nucor Corp.	825,653
14,550	Reliance Steel & Aluminum Co.	1,313,283
		2,138,936
	Mortgage Real Estate Investment Trusts (REITS) — 1.0%
130,450	Annaly Capital Management, Inc.	1,303,195
64,950	Starwood Property Trust, Inc.	1,451,633
		2,754,828
	Multiline Retail — 1.9%
64,700	Target Corp.	5,192,822
	Oil, Gas & Consumable Fuels — 8.6%
48,750	Cabot Oil & Gas Corp.	1,272,375
38,200	Chevron Corp.	4,705,476
14,550	ConocoPhillips	971,067
24,950	HollyFrontier Corp.	1,229,287
258,950	Kinder Morgan, Inc.	5,181,589
75,550	Marathon Petroleum Corp.	4,521,667
36,950	PBF Energy, Inc., Class A	1,150,623
52,300	Phillips 66	4,977,391
		24,009,475
	Paper & Forest Products — 0.5%
29,500	Domtar Corp.	1,464,675
	Personal Products — 0.4%
23,450	Herbalife Nutrition, Ltd.(a)	1,242,615
	Pharmaceuticals — 2.0%
68,450	Merck & Co., Inc.	5,692,987
	Road & Rail — 0.7%
11,350	Union Pacific Corp.	1,897,720

Shares		Fair Value
COMMON STOCKS — (continued)
	Semiconductors & Semiconductor Equipment — 2.7%
17,750	Broadcom, Inc.	$5,337,603
38,850	Intel Corp.	2,086,245
		7,423,848
	Software — 2.4%
127,150	Oracle Corp.	6,829,227
	Specialty Retail — 0.8%
1,800	AutoZone, Inc.(a)	1,843,416
10,250	Dick’s Sporting Goods, Inc.	377,303
		2,220,719
	Technology Hardware, Storage & Peripherals — 1.2%
165,550	HP, Inc.	3,216,637
	Textiles, Apparel & Luxury Goods — 0.6%
12,400	Ralph Lauren Corp.	1,608,032
	Thrifts & Mortgage Finance — 0.4%
106,300	New York Community Bancorp, Inc.	1,229,891
	Tobacco — 2.4%
77,350	Philip Morris International, Inc.	6,836,967
	Trading Companies & Distributors — 0.6%
36,600	HD Supply Holdings, Inc.(a)	1,586,610
	Total Common Stocks	277,374,571
	(Cost $258,313,117)

MONEY MARKET FUND — 1.0%
2,793,019	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	2,793,019
	Total Money Market Fund
	(Cost $2,793,019)	2,793,019
Total Investments — 100.1%
(Cost $261,106,136)		280,167,590
Net Other Assets (Liabilities) — (0.1)%		(202,894)
NET ASSETS — 100.0%		$279,964,696

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.1%
	Auto Components — 3.0%
642,651	Gentex Corp.	$13,290,023
	Capital Markets — 9.7%
159,575	Affiliated Managers Group, Inc.	17,092,078
308,650	E*TRADE Financial Corp.	14,330,619
113,875	T. Rowe Price Group, Inc.	11,401,165
		42,823,862
	Chemicals — 5.1%
609,505	Axalta Coating Systems, Ltd.(a)	15,365,621
538,633	Rayonier Advanced Materials, Inc.	7,303,863
		22,669,484
	Commercial Services & Supplies — 1.3%
847,940	Civeo Corp.(a)	1,780,674
69,190	Stericycle, Inc.(a)	3,765,320
		5,545,994
	Construction & Engineering — 2.7%
60,652	Arcosa, Inc.	1,852,919
131,235	Jacobs Engineering Group, Inc.	9,867,560
		11,720,479
	Consumer Finance — 5.6%
1,169,839	SLM Corp.	11,593,104
412,380	Synchrony Financial	13,154,922
		24,748,026
	Containers & Packaging — 4.3%
347,600	Crown Holdings, Inc.(a)	18,968,532
	Diversified Financial Services — 4.4%
1,042,686	Jefferies Financial Group, Inc.	19,592,070
	Diversified Telecommunication Services — 1.8%
678,347	CenturyLink, Inc.	8,133,380
	Electrical Equipment — 3.3%
319,105	Sensata Technologies Holding PLC(a)	14,366,107
	Electronic Equipment, Instruments & Components — 1.8%
450,960	Knowles Corp.(a)	7,950,425
	Health Care Equipment & Supplies — 3.7%
129,060	Zimmer Biomet Holdings, Inc.	16,480,962
	Health Care Providers & Services — 5.4%
90,625	Laboratory Corp. of America Holdings(a)	13,863,813
86,940	McKesson Corp.	10,177,196
		24,041,009
	Household Products — 3.1%
249,156	Spectrum Brands Holdings, Inc.	13,648,766
	Insurance — 7.2%
58,132	Enstar Group, Ltd.(a)	10,114,968
173,955	Lincoln National Corp.	10,211,159
11,585	Markel Corp.(a)	11,541,440
		31,867,567

Shares		Fair Value
COMMON STOCKS — (continued)
	Interactive Media & Services — 0.3%
624,790	DHI Group, Inc.(a)	$1,518,240
	Internet & Direct Marketing Retail — 3.5%
417,770	eBay, Inc.	15,515,978
	IT Services — 3.0%
116,209	Fidelity National Information Services, Inc.	13,143,238
	Machinery — 1.6%
314,485	Trinity Industries, Inc.	6,833,759
	Media — 4.3%
213,475	CBS Corp., Class B	10,146,467
702,110	News Corp., Class B	8,769,354
		18,915,821
	Multiline Retail — 1.5%
53,537	Dollar General Corp.	6,386,964
	Oil, Gas & Consumable Fuels — 2.0%
1,882,625	Southwestern Energy Co.(a)	8,829,511
	Pharmaceuticals — 0.8%
114,241	Prestige Consumer Healthcare, Inc.(a)	3,416,948
	Real Estate Management & Development — 5.2%
338,640	CBRE Group, Inc., Class A(a)	16,745,748
543,355	Realogy Holdings Corp.	6,194,247
		22,939,995
	Specialty Retail — 3.9%
249,314	CarMax, Inc.(a)	17,402,117
	Technology Hardware, Storage & Peripherals — 4.3%
701,175	NCR Corp.(a)	19,135,066
	Trading Companies & Distributors — 2.3%
300,652	Air Lease Corp.	10,327,396
	Total Common Stocks
	(Cost $360,366,614)	420,211,719

MONEY MARKET FUND — 5.0%

22,323,969	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	22,323,969
	Total Money Market Fund
	(Cost $22,323,969)	22,323,969
Total Investments — 100.1%
(Cost $382,690,583)		442,535,688
Net Other Assets (Liabilities) — (0.1)%		(650,373)
NET ASSETS — 100.0%		$441,885,315

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.1%
	Aerospace & Defense — 0.3%
18,784	Aerojet Rocketdyne Holdings, Inc.(a)	$667,396
	Air Freight & Logistics — 0.5%
20,699	Atlas Air Worldwide Holdings, Inc.(a)	1,046,541
	Airlines — 0.9%
10,633	Alaska Air Group, Inc.	596,724
9,015	Copa Holdings SA, Class A	726,699
39,682	JetBlue Airways Corp.(a)	649,198
		1,972,621
	Auto Components — 0.4%
42,928	Dana, Inc.	761,543
	Banks — 14.7%
39,515	Associated Banc-Corp.	843,645
31,374	Bank OZK	909,219
8,970	Banner Corp.	485,905
47,219	Cadence BanCorp	875,912
38,007	Cathay General Bancorp	1,288,817
16,312	CIT Group, Inc.	782,487
22,338	Community Trust Bancorp, Inc.	917,198
43,194	Customers Bancorp, Inc.(a)	790,882
32,733	Enterprise Financial Services Corp.	1,334,524
28,856	Financial Institutions, Inc.	784,306
149,562	First BanCorp	1,713,981
27,513	First Bancorp	956,352
19,703	First Financial Corp.	827,526
68,033	FNB Corp.	721,150
27,065	Franklin Financial Network, Inc.	785,156
16,041	Great Southern Bancorp, Inc.	832,528
35,290	Great Western Bancorp, Inc.	1,114,811
36,748	Hancock Whitney Corp.	1,484,619
82,941	Hope Bancorp, Inc.	1,084,868
22,902	IBERIABANK Corp.	1,642,302
24,943	Independent Bank Corp.	536,275
71,254	OFG Bancorp	1,410,117
33,493	Peapack Gladstone Financial Corp.	878,186
21,489	Popular, Inc.	1,120,222
15,572	Preferred Bank	700,273
32,223	RBB Bancorp	605,792
27,780	Sandy Spring Bancorp, Inc.	868,958
6,374	Signature Bank	816,318
34,682	Simmons First National Corp., Class A	849,015
37,316	Sterling Bancorp.	695,197
21,266	Synovus Financial Corp.	730,700
8,514	TriState Capital Holdings, Inc.(a)	173,941
28,840	Zions Bancorp NA	1,309,624
		30,870,806
	Biotechnology — 0.3%
6,246	United Therapeutics Corp.(a)	733,093
	Building Products — 0.4%
54,141	Quanex Building Products Corp.	860,300
	Chemicals — 0.2%
37,965	Rayonier Advanced Materials, Inc.	514,805
	Commercial Services & Supplies — 1.0%
35,605	ABM Industries, Inc.	1,294,242
40,412	Ennis, Inc.	838,953
		2,133,195

Shares		Fair Value
COMMON STOCKS — (continued)
	Communications Equipment — 1.1%
61,308	ADTRAN, Inc.	$839,920
34,167	CommScope Holding Co., Inc.(a)	742,449
19,879	EchoStar Corp., Class A(a)	724,590
		2,306,959
	Construction & Engineering — 1.1%
13,092	Comfort Systems USA, Inc.	685,890
99,175	Great Lakes Dredge & Dock Corp.(a)	883,649
15,612	MasTec, Inc.(a)	750,937
		2,320,476
	Consumer Finance — 2.2%
58,517	Navient Corp.	677,042
24,777	Nelnet, Inc., Class A	1,364,469
25,589	OneMain Holdings, Inc.	812,451
25,190	Regional Management Corp.(a)	615,140
51,028	Santander Consumer USA Holdings, Inc.	1,078,222
		4,547,324
	Containers & Packaging — 1.0%
13,593	Berry Global Group, Inc.(a)	732,255
37,278	Owens-Illinois, Inc.	707,536
12,216	Sonoco Products Co.	751,650
		2,191,441
	Distributors — 0.6%
34,057	Core-Mark Holding Co., Inc.	1,264,536
	Diversified Consumer Services — 0.6%
36,732	K12, Inc.(a)	1,253,663
	Electric Utilities — 4.5%
20,185	ALLETE, Inc.	1,659,813
21,612	El Paso Electric Co.	1,271,218
19,621	IDACORP, Inc.	1,953,074
22,247	OGE Energy Corp.	959,291
15,185	Pinnacle West Capital Corp.	1,451,382
40,603	Portland General Electric Co.	2,104,860
		9,399,638
	Electrical Equipment — 0.9%
38,837	Atkore International Group, Inc.(a)	836,161
3,419	Encore Wire Corp.	195,635
9,343	Regal Beloit Corp.	764,911
		1,796,707
	Electronic Equipment, Instruments & Components — 4.0%
51,288	AVX Corp.	889,334
105,451	Daktronics, Inc.	785,610
26,308	Fabrinet(a)	1,377,487
20,455	Insight Enterprises, Inc.(a)	1,126,252
49,519	KEMET Corp.	840,337
24,230	PC Connection, Inc.	888,514
15,986	Tech Data Corp.(a)	1,637,126
78,917	TTM Technologies, Inc.(a)	925,696
		8,470,356
	Energy Equipment & Services — 1.1%
84,913	Helix Energy Solutions Group, Inc.(a)	671,662
39,940	Matrix Service Co.(a)	782,025
35,715	ProPetro Holding Corp.(a)	805,016
		2,258,703

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 7.0%
50,454	Brixmor Property Group, Inc.	$926,840
426,821	CBL & Associates Properties, Inc.	661,573
38,304	Columbia Property Trust, Inc.	862,223
51,983	DiamondRock Hospitality Co.	562,976
4,334	Getty Realty Corp.	138,818
30,411	Hospitality Properties Trust	800,113
50,679	Industrial Logistics Properties Trust	1,022,195
50,861	Kimco Realty Corp.	940,929
6,925	LTC Properties, Inc.	317,165
70,386	Medical Properties Trust, Inc.	1,302,845
31,291	Park Hotels & Resorts, Inc.	972,524
54,174	Piedmont Office Realty Trust, Inc., Class A	1,129,528
24,442	Rexford Industrial Realty, Inc.	875,268
73,988	Sabra Health Care REIT, Inc.	1,440,546
8,316	SL Green Realty Corp.	747,775
15,637	Spirit Realty Capital, Inc.	621,258
17,428	Terreno Realty Corp.	732,673
34,646	VICI Properties, Inc.	758,054
		14,813,303
	Food & Staples Retailing — 0.5%
19,431	Performance Food Group Co.(a)	770,245
15,314	United Natural Foods, Inc.(a)	202,451
		972,696
	Food Products — 0.9%
8,501	Post Holdings, Inc.(a)	930,009
15,881	TreeHouse Foods, Inc.(a)	1,025,119
		1,955,128
	Gas Utilities — 0.6%
15,751	National Fuel Gas Co.	960,181
2,770	Spire, Inc.	227,943
		1,188,124
	Health Care Equipment & Supplies — 0.2%
14,983	Lantheus Holdings, Inc.(a)	366,784
	Health Care Providers & Services — 2.2%
18,457	Encompass Health Corp.	1,077,889
14,597	Ensign Group, Inc. (The)	747,220
50,539	Patterson Cos., Inc.	1,104,277
21,314	Premier, Inc., Class A(a)	735,120
29,907	Tenet Healthcare Corp.(a)	862,518
		4,527,024
	Hotels, Restaurants & Leisure — 0.4%
30,712	SeaWorld Entertainment, Inc.(a)	791,141
	Household Durables — 0.3%
59,621	Turtle Beach Corp.(a)	677,295
	Independent Power and Renewable Electricity Producers — 0.8%
87,889	AES Corp.	1,589,033
	Insurance — 4.9%
46,613	Ambac Financial Group, Inc.(a)	844,628
58,428	American Equity Investment Life Holding Co.	1,578,725
22,618	Assured Guaranty, Ltd.	1,004,918
17,001	Athene Holding, Ltd., Class A(a)	693,641
86,045	CNO Financial Group, Inc.	1,392,208
25,398	Employers Holdings, Inc.	1,018,714

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
296,221	Genworth Financial, Inc., Class A(a)	$1,134,526
35,459	Old Republic International Corp.	741,802
8,494	Reinsurance Group of America, Inc.	1,205,978
20,427	Unum Group	691,045
		10,306,185
	Interactive Media & Services — 0.4%
155,009	Meet Group, Inc. (The)(a)	779,695
	IT Services — 1.2%
112,627	Endurance International Group Holdings, Inc.(a)	816,546
43,061	NIC, Inc.	735,912
33,840	Perficient, Inc.(a)	926,878
		2,479,336
	Leisure Products — 0.3%
65,112	American Outdoor Brands Corp.(a)	608,146
	Machinery — 2.0%
10,939	AGCO Corp.	760,807
19,062	Allison Transmission Holdings, Inc.	856,265
23,175	Global Brass & Copper Holdings, Inc.	798,147
22,944	Mueller Industries, Inc.	719,065
34,335	TriMas Corp.(a)	1,037,947
		4,172,231
	Marine — 0.5%
27,823	Matson, Inc.	1,004,132
	Media — 0.6%
32,465	Sinclair Broadcast Group, Inc., Class A	1,249,253
	Metals & Mining — 1.8%
18,611	Materion Corp.	1,061,944
8,333	Reliance Steel & Aluminum Co.	752,137
95,294	SunCoke Energy, Inc.(a)	809,046
35,372	Warrior Met Coal, Inc.	1,075,309
		3,698,436
	Mortgage Real Estate Investment Trusts (REITS) — 5.6%
198,537	Anworth Mortgage Asset Corp.	802,089
75,656	Arbor Realty Trust, Inc.	981,258
53,857	Ares Commercial Real Estate Corp.	818,088
48,136	Cherry Hill Mortgage Investment Corp.	828,902
45,236	Chimera Investment Corp.	847,723
35,822	Dynex Capital, Inc.	218,156
41,204	Great Ajax Corp.	566,143
70,926	Ladder Capital Corp.	1,207,161
102,913	MFA Financial, Inc.	748,178
87,665	New Residential Investment Corp.	1,482,415
158,351	New York Mortgage Trust, Inc.	964,358
54,635	PennyMac Mortgage Investment Trust	1,131,491
67,500	Redwood Trust, Inc.	1,090,125
		11,686,087
	Multi-Utilities — 1.7%
21,896	Black Hills Corp.	1,621,837
26,701	NorthWestern Corp.	1,880,017
		3,501,854
	Oil, Gas & Consumable Fuels — 3.5%
13,987	Arch Coal, Inc., Class A	1,276,593

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
19,898	CVR Energy, Inc.	$819,798
283,899	Denbury Resources, Inc.(a)	581,993
23,156	HollyFrontier Corp.	1,140,896
49,553	Par Pacific Holdings, Inc.(a)	882,539
25,812	PBF Energy, Inc., Class A	803,786
38,459	Renewable Energy Group, Inc.(a)	844,560
148,334	W&T Offshore, Inc.(a)	1,023,505
		7,373,670
	Paper & Forest Products — 1.7%
23,085	Domtar Corp.	1,146,170
55,193	Louisiana-Pacific Corp.	1,345,605
54,123	Verso Corp., Class A(a)	1,159,315
		3,651,090
	Pharmaceuticals — 1.3%
52,337	Innoviva, Inc.(a)	734,288
5,467	Jazz Pharmaceuticals PLC(a)	781,508
52,917	Mallinckrodt PLC(a)	1,150,416
		2,666,212
	Professional Services — 2.1%
12,222	Barrett Business Services, Inc.	945,127
19,587	FTI Consulting, Inc.(a)	1,504,673
30,384	Heidrick & Struggles International, Inc.	1,164,619
22,541	Kforce, Inc.	791,640
		4,406,059
	Road & Rail — 1.0%
28,482	ArcBest Corp.	876,961
8,896	Genesee & Wyoming, Inc., Class A(a)	775,197
26,771	Universal Logistics Holdings, Inc.	526,853
		2,179,011
	Semiconductors & Semiconductor Equipment — 2.8%
107,207	Amkor Technology, Inc.(a)	915,548
29,997	Cirrus Logic, Inc.(a)	1,261,974
23,417	Nanometrics, Inc.(a)	723,117
48,276	ON Semiconductor Corp.(a)	993,037
108,009	Rambus, Inc.(a)	1,128,694
39,606	Xperi Corp.	926,780
		5,949,150
	Specialty Retail — 8.7%
59,358	Abercrombie & Fitch Co., Class A	1,627,003
38,667	American Eagle Outfitters, Inc.	857,247
81,543	Bed Bath & Beyond, Inc.	1,385,416
30,796	Buckle, Inc. (The)	576,501
41,334	Designer Brands, Inc.	918,441
22,812	Dick’s Sporting Goods, Inc.	839,710
13,611	Foot Locker, Inc.	824,827
21,856	Genesco, Inc.(a)	995,541
4,815	Group 1 Automotive, Inc.	311,531
36,771	Haverty Furniture Cos., Inc.	804,549
43,710	Hibbett Sports, Inc.(a)	997,025
41,249	MarineMax, Inc.(a)	790,331
14,354	Murphy USA, Inc.(a)	1,228,989
374,154	Office Depot, Inc.	1,358,179
61,505	Rent-A-Center, Inc.(a)	1,283,609
55,844	Sally Beauty Holdings, Inc.(a)	1,028,088

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialty Retail — (continued)
28,140	Shoe Carnival, Inc.	$957,604
12,539	Williams-Sonoma, Inc.	705,570
33,299	Zumiez, Inc.(a)	828,812
		18,318,973
	Technology Hardware, Storage & Peripherals — 0.8%
90,708	Immersion Corp.(a)	764,668
31,621	Xerox Corp.	1,011,240
		1,775,908
	Textiles, Apparel & Luxury Goods — 1.2%
10,922	Deckers Outdoor Corp.(a)	1,605,425
64,018	Vera Bradley, Inc.(a)	848,239
		2,453,664
	Thrifts & Mortgage Finance — 5.7%
15,235	Dime Community Bancshares, Inc.	285,352
29,631	Essent Group, Ltd.(a)	1,287,467
38,028	Flagstar Bancorp, Inc.	1,251,882
32,431	Merchants Bancorp	697,267
170,146	MGIC Investment Corp.(a)	2,244,226
63,509	Oritani Financial Corp.	1,056,155
40,350	PennyMac Financial Services, Inc.	897,384
91,304	Radian Group, Inc.	1,893,645
129,469	TrustCo Bank Corp.	1,004,679
47,535	Washington Federal, Inc.	1,373,286
		11,991,343
	Trading Companies & Distributors — 0.3%
40,836	Titan Machinery, Inc.(a)	635,408
	Transportation Infrastructure — 0.3%
17,565	Macquarie Infrastructure Corp.	724,029
	Total Common Stocks
	(Cost $192,323,130)	203,860,503
EXCHANGE TRADED FUNDS — 1.5%
26,149	iShares Russell 2000 Value ETF	3,135,265
	Total Exchange Traded Funds
	(Cost $3,141,136)	3,135,265
MONEY MARKET FUND — 1.2%
2,573,428	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	2,573,428
	Total Money Market Fund
	(Cost $2,573,428)	2,573,428
Total Investments — 99.8%
(Cost $198,037,694)		209,569,196
Net Other Assets (Liabilities) — 0.2%		442,894
NET ASSETS — 100.0%		$210,012,090

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

March 31, 2019(Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.4%
	Air Freight & Logistics — 2.7%
159,900	FedEx Corp.	$29,007,459
	Airlines — 2.9%
552,900	Alaska Air Group, Inc.	31,028,748
	Auto Components — 3.3%
452,500	Aptiv PLC	35,969,225
1	Delphi Technologies PLC	19
		35,969,244
	Biotechnology — 3.4%
569,000	Gilead Sciences, Inc.	36,990,690
	Chemicals — 2.2%
131,400	Ecolab, Inc.	23,197,356
	Communications Equipment — 6.4%
1,286,000	Cisco Systems, Inc.	69,431,140
	Consumer Finance — 3.7%
489,496	Capital One Financial Corp.	39,986,928
	Entertainment — 3.0%
710,000	Activision Blizzard, Inc.	32,326,300
	Equity Real Estate Investment Trusts (REITS) — 1.3%
169,500	Ryman Hospitality Properties, Inc.	13,939,680
	Food & Staples Retailing — 1.4%
231,500	Walgreens Boots Alliance, Inc.	14,647,005
	Health Care Equipment & Supplies — 7.2%
329,000	Danaher Corp.	43,434,580
698,000	Hologic, Inc.(a)	33,783,200
		77,217,780
	Health Care Providers & Services — 6.1%
298,400	HCA Healthcare, Inc.	38,905,392
110,000	UnitedHealth Group, Inc.	27,198,600
		66,103,992
	Health Care Technology — 3.8%
715,000	Cerner Corp.(a)	40,905,150
	Hotels, Restaurants & Leisure — 4.8%
938,000	Norwegian Cruise Line Holdings, Ltd.(a)	51,552,480
	Household Durables — 3.0%
647,000	Lennar Corp., Class A	31,761,230
	Interactive Media & Services — 6.3%
58,000	Alphabet, Inc., Class C(a)	68,051,980
	IT Services — 4.9%
533,700	Akamai Technologies, Inc.(a)	38,271,627

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
207,000	Cognizant Technology Solutions Corp., Class A	$14,997,150
		53,268,777
	Media — 11.4%
714,500	CBS Corp., Class B	33,960,185
1,342,500	Comcast Corp., Class A	53,673,150
1,405,500	Discovery, Inc., Class C(a)	35,727,810
		123,361,145
	Pharmaceuticals — 2.7%
613,000	Bristol-Myers Squibb Co.	29,246,230
	Professional Services — 3.7%
303,400	Verisk Analytics, Inc.	40,352,200
	Real Estate Management & Development — 3.0%
655,000	CBRE Group, Inc., Class A(a)	32,389,750
	Semiconductors & Semiconductor Equipment — 3.8%
467,900	NXP Semiconductors NV	41,357,681
	Software — 8.4%
426,000	CDK Global, Inc.	25,057,320
230,500	Check Point Software Technologies, Ltd.(a)	29,155,945
138,000	Intuit, Inc.	36,074,580
		90,287,845
	Total Common Stocks
	(Cost $724,839,382)	1,072,380,790
MONEY MARKET FUND — 0.6%
6,249,916	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	6,249,916
	Total Money Market Fund
	(Cost $6,249,916)	6,249,916

Total Investments — 100.0%
(Cost $731,089,298)		1,078,630,706
Net Other Assets (Liabilities) — 0.0%		174,553
NET ASSETS — 100.0%		$1,078,805,259

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.8%
	Air Freight & Logistics — 3.0%
451,000	United Parcel Service, Inc., Class B	$50,394,740
	Airlines — 2.9%
938,000	Delta Air Lines, Inc.	48,447,700
	Automobiles — 3.4%
1,531,000	General Motors Co.	56,800,100
	Banks — 2.4%
834,000	Wells Fargo & Co.	40,298,880
	Beverages — 3.8%
513,900	PepsiCo, Inc.	62,978,445
	Biotechnology — 3.3%
681,500	AbbVie, Inc.	54,922,085
	Capital Markets — 3.6%
876,000	Morgan Stanley	36,967,200
270,000	Nasdaq, Inc.	23,622,300
		60,589,500
	Consumer Finance — 4.4%
1,043,300	Discover Financial Services	74,241,228
	Diversified Telecommunication Services — 4.1%
1,170,000	Verizon Communications, Inc.	69,182,100
	Equity Real Estate Investment Trusts (REITS) — 4.9%
526,000	Crown Castle International Corp.	67,328,000
578,272	Weyerhaeuser Co.	15,231,685
		82,559,685
	Health Care Equipment & Supplies — 8.0%
977,000	Abbott Laboratories	78,101,380
614,500	Medtronic PLC	55,968,660
		134,070,040
	Health Care Providers & Services — 4.1%
78,600	Anthem, Inc.	22,556,628
867,000	CVS Health Corp.	46,757,310
		69,313,938
	Hotels, Restaurants & Leisure — 6.3%
976,000	Carnival Corp.	49,502,720
749,750	Starbucks Corp.	55,736,415
		105,239,135
	Industrial Conglomerates — 3.6%
383,400	Honeywell International, Inc.	60,929,928

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — 1.8%
219,000	Chubb, Ltd.	$30,677,520
	IT Services — 4.3%
412,000	Accenture PLC, Class A	72,520,240
	Oil, Gas & Consumable Fuels — 8.3%
1,476,000	Enbridge, Inc.	53,519,760
595,000	Occidental Petroleum Corp.	39,389,000
489,587	Phillips 66	46,593,995
		139,502,755
	Pharmaceuticals — 8.1%
325,200	Johnson & Johnson	45,459,708
763,800	Merck & Co., Inc.	63,525,246
619,500	Pfizer, Inc.	26,310,165
		135,295,119
	Semiconductors & Semiconductor Equipment — 8.8%
673,000	Analog Devices, Inc.	70,846,710
1,037,000	Maxim Integrated Products, Inc.	55,137,290
395,500	QUALCOMM, Inc.	22,555,365
		148,539,365
	Software — 4.9%
692,000	Microsoft Corp.	81,614,480
	Specialty Retail — 3.8%
331,400	Home Depot, Inc. (The)	63,592,346
	Total Common Stocks
	(Cost $1,176,951,484)	1,641,709,329

MONEY MARKET FUND — 2.1%
36,415,735	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	36,415,735
	Total Money Market Fund
	(Cost $36,415,735)	36,415,735
Total Investments — 99.9%
(Cost $1,213,367,219)		1,678,125,064
Net Other Assets (Liabilities) — 0.1%		956,273
NET ASSETS — 100.0%		$1,679,081,337

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.9%
	Australia — 8.8%
44,175	AGL Energy, Ltd.	$683,257
55,175	Australia & New Zealand Banking Group, Ltd.	1,020,425
61,400	BlueScope Steel, Ltd.	609,426
22,875	Commonwealth Bank of Australia	1,148,191
87,375	Fortescue Metals Group, Ltd.	442,218
9,275	Macquarie Group, Ltd.	854,192
181,625	Qantas Airways, Ltd.	730,849
334,075	Telstra Corp., Ltd.	787,771
243,950	Vicinity Centres, REIT	450,421
		6,726,750
	Austria — 1.1%
15,075	OMV AG	818,597
	Belgium — 3.0%
8,675	Anheuser-Busch InBev SA/NV	728,219
14,425	Telenet Group Holding NV	693,700
9,875	UCB SA	848,290
		2,270,209
	Denmark — 1.1%
6,450	Carlsberg A/S, Class B	806,561
	Finland — 0.2%
7,225	Fortum OYJ	147,982
	France — 10.7%
16,500	BNP Paribas SA	785,209
7,175	Capgemini SE	870,632
29,975	CNP Assurances	659,993
1,900	Eiffage SA	182,644
60,525	Engie SA	902,604
27,375	Eutelsat Communications SA	479,393
10,425	Faurecia	438,846
20,450	Klepierre SA, REIT	715,529
34,375	Peugeot SA	838,810
9,725	Publicis Groupe SA	520,698
23,925	Societe Generale SA	691,280
18,475	TOTAL SA	1,028,126
		8,113,764
	Germany — 5.9%
2,175	Allianz SE	484,696
9,050	Covestro AG(b)	499,302
30,300	Deutsche Lufthansa AG	666,028
35,050	Deutsche Telekom AG	582,295
7,150	Henkel AG & Co. KGaA	680,347
4,650	HOCHTIEF AG	673,750
42,075	METRO AG	698,810
4,500	Vonovia SE	233,531
		4,518,759
	Hong Kong — 2.2%
16,825	CK Hutchison Holdings, Ltd.	176,921
461,275	HKT Trust & HKT, Ltd.	741,720
337,575	NWS Holdings, Ltd.	739,073
		1,657,714
	Israel — 0.2%
1,075	Check Point Software Technologies, Ltd.(a)	135,977
	Italy — 4.0%
46,275	Assicurazioni Generali SpA	857,967
46,225	Fiat Chrysler Automobiles NV(a)	690,406

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — (continued)
74,175	Mediobanca Banca di Credito Finanziario SpA	$772,320
146,250	Snam SpA	752,333
		3,073,026
	Japan — 23.3%
59,700	Astellas Pharma, Inc.	897,039
3,000	Central Japan Railway Co.	697,340
65,600	Daicel Corp.	714,444
18,800	FUJIFILM Holdings Corp.	856,303
48,700	ITOCHU Corp.	882,628
43,000	Kajima Corp.	636,087
97,800	Marubeni Corp.	678,087
29,400	Medipal Holdings Corp.	699,539
95,100	Mitsubishi Chemical Holdings Corp.	671,654
33,700	Mitsubishi Corp.	938,249
53,900	Mitsui & Co., Ltd.	838,708
544,800	Mizuho Financial Group, Inc.	843,063
9,500	NEC Corp.	321,980
49,800	Nikon Corp.	704,104
20,200	Nippon Telegraph & Telephone Corp.	861,148
36,000	NTT DOCOMO, Inc.	797,891
40,900	ORIX Corp.	587,635
12,500	Sekisui House, Ltd.	207,143
12,400	Shionogi & Co., Ltd.	769,812
11,600	Showa Denko KK	410,036
20,200	Sony Corp.	852,869
50,600	Sumitomo Corp.	701,533
23,600	Toyota Motor Corp.	1,390,295
23,100	Toyota Tsusho Corp.	754,767
		17,712,354
	Netherlands — 6.2%
98,725	Aegon NV	474,224
16,400	Coca-Cola European Partners PLC	848,536
35,700	Koninklijke Ahold Delhaize NV	950,473
2,575	NXP Semiconductors NV	227,604
12,600	Randstad NV	615,235
4,250	Unibail-Rodamco-Westfield, REIT	696,949
15,825	Unilever NV	922,624
		4,735,645
	Norway — 1.0%
40,475	DNB ASA	745,541
	Singapore — 1.6%
671,600	Genting Singapore, Ltd.	516,610
29,100	Jardine Cycle & Carriage, Ltd.	698,986
		1,215,596
	Spain — 3.5%
18,350	ACS Actividades de Construccion y Servicios SA
		806,704
24,075	Enagas SA	700,885
31,100	Endesa SA	793,689
22,202	Repsol SA	379,840
		2,681,118
	Sweden — 2.0%
76,125	Skandinaviska Enskilda Banken AB, Class A	659,465
29,875	Swedbank AB, Class A	422,221
9,225	Swedish Match AB	470,686
		1,552,372

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — 6.8%
425	Adecco Group AG	$22,697
9,700	Novartis AG	932,359
6,800	Roche Holding AG	1,873,773
825	Swiss Life Holding AG	363,495
8,175	Swiss Re AG	799,067
67,200	UBS Group AG	815,375
1,125	Zurich Insurance Group AG	372,416
		5,179,182
	United Kingdom — 15.3%
34,400	Anglo American PLC	920,080
103,700	Barratt Developments PLC	810,038
15,850	Berkeley Group Holdings PLC	761,991
43,150	BHP Group PLC	1,041,084
118,250	Centrica PLC	176,146
63,675	GlaxoSmithKline PLC	1,322,906
27,825	Imperial Brands PLC	951,820
75,100	J Sainsbury PLC	230,457
243,875	Legal & General Group PLC	875,180
208,725	Marks & Spencer Group PLC	757,525
29,625	Micro Focus International PLC	770,237
11,625	Pearson PLC	126,826
6,800	Persimmon PLC	192,343
19,500	Rio Tinto PLC	1,133,406
50,175	SSE PLC	776,303
81,275	Tate & Lyle PLC	768,732
		11,615,074
	Total Common Stocks
	(Cost $71,843,375)	73,706,221

PREFERRED STOCKS — 0.6%
	Germany — 0.6%
51,825	Schaeffler AG	422,074
	Total Preferred Stocks
	(Cost $793,297)	422,074

EXCHANGE TRADED FUNDS — 1.1%
	United States — 1.1%
13,053	iShares MSCI EAFE ETF	846,618

	Total Exchange Traded Funds
	(Cost $826,344)	846,618

Shares		Fair Value
MONEY MARKET FUND — 0.0%
	United States — 0.0%
33,122	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(c)	$33,122

	Total Money Market Fund
	(Cost $33,122)	33,122
Total Investments — 98.6%
(Cost $73,496,138)		75,008,035
Net Other Assets (Liabilities) — 1.4%		1,041,577
NET ASSETS — 100.0%		$76,049,612

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Industry	Percentage of net assets
Airlines	1.8%
Auto Components	1.1%
Automobiles	3.9%
Banks	9.3%
Beverages	3.1%
Capital Markets	2.2%
Chemicals	3.0%
Construction & Engineering	3.0%
Distributors	0.9%
Diversified Financial Services	0.8%
Diversified Telecommunication Services	3.9%
Electric Utilities	2.3%
Equity Real Estate Investment Trusts (REITS)	2.5%
Food & Staples Retailing	2.5%
Food Products	1.0%
Health Care Providers & Services	0.9%
Hotels, Restaurants & Leisure	0.7%
Household Durables	4.6%
Household Products	0.9%
Industrial Conglomerates	1.2%
Insurance	6.4%
IT Services	1.2%
Media	2.4%
Metals & Mining	5.5%
Exchange Traded Funds	1.1%
Multiline Retail	1.0%
Multi-Utilities	2.3%
Oil, Gas & Consumable Fuels	4.8%
Personal Products	1.2%
Pharmaceuticals	8.7%
Professional Services	0.8%
Real Estate Management & Development	0.3%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	0.3%
Software	1.2%
Technology Hardware, Storage & Peripherals	1.6%
Tobacco	1.9%
Trading Companies & Distributors	6.3%
Wireless Telecommunication Services	1.1%
98.6%

See accompanying Notes to the Financial Statements.

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.7%
	Airlines — 3.7%
5,785	Alaska Air Group, Inc.	$324,654
	Auto Components — 2.5%
10,500	Gentex Corp.	217,140
	Banks — 6.1%
11,449	Towne Bank	283,363
4,985	Webster Financial Corp.	252,590
		535,953
	Commercial Services & Supplies — 4.1%
4,050	Waste Connections, Inc.	358,790
	Containers & Packaging — 4.5%
6,940	Ball Corp.	401,548
	Diversified Consumer Services — 3.5%
6,530	ServiceMaster Global Holdings, Inc.(a)	304,951
	Electronic Equipment, Instruments & Components — 5.2%
2,885	Rogers Corp.(a)	458,369

	Entertainment — 1.6%
1,500	Take-Two Interactive Software, Inc.(a)	141,555
	Health Care Equipment & Supplies — 3.4%
1,000	Teleflex, Inc.	302,160
	Health Care Providers & Services — 9.3%
6,200	Centene Corp.(a)	329,220
5,143	Premier, Inc., Class A(a)	177,382
2,356	Universal Health Services, Inc., Class B	315,162
		821,764
	Hotels, Restaurants & Leisure — 8.2%
11,810	Aramark	348,985
6,781	Norwegian Cruise Line Holdings, Ltd.(a)	372,684
		721,669
	Household Durables — 2.7%
87	NVR, Inc.(a)	240,729
	IT Services — 21.6%
5,700	Amdocs, Ltd.	308,427
3,375	Black Knight, Inc.(a)	183,937
4,900	Fiserv, Inc.(a)	432,572

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
12,276	Genpact, Ltd.	$431,870
4,000	Global Payments, Inc.	546,080
		1,902,886
	Oil, Gas & Consumable Fuels — 2.3%
14,100	Centennial Resource Development, Inc., Class A(a)	123,939
11,283	Encana Corp.	81,689
		205,628
	Real Estate Management & Development — 3.9%
3,879	FirstService Corp.	346,550
	Road & Rail — 4.5%
3,400	Kansas City Southern	394,332
	Software — 4.5%
6,754	CDK Global, Inc.	397,270
	Specialty Retail — 6.1%
5,120	CarMax, Inc.(a)	357,376
5,615	National Vision Holdings, Inc.(a)	176,479
		533,855
	Total Common Stocks
	(Cost $7,159,886)	8,609,803

MONEY MARKET FUND — 2.0%
177,060	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	177,060
	Total Money Market Fund
	(Cost $177,060)	177,060
Total Investments — 99.7%
(Cost $7,336,946)		8,786,863
Net Other Assets (Liabilities) — 0.3%		24,421
NET ASSETS — 100.0%		$8,811,284

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.1%
	Auto Components — 1.3%
16,540	Magna International, Inc.	$805,333
	Banks — 8.0%
21,700	East West Bancorp, Inc.	1,040,949
10,100	First Republic Bank/CA	1,014,646
81,700	Huntington Bancshares, Inc.	1,035,956
56,100	KeyCorp	883,575
12,100	Wintrust Financial Corp.	814,693
		4,789,819
	Capital Markets — 1.5%
7,200	Ameriprise Financial, Inc.	922,320
	Chemicals — 1.6%
13,900	Westlake Chemical Corp.	943,254
	Construction & Engineering — 1.9%
23,800	MasTec, Inc.(a)	1,144,780
	Containers & Packaging — 5.4%
14,700	Avery Dennison Corp.	1,661,100
29,100	Berry Global Group, Inc.(a)	1,567,617
		3,228,717
	Electronic Equipment, Instruments & Components — 3.8%
10,500	Arrow Electronics, Inc.(a)	809,130
14,900	CDW Corp.	1,435,913
		2,245,043

	Entertainment — 2.5%
17,500	Activision Blizzard, Inc.	796,775
7,700	Take-Two Interactive Software, Inc.(a)	726,649
		1,523,424
	Equity Real Estate Investment Trusts (REITS) — 13.5%
17,200	CyrusOne, Inc.	901,968
8,100	Digital Realty Trust, Inc.	963,900
13,900	EastGroup Properties, Inc.	1,551,796
21,500	Highwoods Properties, Inc.	1,005,770
30,000	Hudson Pacific Properties, Inc.	1,032,600
14,900	Mid-America Apartment Communities, Inc.	1,629,017
12,200	Ryman Hospitality Properties, Inc.	1,003,328
		8,088,379
	Food & Staples Retailing — 4.8%
6,900	Casey’s General Stores, Inc.	888,513
26,600	Performance Food Group Co.(a)	1,054,424
26,500	U.S. Foods Holding Corp.(a)	925,115
		2,868,052
	Food Products — 2.7%
21,300	Lamb Weston Holdings, Inc.	1,596,222
	Gas Utilities — 5.7%
25,000	Southwest Gas Holdings, Inc.	2,056,500
24,900	UGI Corp.	1,379,958
		3,436,458
	Health Care Equipment & Supplies — 3.6%
3,400	Becton Dickinson & Co.	849,082
10,400	Zimmer Biomet Holdings, Inc.	1,328,080
		2,177,162

Shares		Fair Value
COMMON STOCKS — (continued)
	Hotels, Restaurants & Leisure — 1.6%
8,500	Royal Caribbean Cruises, Ltd.	$974,270
	Household Durables — 1.7%
35,700	PulteGroup, Inc.	998,172
	Industrial Conglomerates — 1.5%
7,400	Carlisle Cos., Inc.	907,388
	Insurance — 7.4%
12,300	American Financial Group, Inc.	1,183,383
22,300	First American Financial Corp.	1,148,450
10,500	Hanover Insurance Group, Inc. (The)	1,198,785
10,700	Torchmark Corp.	876,865
		4,407,483
	IT Services — 5.1%
6,800	CACI International, Inc., Class A(a)	1,237,736
20,400	Fiserv, Inc.(a)	1,800,912
		3,038,648
	Life Sciences Tools & Services — 6.8%
10,300	ICON Plc(a)	1,406,774
5,710	Medpace Holdings, Inc.(a)	336,719
14,300	PerkinElmer, Inc.	1,377,948
3,500	Thermo Fisher Scientific, Inc.	958,020
		4,079,461
	Machinery — 1.8%
14,300	Oshkosh Corp.	1,074,359
	Oil, Gas & Consumable Fuels — 7.3%
46,700	Cabot Oil & Gas Corp.	1,218,870
90,800	Callon Petroleum Co.(a)	685,540
29,400	Devon Energy Corp.	927,864
16,300	Phillips 66	1,551,271
		4,383,545
	Semiconductors & Semiconductor Equipment — 1.3%
9,400	Skyworks Solutions, Inc.	775,312
	Software — 1.6%
10,200	PTC, Inc.(a)	940,236
	Trading Companies & Distributors — 3.7%
35,300	HD Supply Holdings, Inc.(a)	1,530,255
6,100	United Rentals, Inc.(a)	696,925
		2,227,180
	Total Common Stocks
	(Cost $37,839,774)	57,575,017

Continued

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.9%
2,348,631	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	$2,348,631
	Total Money Market Fund
	(Cost $2,348,631)	2,348,631
Total Investments — 100.0%
(Cost $40,188,405)		59,923,648
Net Other Assets (Liabilities) — 0.0%		29,729
NET ASSETS — 100.0%		$59,953,377

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.6%
	Diversified — 4.2%
85,000	Essential Properties Realty Trust, Inc.	$1,659,200
53,000	Liberty Property Trust	2,566,260
		4,225,460
	Health Care — 10.7%
62,500	Healthcare Trust of America, Inc., Class A	1,786,875
132,000	Medical Properties Trust, Inc.	2,443,320
53,000	Ventas, Inc.	3,381,930
41,000	Welltower, Inc.	3,181,600
		10,793,725
	Hotel & Resort — 7.3%
50,000	Chesapeake Lodging Trust	1,390,500
140,000	DiamondRock Hospitality Co.	1,516,200
8,500	Marriott International, Inc., Class A	1,063,265
40,000	MGM Growth Properties, LLC, Class A	1,290,000
25,000	Ryman Hospitality Properties, Inc.	2,056,000
		7,315,965
	Industrial — 6.2%
68,000	Americold Realty Trust	2,074,680
16,300	EastGroup Properties, Inc.	1,819,732
68,000	First Industrial Realty Trust, Inc.	2,404,480
		6,298,892
	Office — 10.1%
20,000	Alexandria Real Estate Equities, Inc.	2,851,200
150,000	Cousins Properties, Inc.	1,449,000
37,000	Highwoods Properties, Inc.	1,730,860
70,000	Hudson Pacific Properties, Inc.	2,409,400
19,600	SL Green Realty Corp.	1,762,432
		10,202,892
	Residential — 17.5%
40,000	American Campus Communities, Inc.	1,903,200
85,000	American Homes 4 Rent, Class A	1,931,200
45,822	Apartment Investment & Management Co.	2,304,400
19,400	Equity LifeStyle Properties, Inc.	2,217,420
12,500	Essex Property Trust, Inc.	3,615,500
22,000	Mid-America Apartment Communities, Inc.	2,405,260
73,000	UDR, Inc.	3,318,580
		17,695,560

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail — 15.5%
49,500	Acadia Realty Trust	$1,349,865
17,700	Federal Realty Investment Trust	2,439,945
43,000	National Retail Properties, Inc.	2,381,770
77,000	Retail Opportunity Investments Corp.	1,335,180
133,000	Retail Properties of America, Inc.	1,621,270
35,557	Simon Property Group, Inc.	6,478,841
		15,606,871
	Specialized — 26.1%
46,700	Crown Castle International Corp.	5,977,600
68,000	CubeSmart	2,178,720
30,000	CyrusOne, Inc.	1,573,200
30,000	Digital Realty Trust, Inc.	3,570,000
26,000	EPR Properties	1,999,400
9,700	Equinix, Inc.	4,395,652
19,500	Life Storage, Inc.	1,896,765
40,000	PotlatchDeltic Corp.	1,511,600
16,000	SBA Communications Corp.(a)	3,194,560
		26,297,497
	Total Common Stocks
	(Cost $60,314,709)	98,436,862

MONEY MARKET FUND — 2.0%
2,037,037	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	2,037,037
	Total Money Market Fund
	(Cost $2,037,037)	2,037,037
Total Investments — 99.6%
(Cost $62,351,746)		100,473,899
Net Other Assets (Liabilities) — 0.4%		379,761
NET ASSETS — 100.0%		$100,853,660

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.1%
	Aerospace & Defense — 2.6%
299,625	Moog, Inc., Class A	$26,052,394
	Airlines — 2.0%
1,212,300	JetBlue Airways Corp.(a)	19,833,228
	Banks — 19.7%
437,840	Chemical Financial Corp.	18,021,494
389,550	Community Bank System, Inc.	23,283,403
794,650	First Midwest Bancorp, Inc.	16,258,539
492,130	Glacier Bancorp, Inc.	19,719,649
247,250	IBERIABANK Corp.	17,730,297
161,200	Signature Bank	20,644,884
52,500	SVB Financial Group(a)	11,673,900
805,691	Umpqua Holdings Corp.	13,293,902
398,250	United Bankshares, Inc.	14,432,580
446,000	Webster Financial Corp.	22,598,820
328,300	Wintrust Financial Corp.	22,104,439
		199,761,907
	Capital Markets — 1.1%
105,700	Affiliated Managers Group, Inc.	11,321,527
	Chemicals — 1.8%
632,947	PolyOne Corp.	18,551,677
	Communications Equipment — 1.4%
500,000	NetScout Systems, Inc.(a)	14,035,000
	Construction & Engineering — 2.7%
566,550	MasTec, Inc.(a)	27,251,055
	Electric Utilities — 5.3%
448,131	El Paso Electric Co.	26,359,065
527,150	Portland General Electric Co.	27,327,456
		53,686,521
	Electrical Equipment — 2.0%
313,450	EnerSys	20,424,402
	Electronic Equipment, Instruments & Components — 3.2%
258,100	Anixter International, Inc.(a)	14,481,991
325,808	Belden, Inc.	17,495,890
		31,977,881
	Entertainment — 0.9%
100,410	Take-Two Interactive Software, Inc.(a)	9,475,692
	Equity Real Estate Investment Trusts (REITS) — 14.7%
495,200	American Campus Communities, Inc.	23,561,616
715,813	First Industrial Realty Trust, Inc.	25,311,148
472,064	Highwoods Properties, Inc.	22,083,154
1,181,600	Medical Properties Trust, Inc.	21,871,416
1,270,000	Retail Properties of America, Inc.	15,481,300
318,800	Ryman Hospitality Properties, Inc.	26,218,112
158,300	SL Green Realty Corp.	14,234,336
		148,761,082
	Food & Staples Retailing — 5.4%
202,800	Casey’s General Stores, Inc.	26,114,556
720,000	Performance Food Group Co.(a)	28,540,800
		54,655,356

Shares		Fair Value
COMMON STOCKS — (continued)
	Food Products — 2.1%
325,000	TreeHouse Foods, Inc.(a)	$20,978,750
	Gas Utilities — 2.7%
338,260	Southwest Gas Holdings, Inc.	27,825,268
	Health Care Equipment & Supplies — 2.4%
221,673	West Pharmaceutical Services, Inc.	24,428,365
	Health Care Providers & Services — 2.2%
351,788	BioTelemetry, Inc.(a)	22,028,965
	Insurance — 5.2%
216,400	Hanover Insurance Group, Inc. (The)	24,706,388
439,550	Selective Insurance Group, Inc.	27,814,724
		52,521,112
	IT Services — 3.2%
179,700	CACI International, Inc., Class A(a)	32,708,994
	Machinery — 5.0%
312,500	Crane Co.	26,443,750
323,700	Oshkosh Corp.	24,319,581
		50,763,331
	Oil, Gas & Consumable Fuels — 2.4%
1,915,500	Callon Petroleum Co.(a)	14,462,025
817,400	Carrizo Oil & Gas, Inc.(a)	10,192,978
		24,655,003
	Semiconductors & Semiconductor Equipment — 3.6%
990,707	ON Semiconductor Corp.(a)	20,378,843
216,844	Qorvo, Inc.(a)	15,554,220
		35,933,063
	Software — 1.9%
209,830	PTC, Inc.(a)	19,342,129
	Thrifts & Mortgage Finance — 1.3%
761,521	Northwest Bancshares, Inc.	12,923,011
	Trading Companies & Distributors — 1.3%
111,941	United Rentals, Inc.(a)	12,789,259
	Total Common Stocks
	(Cost $490,458,121)	972,684,972

MONEY MARKET FUND — 3.8%
38,857,089	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	38,857,089
	Total Money Market Fund
	(Cost $38,857,089)	38,857,089
Total Investments — 99.9%
(Cost $529,315,210)		1,011,542,061
Net Other Assets (Liabilities) — 0.1%		973,704
NET ASSETS — 100.0%		$1,012,515,765

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 24.0%
$237,468	Ally Auto Receivables Trust, Series 2016-2, Class A4, 1.600%, 1/15/21	$236,574
135,000	Ally Auto Receivables Trust, Series 2016-2, Class B, 2.150%, 4/15/21	134,643
500,000	Ally Auto Receivables Trust, Series 2017-2, Class A4, 2.100%, 3/15/22	496,467
282,899	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/8/21	282,829
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	168,676
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	179,647
515,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	512,584
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(a)	450,626
122,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/21(a)	121,498
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	352,906
600,000	CarMax Auto Owner Trust, Series 2015-1, Class B, 2.170%, 10/15/20	599,835
285,000	CarMax Auto Owner Trust, Series 2015-3, Class B, 2.280%, 4/15/21	284,168
190,755	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(a)	189,443
469,437	Chesapeake Funding II, LLC, Series 2017-3A, Class A1, 1.910%, 8/15/29(a)	465,116
454,587	Chesapeake Funding II, LLC, Series 2017-4A, Class A1, 2.120%, 11/15/29(a)	450,149
46,805	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.124%, 6/25/37	47,417
128,523	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.911%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	128,924
345,209	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.776%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	343,781
619,749	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	617,284
343,093	Fifth Third Auto Trust 2017-1, Series 2017-1, Class A3, 1.800%, 2/15/22	341,058
265,000	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, 1.600%, 6/15/21	263,537
600,000	Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Class A, 2.260%, 11/15/25(a)	599,702
1,125,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(a)	1,122,663
48,751	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.916%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	48,752
300,000	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 3.251%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	300,355
1,321	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	1,320
215,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.750%, 9/15/21	214,966
245,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	246,050

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$139,163	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.636%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	$138,640
86,509	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.336%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	86,785
340,000	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.520%, 8/16/21	337,622
131,815	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	131,063
500,000	Wheels SPV 2, LLC, Series 2018-1A, Class A2, 3.060%, 4/20/27(a)	500,423
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	124,507
	Total Asset Backed Securities
	(Cost $10,497,045)	10,520,010

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
87,362	Fannie Mae, Series 2011-141, Class EA, 1.750%, 7/25/21	86,954
96,520	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	96,322
53,692	Freddie Mac, Series -3805, Class EK, 4.000%, 6/15/40	54,072
223,674	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	228,228
454,901	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a)(c)	462,174
118,717	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	118,342
	Total Collateralized Mortgage Obligations
	(Cost $1,044,777)	1,046,092

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
303,868	COMM 2014-CCRE21 Mortgage Trust, Series 2014-CR21, Class A2, 3.095%, 12/10/47	303,991
144,239	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	144,106
399,642	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	411,742
13,355	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	13,337
5,861	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	5,889
450,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	461,303
	Total Commercial Mortgage-Backed Securities
	(Cost $1,348,542)	1,340,368

CORPORATE BONDS — 70.7%
	Aerospace & Defense — 0.8%
350,000	General Dynamics Corp., 2.987%, (LIBOR USD 3-Month plus 0.29%), 5/11/20(b)	350,586

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — 2.7%
$116,000	American Honda Finance Corp., MTN, 3.033%, (LIBOR USD 3-Month plus 0.34%), 2/14/20(b)	$116,314
190,000	Daimler Finance North America, LLC, 2.250%, 7/31/19(a)	189,629
200,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	199,161
200,000	General Motors Financial Co., Inc., 2.400%, 5/9/19	199,914
250,000	Hyundai Capital America, 3.744%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	249,950
250,000	Nissan Motor Acceptance Corp., 3.131%, (LIBOR USD 3-Month plus 0.52%), 3/15/21(a)(b)	248,005
		1,202,973
	Banks — 15.6%
300,000	Associated Banc-Corp., 2.750%, 11/15/19	299,630
450,000	Bank Of America Corp., 2.650%, 4/1/19	450,000
250,000	Bank of Montreal, MTN, 3.197%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	250,821
277,000	Bank of Nova Scotia (The), BKNT, 3.201%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(b)	277,995
325,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.300%, 3/5/20(a)	323,707
300,000	Barclays Bank PLC, GMTN, 3.289%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	300,297
250,000	Canadian Imperial Bank of Commerce, 3.053%, (LIBOR USD 3-Month plus 0.32%), 2/2/21(b)	250,171
400,000	Capital One NA, BKNT, 2.350%, 1/31/20	397,989
400,000	Citigroup, Inc., 3.981%, (LIBOR USD 3-Month plus 1.38%), 3/30/21(b)	406,758
380,000	Citizens Bank NA / Providence RI, BKNT, 2.200%, 5/26/20	377,095
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	249,763
250,000	Credit Agricole SA/London, 2.500%, 4/15/19(a)	249,975
250,000	DBS Group Holdings, Ltd., 3.085%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	250,335
250,000	DNB Bank ASA, 2.970%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,010
300,000	ING Bank NV, 2.500%, 10/1/19(a)	299,588
200,000	JPMorgan Chase & Co., 2.750%, 6/23/20	200,103
300,000	Manufacturers & Traders Trust Co., BKNT, 2.250%, 7/25/19	299,622
310,000	Nordea Bank Abp, 1.625%, 9/30/19(a)	308,106
250,000	Sumitomo Mitsui Banking Corp., 3.123%, (LIBOR USD 3-Month plus 0.35%), 1/17/20(b)	250,455
274,000	SunTrust Bank/Atlanta GA, BKNT, 3.274%, (LIBOR USD 3-Month plus 0.53%), 1/31/20(b)	274,832
300,000	Svenska Handelsbanken AB, 2.955%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	300,209
300,000	Toronto-Dominion Bank (The), MTN, 2.881%, (LIBOR USD 3-Month plus 0.28%), 6/11/20(b)	300,425

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$250,000	U.S. Bank NA/Cincinnati OH, BKNT, 3.029%, (LIBOR USD 3-Month plus 0.25%), 7/24/20(b)	$250,496
		6,818,382
	Beverages — 0.5%
200,000	Constellation Brands, Inc., 3.384%, (LIBOR USD 3-Month plus 0.7%), 11/15/21(b)	200,103
	Biotechnology — 1.8%
200,000	Allergan Funding SCS, 3.000%, 3/12/20	199,879
220,000	Amgen, Inc., 3.263%, (LIBOR USD 3-Month plus 0.6%), 5/22/19(b)	220,183
350,000	Celgene Corp., 2.250%, 5/15/19	349,764
		769,826
	Capital Goods — 0.6%
250,000	Caterpillar Financial Services Corp., MTN, 2.841%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(b)	250,171
	Chemicals — 3.0%
150,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. L.P., 3.486%, (LIBOR USD 3-Month plus 0.75%), 5/1/20(a)(b)	150,333
200,000	DowDuPont, Inc., 3.394%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	201,385
275,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	274,015
381,000	INVISTA Finance, LLC, 4.250%, 10/15/19(a)	382,585
300,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	298,218
		1,306,536
	Communications Equipment — 2.9%
375,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	378,281
200,000	CommScope, Inc., 5.000%, 6/15/21(a)	199,850
300,000	Sprint Capital Corp., 6.900%, 5/1/19	300,750
400,000	Verizon Communications, Inc., 3.213%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	401,682
		1,280,563
	Construction Materials — 1.5%
413,000	Martin Marietta Materials, Inc., 3.133%, (LIBOR USD 3-Month plus 0.5%), 12/20/19(b)	412,559
240,000	Vulcan Materials Co., 3.276%, (LIBOR USD
	3-Month plus 0.65%), 3/1/21(b)	239,760
		652,319
	Diversified Financial Services — 5.3%
290,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.750%, 5/15/19	290,238
200,000	Ally Financial, Inc., 3.750%, 11/18/19	200,500
475,000	American Express Credit Corp., MTN, 3.068%, (LIBOR USD 3-Month plus 0.33%), 5/3/19(b)	475,000
200,000	Export-Import Bank of Korea, 2.375%, 8/12/19	199,807
250,000	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/20(a)	247,961
400,000	Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	399,404
325,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	340,441

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$175,000	TD Ameritrade Holding Corp., 3.166%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	$174,999
		2,328,350
	Diversified Telecommunication Services — 1.1%
327,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	328,668
156,250	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	156,203
		484,871
	Electric Utilities — 3.5%
300,000	Dominion Energy, Inc., 2.579%, 7/1/20	298,343
75,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	74,837
400,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	399,535
215,000	Mississippi Power Co., 3.259%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	214,918
305,000	Nextera Energy Capital Holdings, Inc., 2.300%, 4/1/19	305,000
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	255,026
		1,547,659
	Electrical Equipment — 2.8%
442,000	iStar, Inc., 6.500%, 7/1/21	449,735
200,000	Keysight Technologies, Inc., 3.300%, 10/30/19	200,451
400,000	SBA Tower Trust, 2.898%, 10/15/19(a)	399,539
200,000	Textron, Inc., 3.247%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	199,127
		1,248,852
	Energy — 1.5%
360,000	Spectra Energy Partners L.P., 3.299%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(b)	359,583
288,000	Williams Partners L.P., 5.250%, 3/15/20	294,112
		653,695
	Energy Equipment & Services — 4.4%
300,000	BP Capital Markets PLC, 2.521%, 1/15/20	299,305
159,615	Cenovus Energy, Inc., 5.700%, 10/15/19	161,900
250,000	Enable Midstream Partners LP, 2.400%, 5/15/19	249,795
353,000	Enbridge, Inc., 3.311%, (LIBOR USD 3-Month plus 0.7%), 6/15/20(b)	352,869
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	100,000
544,000	Kinder Morgan, Inc./DE, 3.050%, 12/1/19	544,542
185,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 2.500%, 6/15/19(a)	184,748
56,000	Range Resources Corp., 5.750%, 6/1/21	56,840
		1,949,999
	Equity Real Estate Investment Trusts (REITS) — 3.3%
205,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	204,647
355,000	AvalonBay Communities, Inc., MTN, 3.217%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(b)	352,427
250,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(a)	249,258

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$300,000	SL Green Operating Partnership L.P., 3.663%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	$298,620
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	359,776
		1,464,728
	Food & Staples Retailing — 1.6%
145,000	Conagra Brands, Inc., 3.511%, (LIBOR USD 3-Month plus 0.75%), 10/22/20(b)	144,824
310,000	CVS Health Corp., 3.321%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	310,706
225,000	Dollar Tree, Inc., 3.473%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	225,050
		680,580
	Health Care Providers & Services — 1.8%
262,000	Becton Dickinson and Co., 3.476%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	262,024
180,000	Centene Corp., 5.625%, 2/15/21	182,700
325,000	UnitedHealth Group, Inc., 2.871%, (LIBOR USD 3-Month plus 0.26%), 6/15/21(b)	324,735
		769,459
	Household Durables — 0.8%
100,000	DR Horton, Inc., 4.000%, 2/15/20	100,830
250,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	250,313
		351,143
	Insurance — 3.3%
158,000	Assurant, Inc., 3.860%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	157,659
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	250,000
100,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	103,018
200,000	Jackson National Life Global Funding, 3.087%, (LIBOR USD 3-Month plus 0.3%), 10/15/20(a)(b)	199,969
300,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	303,989
150,000	Protective Life Global Funding, 3.117%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	150,225
200,000	Prudential Financial, Inc., MTN, 5.375%, 6/21/20	206,451
58,000	Reliance Standard Life Global Funding II, 3.050%, 1/20/21(a)	57,945
		1,429,256
	Machinery — 0.1%
35,000	Fortive Corp., 1.800%, 6/15/19	34,854
	Materials — 2.1%
400,000	FMC Corp., 5.200%, 12/15/19	406,542
268,000	Georgia-Pacific, LLC, 2.539%, 11/15/19(a)	267,535
250,000	Glencore Funding, LLC, 3.125%, 4/29/19(a)	248,483
		922,560
	Media — 1.4%
200,000	Discovery Communications, LLC, 2.200%, 9/20/19	199,192

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$400,000	NBCUniversal Enterprise, Inc., 1.974%, 4/15/19(a)	$399,895
		599,087
	Multi-Utilities — 2.0%
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	84,876
495,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/19	491,435
300,000	Sempra Energy, 3.037%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(b)	299,568
		875,879
	Oil, Gas & Consumable Fuels — 1.1%
250,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	252,508
250,000	Phillips 66, 3.537%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,086
		502,594
	Pharmaceuticals — 1.1%
250,000	AbbVie, Inc., 2.500%, 5/14/20	249,262
250,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(a)	253,626
		502,888
	Software — 0.6%
250,000	DXC Technology Co., 2.875%, 3/27/20	249,845
	Specialty Retail — 1.8%
300,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(a)	299,127
300,000	Expedia Group, Inc., 5.950%, 8/15/20	311,742
200,000	Lowe’s Cos., Inc., 3.021%, (LIBOR USD 3-Month plus 0.42%), 9/10/19(b)	200,197
		811,066
	Technology Hardware, Storage & Peripherals — 0.9%
255,000	Harris Corp., 2.700%, 4/27/20	254,045
150,000	United Technologies Corp., 3.086%, (LIBOR USD 3-Month plus 0.35%), 11/1/19(b)	150,203
		404,248
	Tobacco — 0.3%
150,000	BAT Capital Corp., 2.297%, 8/14/20	148,463
	Utilities — 0.5%
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	199,519
	Total Corporate Bonds
	(Cost $30,948,858)	30,991,054

Principal Amount
MUNICIPAL BONDS — 0.5%		Fair Value
	Illinois — 0.5%
$240,000	State Of Illinois, Public Improvements, G.O., Series A, 5.000%, 5/1/19	$240,571
	Total Municipal Bonds
	(Cost $240,399)	240,571

COMMERCIAL PAPER — 0.8%
	Health Care Equipment & Supplies — 0.8%
350,000	Boston Scientific Corp., 2.930%, 6/3/19	348,196
	Total Commercial Paper
	(Cost $348,218)	348,196

Shares
MONEY MARKET FUND — 2.6%
1,124,958	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(d)	1,124,958
	Total Money Market Fund
	(Cost $1,124,958)	1,124,958
Total Investments — 104.1%
(Cost $45,552,797)		45,611,249
Net Other Assets (Liabilities) — (4.1)%		(1,801,126)
NET ASSETS — 100.0%		$43,810,123

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 18.5%
$103,417	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$103,373
222,774	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	222,667
670,838	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	670,067
965,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	958,162
1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	1,051,748
815,000	Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	821,312
91,607	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 4.586%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	91,853
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(b)	1,818,698
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	996,442
387,433	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	387,264
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	249,775
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	744,818
900,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	895,519
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	790,312
1,750,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/16/24	1,764,784
70,037	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.560%, 11/16/20	69,915
470,034	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	467,181
1,250,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.680%, 9/15/21	1,237,313
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	297,645
322,817	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	320,596
618,141	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	620,110
437,392	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	440,419
1,250,000	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	1,262,284
1,000,000	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(b)	1,002,948
79,876	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.124%, 6/25/37	80,922
553,754	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 3.461%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	559,638
203,300	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.911%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	203,935
1,195,000	Enterprise Fleet Financing, LLC, Series 2017-2, Class A3, 2.220%, 1/20/23(b)	1,182,084
2,095,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A2, 3.140%, 2/20/24(b)	2,103,944

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	$511,229
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	969,849
1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,127,125
1,850,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/23	1,864,857
385,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	384,200
1,600,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	1,595,032
76,430	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.916%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(a)	76,430
772,560	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	772,184
1,038,439	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	1,039,077
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	903,856
370,184	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 3.686%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	373,422
137,396	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.336%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	137,835
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	268,865
738,163	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	733,955
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	302,568
520,646	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	516,320
	Total Asset Backed Securities
	(Cost $32,877,935)	32,992,532

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
440,407	Banc of America Funding 2004-C Trust, Series 2004-C, Class 4A3, 3.388%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(a)	438,030
76,514	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	79,919
337	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	337
50,960	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	51,742
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	779,709
155,459	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	154,779
50,994	Freddie Mac, Series -3815, Class GD, 4.000%, 9/15/25	51,013
363,349	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	362,567
205,874	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	206,183
1,436,673	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	1,465,924

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,709,471	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	$1,736,803
16,189	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	16,063
	Total Collateralized Mortgage Obligations
	(Cost $5,338,341)	5,343,069

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	458,164
26,125	COMM 2014-CCRE16 Mortgage Trust, Series 2014-CR16, Class A2, 3.042%, 4/10/47	26,108
104,906	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	108,082
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	782,547
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	608,966
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	306,250
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(c)	982,007
219,161	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	218,897
446,013	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	457,964
236,493	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	236,167
769,187	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	768,288
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,481,910
982,627	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,011,327
58,610	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	58,886
1,200,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,230,141
	Total Commercial Mortgage-Backed Securities
	(Cost $8,876,676)	8,735,704

CORPORATE BONDS — 65.6%
	Aerospace & Defense — 0.8%
1,310,000	L3 Technologies, Inc., 4.950%, 2/15/21	1,353,392
	Automobiles — 1.9%
750,000	Daimler Finance North America, LLC, 3.113%, (LIBOR USD 3-Month plus 0.45%), 2/22/21(a)(b)	748,029
495,000	General Motors Co., 3.539%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	494,373
180,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	183,131

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — (continued)
$300,000	General Motors Financial Co., Inc., 3.911%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	$297,750
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	492,106
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(b)	1,210,828
		3,426,217
	Automobiles & Components — 0.2%
400,000	PACCAR Financial Corp., MTN, 2.800%, 3/1/21	401,301
	Banks — 11.1%
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20	1,262,555
1,000,000	BPCE SA, MTN, 2.750%, 12/2/21	994,317
1,300,000	Capital One NA, BKNT, 2.650%, 8/8/22	1,284,475
800,000	Citigroup, Inc., 4.056%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	813,299
1,075,000	Citizens Bank NA / Providence RI, BKNT, 3.456%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	1,073,561
1,000,000	Cooperatieve Rabobank UA, GMTN, 2.500%, 1/19/21	995,317
450,000	DNB Bank ASA, 2.125%, 10/2/20(b)	445,799
380,000	Fifth Third Bancorp, 3.500%, 3/15/22	386,431
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	585,442
750,000	Huntington National Bank (The), BKNT, 3.125%, 4/1/22	755,616
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	897,016
720,000	JPMorgan Chase & Co., Series I, 6.221%, (LIBOR USD 3-Month plus 3.47%),(c)(d)	723,600
1,050,000	KeyBank NA/Cleveland OH, BKNT, 3.350%, 6/15/21	1,065,808
1,050,000	Manufacturers & Traders Trust Co., BKNT, 3.304%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	1,042,557
1,400,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/22	1,388,191
825,000	Regions Bank/Birmingham AL, BKNT, 2.972%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	819,850
1,150,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	1,144,825
450,000	SunTrust Bank, BKNT, 3.328%, (LIBOR USD 3-Month plus 0.59%), 8/2/22(a)	447,031
1,000,000	U.S. Bank NA/Cincinnati OH, BKNT, 3.000%, 2/4/21	1,006,375
850,000	UBS AG/London, 2.450%, 12/1/20(b)	845,188
1,125,000	Wells Fargo & Co., 2.500%, 3/4/21	1,119,546
750,000	Zions Bancorp NA, 3.500%, 8/27/21	757,828
		19,854,627
	Beverages — 0.7%
1,200,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,184,704
	Biotechnology — 0.5%
825,000	AbbVie, Inc., 2.300%, 5/14/21	815,761
	Capital Goods — 1.0%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.950%, 2/26/22	1,009,446
11,000	Fortive Corp., 1.800%, 6/15/19	10,954

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Capital Goods — (continued)
$800,000	Keysight Technologies, Inc., 3.300%, 10/30/19	$801,803
		1,822,203
	Capital Markets — 0.7%
1,200,000	Morgan Stanley, GMTN, 2.500%, 4/21/21	1,192,196
	Chemicals — 2.2%
700,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	697,833
623,000	DowDuPont, Inc., 3.766%, 11/15/20	634,378
1,000,000	FMC Corp., 3.950%, 2/1/22	1,020,842
690,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	692,871
810,000	Sherwin-Williams Co. (The), 2.750%, 6/1/22	805,093
		3,851,017
	Commercial Services & Supplies — 0.6%
1,000,000	WPP Finance 2010, 4.750%, 11/21/21	1,033,451
	Communications Equipment — 0.4%
725,000	CommScope, Inc., 5.000%, 6/15/21(b)	724,456
	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 3.276%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,053,945
	Diversified Financial Services — 3.9%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	405,391
450,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.450%, 12/16/21	461,566
600,000	Ally Financial, Inc., 4.125%, 3/30/20	603,954
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	399,028
850,000	Blackstone Holdings Finance Co., LLC, 5.875%, 3/15/21(b)	896,401
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	398,883
485,000	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/20(b)	481,044
750,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	748,373
1,200,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(e)	1,186,135
874,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	915,524
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	484,633
		6,980,932
	Diversified Financials — 0.2%
425,000	Protective Life Global Funding, 2.161%, 9/25/20(b)	421,320
	Diversified Telecommunication Services — 1.8%
1,225,000	AT&T, Inc., 2.800%, 2/17/21	1,225,284
715,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	721,256
773,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	776,942
475,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	474,857
		3,198,339

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — 3.4%
$1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21	$1,020,113
985,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	999,569
1,075,000	Dominion Energy, Inc., 2.579%, 7/1/20	1,069,062
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,209,556
1,000,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	994,801
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	484,549
200,000	Sempra Energy, 3.037%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(a)	199,712
		5,977,362
	Electrical Equipment — 0.7%
670,000	Textron, Inc., 3.247%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(a)	667,076
525,000	Textron, Inc., 3.650%, 3/1/21	528,997
		1,196,073
	Energy Equipment & Services — 7.2%
800,000	Buckeye Partners LP, 4.875%, 2/1/21	819,644
1,300,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	1,333,757
726,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	726,000
1,025,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	1,058,345
1,037,000	Magellan Midstream Partners L.P., 4.250%, 2/1/21	1,061,904
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(b)	1,115,524
500,000	Nabors Industries, Inc., 5.000%, 9/15/20	502,500
777,000	NuStar Logistics L.P., 4.800%, 9/1/20	786,713
850,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20(b)	851,795
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	413,914
344,000	Range Resources Corp., 5.750%, 6/1/21	349,160
935,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	971,158
663,000	Spectra Energy Partners L.P., 3.299%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(a)	662,232
2,210,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	2,242,377
		12,895,023
	Equity Real Estate Investment Trusts (REITS) — 6.4%
780,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	806,710
750,000	American Tower Corp., 5.050%, 9/1/20	772,699
400,000	AvalonBay Communities, Inc., MTN, 3.217%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	397,100
955,000	Brixmor Operating Partnership L.P., 3.875%, 8/15/22	968,050
750,000	Crown Castle International Corp., 3.400%, 2/15/21	756,194
400,000	ERP Operating L.P., 4.750%, 7/15/20	408,266
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	571,547
138,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	138,690
776,000	iStar, Inc., 6.500%, 7/1/21	789,580
875,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	898,339
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,084,570

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$1,010,000	Realty Income Corp., 5.750%, 1/15/21	$1,055,399
800,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 4/28/21(b)	788,410
679,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	676,454
630,000	VEREIT Operating Partnership L.P., 4.125%, 6/1/21	640,460
700,000	WEA Finance, LLC, 3.150%, 4/5/22(b)	702,130
		11,454,598
	Food & Staples Retailing — 2.6%
700,000	Cargill, Inc., 3.050%, 4/19/21(b)	704,272
1,235,000	Conagra Brands, Inc., 3.800%, 10/22/21	1,258,142
1,100,000	CVS Health Corp., 2.125%, 6/1/21	1,081,221
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,626,301
		4,669,936
	Health Care Providers & Services — 2.3%
1,000,000	Becton Dickinson and Co., 2.894%, 6/6/22	995,332
760,000	Centene Corp., 5.625%, 2/15/21	771,400
1,075,000	Cigna Corp., 3.200%, 9/17/20(b)	1,080,795
1,250,000	HCA, Inc., 5.875%, 3/15/22	1,340,988
		4,188,515
	Hotels, Restaurants & Leisure — 0.1%
164,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	172,200
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	99,882
		272,082
	Household Durables — 0.5%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	403,321
450,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	450,563
		853,884
	Insurance — 5.6%
775,000	Alleghany Corp., 5.625%, 9/15/20	803,229
375,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	389,660
896,000	Assurant, Inc., 3.860%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	894,066
750,000	Athene Global Funding, 3.000%, 7/1/22(b)	748,235
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	360,562
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	344,494
1,050,000	Jackson National Life Global Funding, 3.300%, 6/11/21(b)	1,060,898
1,000,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	1,013,298
750,000	MassMutual Global Funding II, 2.500%, 4/13/22(b)	745,663
1,000,000	Metropolitan Life Global Funding I, 3.375%, 1/11/22(b)	1,014,743
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	419,196
620,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	640,698
775,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	806,520

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$800,000	Reliance Standard Life Global Funding II, 2.500%, 1/15/20(b)	$796,505
		10,037,767
	Materials — 0.2%
325,000	Masco Corp., 7.125%, 3/15/20	337,701
	Media — 2.4%
1,104,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22	1,142,211
750,000	Fox Corp., 3.666%, 1/25/22(b)	764,763
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,083,508
1,225,000	NBCUniversal Media, LLC, 2.875%, 1/15/23	1,229,476
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	97,440
		4,317,398
	Multiline Retail — 0.6%
525,000	Dollar Tree, Inc., 3.473%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(a)	525,116
550,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	565,535
		1,090,651
	Oil, Gas & Consumable Fuels — 1.7%
822,000	Continental Resources, Inc./OK, 5.000%, 9/15/22	827,858
515,000	Marathon Petroleum Corp., 5.375%, 10/1/22(b)	522,654
825,000	Newfield Exploration Co., 5.750%, 1/30/22	880,366
825,000	Phillips 66, 3.537%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	825,283
		3,056,161
	Paper & Forest Products — 0.7%
1,200,000	Georgia-Pacific, LLC, 5.400%, 11/1/20(b)	1,247,412
	Pharmaceuticals — 0.3%
500,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(b)	507,252
	Road & Rail — 0.4%
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	756,923
	Semiconductors & Semiconductor Equipment — 0.5%
825,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	832,240
	Software — 0.7%
1,200,000	VMware, Inc., 2.950%, 8/21/22	1,187,271
	Specialty Retail — 0.9%
802,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	829,067
750,000	Tapestry, Inc., 3.000%, 7/15/22	738,010
		1,567,077
	Technology Hardware, Storage & Peripherals — 1.1%
600,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	611,247
447,000	Harris Corp., 2.700%, 4/27/20	445,326
975,000	United Technologies Corp., 3.350%, 8/16/21	988,043
		2,044,616

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Tobacco — 0.7%
$1,200,000	BAT Capital Corp., 2.764%, 8/15/22	$1,180,121
	Total Corporate Bonds
	(Cost $116,481,358)	116,983,924

MUNICIPAL BONDS — 0.8%
	California — 0.3%
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	568,899
	New Jersey — 0.2%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	332,963
	North Carolina — 0.3%
500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	515,265
	Total Municipal Bonds
	(Cost $1,418,640)	1,417,127

U.S. TREASURY NOTES — 6.0%
4,000,000	2.000%, 11/15/21	3,975,312
6,750,000	1.875%, 1/31/22	6,681,709
	Total U.S. Treasury Notes
	(Cost $10,576,133)	10,657,021

Shares
MONEY MARKET FUND — 0.8%
1,376,384	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(f)	1,376,384
	Total Money Market Fund
	(Cost $1,376,384)	1,376,384

Fair Value
Total Investments — 99.6%
(Cost $176,945,467)	$177,505,761
Net Other Assets (Liabilities) — 0.4%	718,690
NET ASSETS — 100.0%	$178,224,451

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

AGM — Assured Guaranty Municipal Corp.

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.2%
	Asset Backed Securities — 1.2%
$190,126	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$190,179
	Total Asset Backed Securities
	(Cost $190,127)	190,179

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.5%
232,422	Fannie Mae, Series 2010-129, 3.500%, 3/25/25	234,063
99,071	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	100,175
400,344	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	411,936
524,084	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	525,608
264,087	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	266,251
169,462	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	172,617
398,852	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	410,454
141,963	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	142,268
	Total Collateralized Mortgage Obligations
	(Cost $2,228,080)	2,263,372

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	142,191
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	216,623
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	217,159
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	163,248
66,272	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 0.70%), 9/25/36(b)	65,303
35,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.001%, 8/15/45	35,209
	Total Commercial Mortgage-Backed Securities
	(Cost $834,568)	839,733

CORPORATE BONDS — 2.6%
	Banks — 2.6%
200,000	State Street Corp., 2.550%, 8/18/20	199,887
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	199,696
	Total Corporate Bonds
	(Cost $399,837)	399,583

MORTGAGE-BACKED SECURITIES — 16.4%
	Fannie Mae — 9.3%
480,425	3.587%, 9/1/20, Pool #FN0000	485,341
143,493	4.000%, 12/1/36, Pool #MA2856	149,444

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$154,241	4.000%, 2/1/37, Pool #MA2914	$160,065
81,360	4.000%, 9/1/42, Pool #MA1178	84,211
168,325	4.000%, 5/1/47, Pool #BE9598	173,964
382,633	5.000%, 8/1/48, Pool #CA2219	404,805
		1,457,830
	Freddie Mac — 6.7%
287,391	4.000%, 12/1/35, Pool #C91860	300,319
327,548	3.500%, 6/1/36, Pool #C91875	335,263
398,351	4.000%, 3/1/39, Pool #C92039	412,713
		1,048,295
	Ginnie Mae — 0.4%
61,161	5.000%, 11/20/38, Pool #4283	62,859
	Total Mortgage-Backed Securities
	(Cost $2,570,640)	2,568,984

MUNICIPAL BONDS — 6.7%
	California — 0.5%
75,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	76,382
	New York — 2.7%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	417,620
	North Carolina — 1.6%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	257,523
	Texas — 0.4%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	60,505
	Wisconsin — 1.5%
205,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	229,957
	Total Municipal Bonds
	(Cost $1,081,335)	1,041,987

U.S. GOVERNMENT AGENCIES — 31.8%
	Fannie Mae — 16.0%
500,000	1.875%, 9/24/26	478,251
1,000,000	6.250%, 5/15/29	1,314,942
500,000	7.125%, 1/15/30	701,576
		2,494,769
	Federal Farm Credit Bank — 9.4%
500,000	2.720%, 4/3/24	497,527
248,000	3.100%, 6/21/27	246,659
500,000	2.670%, 12/20/27	483,725
250,000	3.480%, 9/11/30	249,567
		1,477,478
	Federal Home Loan Bank — 3.2%
500,000	3.270%, 2/7/28	500,869

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Freddie Mac — 3.2%
$500,000	2.375%, 1/13/22	$501,390
	Total U.S. Government Agencies
	(Cost $4,845,236)	4,974,506

U.S. TREASURY NOTES — 11.8%
268,555	0.125%, 4/15/19	268,719
250,000	1.500%, 11/30/19	248,438
250,000	2.000%, 2/28/21	248,574
200,000	3.125%, 5/15/21	203,406
360,000	2.000%, 2/15/23	356,836
280,000	2.000%, 8/15/25	274,805
240,000	2.500%, 2/28/26	242,728
	Total U.S. Treasury Notes
	(Cost $1,862,046)	1,843,506

Shares		Fair Value
MONEY MARKET FUND — 11.1%
1,735,269	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(c)	$1,735,269
	Total Money Market Fund
	(Cost $1,735,269)	1,735,269

Total Investments — 101.5%
(Cost $15,747,138)		15,857,119
Net Other Assets (Liabilities) — (1.5)%		(241,431)
NET ASSETS — 100.0%		$15,615,688

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.

(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.0%
$1,431,333	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.836%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,420,043
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,976,596
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,532,650
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,564,189
10,757,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	10,698,742
359,355	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.826%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	359,195
4,550,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	4,528,653
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	6,008,343
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,065,920
1,600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,594,308
1,885,679	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.886%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	1,895,638
2,585,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,575,242
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,081,601
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,189,039
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,348,924
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.259%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	8,915,882
2,175,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	2,811,704
504,060	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.124%, 6/25/37	510,661
944,060	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.911%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	947,007
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,125,294
4,457,077	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.926%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	4,450,181
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	9,061,021
12,338,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	12,520,258
975,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	958,941
15,415,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	15,425,564
764,854	GSAMP Trust, Series 2006-SEA1, Class M1, 2.986%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	757,328

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$2,868,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	$2,862,042
5,000,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	4,984,473
7,564,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	7,512,392
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 3.221%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,824,441
2,001,223	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.191%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	2,002,907
833,420	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 3.611%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(c)	832,860
2,616,577	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.176%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	2,619,902
2,572,376	RAMP Trust, Series 2005-RZ4, Class M2, 2.986%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,567,715
5,960,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	5,985,656
6,529,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	6,556,976
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.386%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,547,909
589,023	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.336%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	590,903
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,636,465
	Total Asset Backed Securities
	(Cost $176,393,271)	177,847,565

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
237,997	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.410%, 4/25/35(d)	239,683
348,924	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	368,854
2,295,041	Banc of America Funding Trust, Series 2004-C, Class 4A1, 3.148%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	2,287,927
566,248	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.948%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	564,806
569,923	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	570,057
93,023	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	93,859
16,481	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19(c)	16,409
436,129	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	455,540
111,050	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	113,186

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$313,970	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	$325,700
811,219	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	845,721
1,590,196	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,604,029
1,767,596	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41(c)	1,898,322
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	1,013,525
1,202,250	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	1,165,133
2,264,427	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(d)	2,250,894
993,744	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,023,716
2,138,392	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,219,477
1,536,378	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,627,010
412,012	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	425,202
2,367,975	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,466,193
569,000	Freddie Mac, Series -4120, Class YK, 2.000%, 10/15/32	499,657
1,238,000	Freddie Mac, Series -4160, Class HH, 2.500%, 12/15/32	1,197,825
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,258,689
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,621,664
1,119,514	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,196,980
1,905,661	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	1,940,120
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	873,897
3,871,498	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	3,883,792
1,671,968	Freddie Mac, Series -4508, Class UZ, 3.000%, 7/15/43	1,558,644
1,447,478	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,464,908
8,005,407	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	8,154,434
4,837,000	Freddie Mac, Series -4801, Class LT, 4.000%, 12/15/43	5,064,494
4,073,259	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	4,079,337
8,000,000	Freddie Mac, Series -4752, Class HB, 3.500%, 4/15/44	8,254,192
10,000,000	Freddie Mac, Series -4776, Class DW, 4.000%, 9/15/44	10,349,410
4,079,583	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	4,115,742
3,306,846	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(d)	3,311,808
10,512,662	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(d)	10,726,701

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$12,028,546	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(d)	$12,220,867
425,477	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	452,952
708,581	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	720,911
561,367	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	555,651
29,679	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	29,585
1,879	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(d)	1,908
504,150	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	509,234
218,076	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.666%, 12/25/34(d)	216,984
27,168	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	27,546
319,969	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 4.940%, 1/25/35(d)	324,826
549,099	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.532%, 10/25/35(d)	557,003
52,162	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	51,755
	Total Collateralized Mortgage Obligations
	(Cost $119,146,600)	119,796,759

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(d)	4,969,988
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	4,025,948
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,535,444
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,557,974
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	6,065,048
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,025,073
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,703,928
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	934,645
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,262,761
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,897,510
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,181,280
1,882	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 5.953%, 12/10/49(d)	1,881
2,650,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.699%, 11/10/46(b)(d)	2,761,629
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27	6,568,456

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	$3,434,416
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(d)	3,999,582
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(d)	3,759,719
9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K155, Class A3, 3.750%, 4/25/33	10,116,726
5,540,204	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(d)	5,448,391
7,955,854	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.480%, 6/25/28(d)	8,179,881
1,689,924	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 1.98%), 9/25/36(a)	1,665,220
1,759,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	1,785,286
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,062,501
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,644,988
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(d)	2,087,775
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,694,626
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(d)	1,754,495
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,460,811
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,352,281
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(d)	4,111,226
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	689,097
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,050,216
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.376%, 9/15/47(b)(d)	4,156,974
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.376%, 9/15/47(b)(d)	664,328
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,545,086
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,248,586
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	11,066,530
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,537,263
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,291,768

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	$9,854,792
1,692,408	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(d)	1,741,839
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(d)	2,056,971
8,405,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,616,113
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,527,342
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,841,421
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,051,638
	Total Commercial Mortgage-Backed Securities
	(Cost $174,394,937)	173,989,453
CORPORATE BONDS — 42.5%
	Automobiles — 0.7%
288,000	Allison Transmission, Inc., 5.875%, 6/1/29(b)	291,240
3,750,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,815,236
5,035,000	Hyundai Capital America, 3.529%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	5,033,999
		9,140,475
	Banks — 6.7%
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,273,955
6,185,000	Bank of America Corp., 3.419%, 12/20/28(e)	6,047,996
6,290,000	Bank of America Corp., MTN, 3.093%, 10/1/25(e)	6,237,861
4,934,000	Bank of Montreal, Series D, 3.300%, 2/5/24	4,983,338
2,715,000	Citigroup, Inc., 4.400%, 6/10/25	2,810,806
6,996,000	Citigroup, Inc., 3.200%, 10/21/26	6,852,125
2,825,000	Citigroup, Inc., Series N, 5.800%,(e)(f)	2,846,187
3,908,000	Citizens Bank NA / Providence RI, BKNT, 3.456%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,902,770
2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	2,861,506
2,725,000	HSBC Holdings PLC, 4.250%, 3/14/24	2,786,922
3,945,000	ING Groep NV, 3.150%, 3/29/22	3,946,959
3,373,000	JPMorgan Chase & Co., 3.625%, 5/13/24	3,466,635
5,250,000	JPMorgan Chase & Co., 4.452%, 12/5/29(e)	5,588,054
3,531,000	JPMorgan Chase & Co., Series I, 6.221%,(d)(f)	3,548,655
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	1,996,768
2,321,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	2,471,972
3,409,000	Nordea Bank AB, 3.099%, (LIBOR USD 3-Month plus 0.47%), 5/29/20(a)(b)	3,416,519
4,400,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	4,380,200
3,458,000	SunTrust Bank, BKNT, 3.689%, 8/2/24(e)	3,546,212
3,638,000	Svenska Handelsbanken AB, BKNT, 3.900%, 11/20/23	3,784,353
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(d)	3,316,392
1,338,000	Wells Fargo & Co., Class K, 6.381%,(d)(f)	1,346,363
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(d)	2,093,219
		85,505,767

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Beverages — 1.0%
$4,041,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/29	$4,305,273
2,819,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	3,134,536
3,246,000	Constellation Brands, Inc., 5.250%, 11/15/48	3,442,397
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,897,538
		12,779,744
	Biotechnology — 0.3%
4,116,000	Celgene Corp., 5.000%, 8/15/45(c)	4,319,281
	Capital Goods — 0.3%
2,463,000	Keysight Technologies, Inc., 4.550%, 10/30/24	2,559,096
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,243,565
		3,802,661
	Capital Markets — 0.8%
4,763,000	Morgan Stanley, 3.971%, 7/22/38(e)	4,678,872
2,732,000	Morgan Stanley, 4.375%, 1/22/47	2,816,088
2,250,000	Morgan Stanley, GMTN, 5.500%, 1/26/20	2,298,535
		9,793,495
	Chemicals — 1.6%
2,542,000	Albemarle Corp., 5.450%, 12/1/44(c)	2,626,568
4,643,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	4,628,625
3,140,000	DowDuPont, Inc., 4.493%, 11/15/25	3,344,671
1,713,000	EI du Pont de Nemours & Co., 3.266%, (LIBOR USD 3-Month plus 0.53%), 5/1/20(a)	1,717,858
2,831,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	2,842,780
2,757,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	2,708,753
2,546,000	Westlake Chemical Corp., 5.000%, 8/15/46	2,476,559
		20,345,814
	Commercial Services & Supplies — 0.6%
3,209,000	Ferguson Finance PLC, 4.500%, 10/24/28(b)	3,229,910
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,431,100
500,000	Waste Management, Inc., 3.900%, 3/1/35	501,014
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	2,777,125
		7,939,149
	Construction Materials — 0.2%
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,413,361
	Diversified Financial Services — 1.9%
3,650,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.875%, 1/16/24	3,795,403
6,930,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	6,914,970
3,379,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23(e)	3,339,958
5,560,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	6,857,870
2,745,000	Lions Gate Capital Holdings, LLC, 6.375%, 2/1/24(b)	2,875,387
		23,783,588
	Diversified Telecommunication Services — 1.4%
2,500,000	CommScope Finance, LLC, 5.500%, 3/1/24(b)	2,556,975
3,700,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	3,741,625
2,884,000	Telefonica Emisiones SA, 4.103%, 3/8/27	2,925,213

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Telecommunication Services — (continued)
$7,344,000	Verizon Communications, Inc., 5.012%, 4/15/49	$8,018,115
1,143,000	West Corp., 8.500%, 10/15/25(b)	982,980
		18,224,908
	Electric Utilities — 1.3%
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,371,825
3,180,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	3,195,036
2,700,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,885,515
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	3,026,185
2,164,000	Mississippi Power Co., 3.259%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	2,163,171
2,530,000	Ohio Edison Co., 6.875%, 7/15/36	3,283,685
		16,925,417
	Electrical Equipment — 0.2%
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,151,817
	Energy Equipment & Services — 3.1%
3,101,000	Apache Corp., 4.375%, 10/15/28	3,123,973
5,545,000	Cenovus Energy, Inc., 4.250%, 4/15/27	5,451,018
3,364,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,340,167
2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	2,775,634
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41(c)	1,410,819
1,565,000	Hess Corp., 7.875%, 10/1/29(c)	1,885,774
3,326,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	3,379,615
2,155,000	MPLX L.P., 5.500%, 2/15/49	2,298,651
1,648,000	Murphy Oil Corp., 5.750%, 8/15/25	1,698,729
2,186,000	Nabors Industries, Inc., 5.750%, 2/1/25	1,959,159
2,128,000	NuStar Logistics L.P., 4.800%, 9/1/20	2,154,600
1,438,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.400%, 11/15/26(b)	1,376,219
3,059,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	3,361,837
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,352,291
3,589,000	Williams Cos., Inc. (The), 4.000%, 9/15/25	3,686,141
		39,254,627
	Equity Real Estate Investment Trusts (REITS) — 4.0%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24(c)	2,994,137
4,777,000	American Homes 4 Rent LP, 4.250%, 2/15/28(c)	4,727,854
1,137,000	American Tower Corp., 5.050%, 9/1/20(c)	1,171,411
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)(c)	3,699,428
2,974,000	Crown Castle International Corp., 5.250%, 1/15/23	3,191,579
739,000	Duke Realty L.P., 3.250%, 6/30/26	728,209
4,583,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	4,446,731
1,622,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	1,628,176
2,539,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	2,465,918
975,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	979,875

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	$2,929,098
1,331,000	Kimco Realty Corp., 3.400%, 11/1/22	1,342,950
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,435,579
3,039,000	Physicians Realty L.P., 4.300%, 3/15/27	3,021,800
3,368,000	Spirit Realty L.P., 4.450%, 9/15/26	3,337,451
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	427,391
896,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	919,520
3,128,000	STORE Capital Corp., 4.625%, 3/15/29	3,174,349
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,643,576
3,499,000	Welltower, Inc., 4.125%, 3/15/29	3,569,220
		50,834,252
	Food & Staples Retailing — 1.5%
3,212,000	AbbVie, Inc., 4.875%, 11/14/48	3,159,124
2,992,000	Conagra Brands, Inc., 4.850%, 11/1/28	3,142,392
3,105,000	Conagra Brands, Inc., 5.300%, 11/1/38	3,143,026
6,671,000	CVS Health Corp., 4.300%, 3/25/28	6,759,401
2,336,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	2,347,867
		18,551,810
	Food, Beverage & Tobacco — 0.1%
1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	1,452,270
	Gas Utilities — 0.2%
2,366,000	Sempra Energy, 3.800%, 2/1/38	2,168,244
	Health Care Equipment & Services — 0.4%
1,302,000	HCA Healthcare, Inc., 6.250%, 2/15/21	1,368,207
3,065,000	HCA, Inc., 5.000%, 3/15/24	3,249,491
		4,617,698
	Health Care Providers & Services — 0.3%
2,889,000	Becton Dickinson and Co., 3.476%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	2,889,265
1,360,000	DaVita, Inc., 5.000%, 5/1/25	1,303,220
		4,192,485
	Hotels, Restaurants & Leisure — 0.5%
3,110,000	Hyatt Hotels Corp., 4.375%, 9/15/28	3,179,722
641,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	673,050
2,072,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 5.750%, 4/15/26(b)(g)	2,072,435
		5,925,207
	Household Durables — 0.2%
1,100,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,134,857
1,244,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,245,555
		2,380,412
	Insurance — 4.8%
2,975,000	Aegon NV, 5.500%, 4/11/48(e)	2,971,817
575,000	Alleghany Corp., 4.900%, 9/15/44(c)	584,083
3,217,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	3,267,076
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,496,576

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$3,052,000	Assurant, Inc., 3.860%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	$3,045,414
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,022,302
2,093,000	Athene Holding, Ltd., 4.125%, 1/12/28	2,011,902
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	2,889,838
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	2,980,199
3,247,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(b)	3,259,176
3,757,000	Five Corners Funding Trust, 4.419%, 11/15/23(b)	3,966,249
3,282,000	Jackson National Life Global Funding, 3.081%, (LIBOR USD 3-Month plus 0.48%), 6/11/21(a)(b)	3,288,765
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,739,063
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	2,003,750
2,007,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	3,155,073
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(d)	2,088,000
1,967,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,379,746
1,715,000	Oil Insurance, Ltd., 5.574%,(b)(d)(f)	1,650,701
3,449,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,456,987
2,925,000	Securian Financial Group, Inc., 4.800%, 4/15/48(b)	3,001,803
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,068,719
2,975,000	Torchmark Corp., 4.550%, 9/15/28	3,140,787
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,936,675
		61,404,701
	Machinery — 0.0%
230,000	Colfax Corp., 6.000%, 2/15/24(b)	239,487
	Media — 2.2%
1,406,000	AMC Networks, Inc., 4.750%, 8/1/25(c)	1,395,455
2,799,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	3,120,922
7,503,000	Comcast Corp., 3.700%, 4/15/24	7,750,786
2,511,000	Comcast Corp., 4.600%, 10/15/38	2,687,967
3,331,000	Discovery Communications, LLC, 4.875%, 4/1/43	3,075,988
2,894,000	Fox Corp., 5.476%, 1/25/39(b)	3,200,211
3,426,000	Viacom, Inc., 4.375%, 3/15/43	3,080,067
3,250,000	Warner Media, LLC, 3.400%, 6/15/22	3,286,123
		27,597,519
	Metals & Mining — 0.3%
1,356,000	Nucor Corp., 4.400%, 5/1/48	1,387,015
2,726,000	Southern Copper Corp., 5.875%, 4/23/45	3,055,248
		4,442,263
	Multi-Utilities — 0.3%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,375,578
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,916,374
		4,291,952
	Oil, Gas & Consumable Fuels — 1.7%
2,970,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	2,974,074

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
$1,300,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 3/1/27(b)	$1,319,500
803,000	Energy Transfer Operating L.P., 6.125%, 12/15/45	873,276
2,609,000	HollyFrontier Corp., 5.875%, 4/1/26	2,791,719
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22(b)	2,101,778
2,920,000	Newfield Exploration Co., 5.625%, 7/1/24	3,189,224
3,894,812	Northern Oil and Gas, Inc., 9.500%, 5/15/23	4,031,130
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	716,450
3,198,000	Valero Energy Partners L.P., 4.500%, 3/15/28	3,307,812
		21,304,963
	Pharmaceuticals — 0.5%
3,609,000	Merck & Co., Inc., 3.900%, 3/7/39	3,713,779
2,115,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(b)	2,145,677
		5,859,456
	Road & Rail — 0.5%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,995,388
2,751,000	JB Hunt Transport Services, Inc., 3.875%, 3/1/26	2,793,179
		5,788,567
	Semiconductors & Semiconductor Equipment — 0.4%
3,368,000	Lam Research Corp., 4.000%, 3/15/29	3,437,331
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	2,229,395
		5,666,726
	Software — 1.0%
1,978,000	Dell International, LLC / EMC Corp., 5.875%, 6/15/21(b)	2,015,079
3,219,000	Dell International, LLC / EMC Corp., 4.900%, 10/1/26(b)	3,267,319
5,782,000	Microsoft Corp., 4.750%, 11/3/55	6,960,322
		12,242,720
	Specialty Retail — 1.2%
2,991,000	Dollar Tree, Inc., 3.700%, 5/15/23	3,033,134
3,150,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	2,961,932
2,972,000	Expedia Group, Inc., 5.000%, 2/15/26	3,146,443
2,288,000	Match Group, Inc., 5.625%, 2/15/29(b)	2,316,600
3,900,000	Target Corp., 3.375%, 4/15/29	3,948,386
		15,406,495
	Telecommunication Services — 1.1%
8,513,000	AT&T, Inc., 4.100%, 2/15/28	8,606,918
5,343,000	AT&T, Inc., 4.750%, 5/15/46	5,221,105
		13,828,023
	Textiles, Apparel & Luxury Goods — 0.5%
3,089,000	Cintas Corp. No 2, 3.700%, 4/1/27	3,171,577
3,076,000	Tapestry, Inc., 4.125%, 7/15/27	2,938,597
		6,110,174
	Tobacco — 0.2%
3,567,000	BAT Capital Corp., 4.540%, 8/15/47	3,124,472
	Trading Companies & Distributors — 0.5%
2,856,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	2,952,390

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Trading Companies & Distributors — (continued)
$3,029,000	United Rentals North America, Inc., 5.875%, 9/15/26	$3,131,229
		6,083,619
	Total Corporate Bonds
	(Cost $534,080,967)	540,893,619

MORTGAGE-BACKED SECURITIES — 13.0%
	Fannie Mae — 9.3%
3,333	5.000%, 8/1/20, Pool #832058	3,408
21,207	6.000%, 7/1/22, Pool #944967	21,244
54,703	5.000%, 9/1/25, Pool #255892	57,785
12,745,000	2.930%, 10/1/27, Pool #AN7060	12,516,268
9,456,033	3.010%, 11/1/27, Pool #AN7299	9,374,744
6,120,000	3.500%, 4/1/28, Pool #AN8653	6,236,213
11,240,000	3.520%, 4/1/28, Pool #AN8853	11,487,317
2,575,000	4.000%, 10/1/28, Pool #BL0153	2,706,089
9,225,000	4.000%, 12/1/28, Pool #BL0609	9,696,818
1,884,509	4.000%, 6/1/34, Pool #MA1922	1,966,089
81,767	6.500%, 1/1/35, Pool #809198	91,701
1,745,174	4.000%, 3/1/35, Pool #MA2211	1,820,739
20,207	7.000%, 6/1/35, Pool #255820	22,186
68,518	6.500%, 3/1/36, Pool #866062	76,205
33,192	6.500%, 7/1/36, Pool #885493	36,658
6,304,193	3.430%, 6/1/37, Pool #AN5480	6,435,296
692,675	5.500%, 8/1/37, Pool #995082	762,216
422,485	4.500%, 10/1/39, Pool #AC2645	446,501
311,729	5.000%, 6/1/40, Pool #AD4927	336,012
250,908	5.000%, 6/1/40, Pool #AD8718	270,638
937,525	4.500%, 12/1/40, Pool #AH1100	991,209
329,823	4.500%, 3/1/41, Pool #AB2467	350,629
631,343	4.500%, 5/1/41, Pool #AI1023	666,719
457,172	4.500%, 11/1/41, Pool #AJ4994	483,348
696,544	4.500%, 12/1/41, Pool #AJ7696	736,002
1,521,518	3.500%, 6/1/42, Pool #AB5373	1,553,901
2,802,151	4.000%, 9/1/42, Pool #MA1178	2,900,339
2,070,976	3.500%, 5/1/43, Pool #AB9368	2,113,556
1,825,357	3.500%, 5/1/43, Pool #AL3605	1,868,434
2,192,790	3.500%, 8/1/43, Pool #AU0613	2,243,698
965,922	4.500%, 11/1/44, Pool #MA2100	1,017,601
2,209,533	4.500%, 1/1/45, Pool #MA2158	2,326,265
3,127,897	4.000%, 3/1/45, Pool #MA2217(c)	3,234,620
2,869,469	4.000%, 6/1/46, Pool #MA2653	2,966,646
3,231,213	4.500%, 7/1/46, Pool #AS7568	3,384,192
1,545,507	4.000%, 11/1/46, Pool #MA2808	1,597,287
5,226,940	4.000%, 5/1/47, Pool #BE9598	5,402,030
2,735,842	4.000%, 7/1/47, Pool #MA3058	2,827,484
6,060,794	4.000%, 8/1/47, Pool #BH5117	6,263,809
10,512,840	5.000%, 8/1/48, Pool #CA2219	11,122,010
		118,413,906
	Freddie Mac — 3.7%
34,638	5.500%, 10/1/21, Pool #G12425	35,425
40,132	5.000%, 12/1/21, Pool #J04025	40,394
81,261	5.000%, 7/1/25, Pool #C90908	85,989
275,859	2.500%, 1/1/28, Pool #J22069	275,803
1,050,914	3.500%, 7/1/30, Pool #G18562	1,077,661
90,230	5.000%, 3/1/36, Pool #G08115	97,199
3,238,406	4.000%, 4/1/36, Pool #C91874	3,375,133
4,734,953	3.500%, 6/1/36, Pool #C91875(c)	4,846,481
23,883	5.000%, 7/1/36, Pool #G02291	25,736

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$2,548,139	3.500%, 8/1/36, Pool #C91888	$2,608,164
263,786	6.500%, 9/1/36, Pool #G08152	299,556
5,745,194	3.500%, 11/1/36, Pool #C91906	5,880,533
85,019	5.000%, 2/1/37, Pool #A57714	91,562
3,307,517	4.000%, 5/1/37, Pool #C91938	3,438,995
114,418	4.500%, 10/1/39, Pool #A89346	121,127
351,481	5.000%, 6/1/40, Pool #C03479	379,712
973,951	5.000%, 7/1/40, Pool #A93070	1,052,180
115,235	5.000%, 9/1/40, Pool #C03518	124,492
1,226,149	4.000%, 12/1/42, Pool #G07266	1,272,695
987,395	3.500%, 5/1/43, Pool #Q18305	1,008,809
723,182	4.000%, 5/1/44, Pool #V81186	748,080
367,891	4.000%, 7/1/44, Pool #G08595	380,644
409,149	4.000%, 9/1/44, Pool #Q28299	422,714
1,979,281	4.000%, 8/1/46, Pool #G08717	2,043,806
9,588,009	3.500%, 9/1/47, Pool #Q50962	9,744,585
1,998,182	3.500%, 1/1/48, Pool #Q53640	2,030,506
3,316,372	4.000%, 2/1/48, Pool #G61816	3,423,567
2,167,738	4.000%, 6/1/48, Pool #G67713	2,261,810
		47,193,358
	Ginnie Mae — 0.0%
179,283	5.000%, 2/15/40, Pool #737037	192,547
	Total Mortgage-Backed Securities
	(Cost $164,745,630)	165,799,811

MUNICIPAL BONDS — 3.0%
	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,153,570
	California — 0.3%
1,889,000	California Institute of Technology, 4.283%, 9/1/16(c)	1,911,187
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,946,364
		3,857,551
	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,061,530
	Illinois — 0.4%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,783,620
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,932,027
		4,715,647
	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,359,617
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,433,187
		3,792,804

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — 0.4%
$3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	$3,074,813
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,713,751
		4,788,564
	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,440,191
	Ohio — 0.4%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,172,703
	Pennsylvania — 0.6%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,059,210
4,375,000	Lehigh University, 3.479%, 11/15/46	4,157,812
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,288,273
		7,505,295
	Total Municipal Bonds
	(Cost $38,614,906)	38,487,855

U.S. GOVERNMENT AGENCIES — 0.3%
	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27(c)	4,100,142
	Total U.S. Government Agencies
	(Cost $4,105,000)	4,100,142

U.S. TREASURY BONDS — 2.3%
30,636,700	2.500%, 2/15/45	28,906,205
	Total U.S. Treasury Bonds
	(Cost $27,018,972)	28,906,205

U.S. TREASURY NOTES — 0.9%
1,511,900	1.875%, 2/28/22	1,496,249
3,944,000	2.125%, 12/31/22	3,927,823
4,065,000	2.500%, 1/31/24	4,112,319
1,344,600	2.500%, 2/28/26	1,359,884
	Total U.S. Treasury Notes
	(Cost $10,826,913)	10,896,275

Shares
PREFERRED STOCKS — 0.2%
	Energy Equipment & Services — 0.2%
90,000	Energy Transfer Operating L.P., Series D, 7.625%(d)	2,295,000
	Total Preferred Stocks
	(Cost $2,255,400)	2,295,000

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.1%
26,121,011	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(h)	$26,121,011
	Total Money Market Fund
	(Cost $26,121,011)	26,121,011

Total Investments — 101.4%
(Cost $1,277,703,607)		1,289,133,695
Net Other Assets (Liabilities) — (1.4)%		(17,607,883)
NET ASSETS — 100.0%		$1,271,525,812

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents securities purchased on a when-issued basis. At March 31, 2019, total cost of investments purchased on a when-issued basis was $2,073,340.
(h)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 99.0%
	Aerospace & Defense — 0.7%
$150,000	L3 Technologies, Inc., 4.950%, 2/15/21	$154,969
	Automobiles — 1.5%
200,000	Allison Transmission, Inc., 5.875%, 6/1/29(a)	202,250
142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	141,362
		343,612
	Banks — 15.8%
200,000	Associated Banc-Corp., 2.750%, 11/15/19	199,753
225,000	Bank of America Corp., 3.366%, (LIBOR USD 3-Month plus 0.81%), 1/23/26(b)	225,158
230,000	Bank of America Corp., MTN, 2.503%, 10/21/22	227,087
188,000	Bank of America Corp., MTN, 3.093%, (LIBOR USD 3-Month plus 1.09%), 10/1/25(b)	186,442
110,000	Bank of Montreal, Series D, 3.300%, 2/5/24	111,100
185,000	Capital One Financial Corp., 3.200%, 2/5/25	181,107
400,000	Citigroup, Inc., 4.400%, 6/10/25	414,115
250,000	Citizens Bank NA / Providence RI, BKNT, 3.456%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(c)	249,665
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	254,582
300,000	HSBC Holdings PLC, 3.262%, (LIBOR USD 3-Month plus 1.06%), 3/13/23(b)	300,734
275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	281,938
157,000	JPMorgan Chase & Co., Series I, 6.221%, (LIBOR USD 3-Month plus 3.47%),(d)(e)	157,785
225,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	223,987
200,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD Plus 2.20%), 9/15/31(e)	197,404
110,000	Westpac Banking Corp., 2.800%, 1/11/22	110,151
250,000	Zions Bancorp NA, 3.500%, 8/27/21	252,609
		3,573,617
	Beverages — 3.0%
225,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/1/26(a)	225,664
235,000	Coca-Cola Co. (The), 2.250%, 9/1/26	224,422
235,000	Constellation Brands, Inc., 3.384%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(c)	235,121
		685,207
	Capital Goods — 1.6%
61,000	Keysight Technologies, Inc., 4.550%, 10/30/24	63,380
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)(f)	299,654
		363,034
	Chemicals — 2.4%
132,000	DowDuPont, Inc., 4.493%, 11/15/25	140,604
140,000	FMC Corp., 3.950%, 2/1/22	142,918
50,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	49,125
225,000	Westlake Chemical Corp., 3.600%, 8/15/26	217,730
		550,377
	Commercial Services & Supplies — 1.5%
231,000	Ferguson Finance PLC, 4.500%, 10/24/28(a)	232,505
110,000	WPP Finance 2010, 3.625%, 9/7/22	110,181
		342,686

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — 10.3%
$110,000	American Express Co., 3.000%, 10/30/24	$109,451
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	183,746
60,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	60,725
137,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	136,703
461,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(b)	455,673
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	386,927
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	60,305
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	209,502
115,000	Lions Gate Capital Holdings, LLC, 6.375%, 2/1/24(a)	120,463
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	263,521
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	218,397
111,000	ORIX Corp., 2.900%, 7/18/22	110,989
		2,316,402
	Diversified Telecommunication Services — 4.3%
110,000	AT&T, Inc., 3.000%, 6/30/22(f)	110,485
251,000	AT&T, Inc., 4.100%, 2/15/28	253,769
49,000	CommScope Finance, LLC, 5.500%, 3/1/24(a)	50,117
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(a)	202,250
150,000	Telefonica Emisiones SA, 4.103%, 3/8/27	152,144
109,000	Verizon Communications, Inc., 4.016%, 12/3/29(a)	112,136
112,000	West Corp., 8.500%, 10/15/25(a)	96,320
		977,221
	Electric Utilities — 1.8%
200,000	Appalachian Power Co., 4.600%, 3/30/21	206,481
200,000	Exelon Corp., 3.950%, 6/15/25	207,023
		413,504
	Electrical Equipment — 0.8%
185,000	Textron, Inc., 3.650%, 3/1/21	186,409
	Energy Equipment & Services — 6.5%
20,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 3/1/27(a)	20,300
200,000	Cenovus Energy, Inc., 4.250%, 4/15/27	196,610
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	221,420
275,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	278,841
89,000	Hess Corp., 7.875%, 10/1/29	107,242
165,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	167,660
153,000	MPLX L.P., 4.125%, 3/1/27	153,964
95,000	Nabors Industries, Inc., 5.750%, 2/1/25	85,142
43,000	NuStar Logistics L.P., 4.800%, 9/1/20	43,537
172,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	189,028
		1,463,744

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 11.7%
$192,000	Alexandria Real Estate Equities, Inc., 4.600%, 4/1/22	$200,772
170,000	American Homes 4 Rent LP, 4.250%, 2/15/28	168,251
157,000	American Tower Trust, 3.652%, 3/23/28(a)	157,829
115,000	Duke Realty L.P., 3.250%, 6/30/26	113,321
200,000	Essex Portfolio L.P., 3.250%, 5/1/23	199,816
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	180,470
233,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	233,887
160,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	155,395
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	239,215
208,000	Kimco Realty Corp., 3.400%, 11/1/22	209,868
189,000	Physicians Realty L.P., 4.300%, 3/15/27	187,930
120,000	Realty Income Corp., 4.650%, 8/1/23	128,131
250,000	Spirit Realty L.P., 4.450%, 9/15/26	247,732
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	20,921
29,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	29,761
165,000	STORE Capital Corp., 4.625%, 3/15/29	167,445
		2,640,744
	Food Products — 1.5%
160,000	Conagra Brands, Inc., 4.300%, 5/1/24	166,027
161,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)(g)	161,818
		327,845
	Food, Beverage & Tobacco — 1.1%
140,000	CVS Health Corp., 3.700%, 3/9/23	142,251
100,000	Darling Ingredients, Inc., 5.250%, 4/15/27(a)	101,313
		243,564
	Health Care Providers & Services — 2.2%
150,000	Becton Dickinson and Co., 3.476%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(c)	150,014
140,000	Celgene Corp., 3.250%, 8/15/22	141,409
69,000	DaVita, Inc., 5.000%, 5/1/25	66,119
26,000	HCA Healthcare, Inc., 6.250%, 2/15/21	27,322
105,000	HCA, Inc., 5.000%, 3/15/24	111,320
		496,184
	Hotels, Restaurants & Leisure — 0.9%
154,000	Hyatt Hotels Corp., 4.375%, 9/15/28	157,452
50,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(a)	52,500
		209,952
	Household Durables — 0.5%
115,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	115,144

	Industrial Conglomerates — 0.9%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	213,826
	Insurance — 13.1%
155,000	Alleghany Corp., 4.950%, 6/27/22	164,359
164,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	166,553
160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	164,790
92,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/23	94,250

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$180,000	CBRE Services, Inc., 5.250%, 3/15/25	$193,032
99,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(a)	99,371
195,000	Five Corners Funding Trust, 4.419%, 11/15/23(a)	205,861
163,000	Horace Mann Educators Corp., 4.500%, 12/1/25	166,128
110,000	Jackson National Life Global Funding, 3.250%, 1/30/24(a)	110,565
55,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	56,986
190,000	Liberty Mutual Group, Inc., 4.569%, 2/1/29(a)	197,599
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	483,340
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(a)	206,677
165,000	Oil Insurance, Ltd., 5.574%, (LIBOR USD 3-Month plus 2.98%),(a)(d)(e)	158,814
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(a)	220,509
270,000	Symetra Financial Corp., 4.250%, 7/15/24	272,598
		2,961,432
	Media — 2.5%
69,000	AMC Networks, Inc., 4.750%, 8/1/25	68,483
233,000	Comcast Corp., 4.150%, 10/15/28	245,241
218,000	Discovery Communications, LLC, 3.950%, 3/20/28	211,808
33,000	Viacom, Inc., 3.875%, 4/1/24	33,602
		559,134
	Metals & Mining — 0.6%
124,000	Nucor Corp., 3.950%, 5/1/28	128,545
	Multi-Utilities — 2.2%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	211,964
275,000	Progress Energy, Inc., 3.150%, 4/1/22	276,933
		488,897
	Oil, Gas & Consumable Fuels — 3.3%
210,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	217,995
84,000	HollyFrontier Corp., 5.875%, 4/1/26	89,883
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22(a)	148,170
33,000	Murphy Oil Corp., 5.750%, 8/15/25	34,016
109,000	Newfield Exploration Co., 5.625%, 7/1/24	119,050
128,290	Northern Oil and Gas, Inc., 9.500%, 5/15/23	132,780
		741,894
	Pharmaceuticals — 0.6%
143,000	Merck & Co., Inc., 3.400%, 3/7/29	146,704
	Retailing — 1.0%
110,000	Dollar Tree, Inc., 3.473%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(c)	110,024
110,000	Tapestry, Inc., 3.000%, 7/15/22	108,241
		218,265
	Semiconductors & Semiconductor Equipment — 2.2%
161,000	Lam Research Corp., 4.000%, 3/15/29	164,314
130,000	Microchip Technology, Inc., 3.922%, 6/1/21(a)	131,141
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(a)	203,840
		499,295

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Specialty Retail — 1.2%
$157,000	Expedia Group, Inc., 5.000%, 2/15/26	$166,215
104,000	Match Group, Inc., 5.625%, 2/15/29(a)	105,300
		271,515
	Technology Hardware, Storage & Peripherals — 1.0%
80,000	Dell International, LLC / EMC Corp., 5.875%, 6/15/21(a)	81,500
145,000	Dell International, LLC / EMC Corp., 4.900%, 10/1/26(a)	147,176
		228,676
	Textiles, Apparel & Luxury Goods — 0.3%
75,000	Cintas Corp. No 2, 3.700%, 4/1/27	77,005
	Tobacco — 0.8%
180,000	BAT Capital Corp., 3.557%, 8/15/27	170,423
	Trading Companies & Distributors — 1.2%
200,000	Ashtead Capital, Inc., 5.625%, 10/1/24(a)	206,750
54,000	United Rentals North America, Inc., 5.875%, 9/15/26	55,823
		262,573
	Total Corporate Bonds
	(Cost $22,069,732)	22,372,399

Shares		Fair Value
MONEY MARKET FUND — 1.1%
245,918	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(h)	$245,918
	Total Money Market Fund
	(Cost $245,918)	245,918
Total Investments — 100.1%
(Cost $22,315,650)		22,618,317
Net Other Assets (Liabilities) — (0.1)%		(25,762)
NET ASSETS — 100.0%		$22,592,555

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(f)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(g)	Represents securities purchased on a when-issued basis. At March 31, 2019, total cost of investments purchased on a when-issued basis was $160,182.
(h)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 22.7%
$440,710	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.836%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$437,234
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	398,976
112,940	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.826%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	112,890
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	500,419
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	298,933
243,838	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.886%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	245,126
95,295	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 4.061%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	96,749
100,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	99,309
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	581,732
48,907	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.124%, 6/25/37	49,547
448,511	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.926%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	447,817
500,000	Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.520%, 7/15/30(b)	509,648
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	350,240
239,017	GSAMP Trust, Series 2006-SEA1, Class M1, 2.986%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	236,665
750,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	744,883
316,352	Home Equity Asset Trust, Series 2005-7, Class M1, 2.936%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	317,100
131,166	Home Equity Asset Trust, Series 2005-8, Class M1, 2.916%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	131,390
333,537	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.191%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	333,818
135,025	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 3.191%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	135,346
326,937	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.996%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	326,755
331,679	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.176%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	332,100
245,851	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.966%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	245,999

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$307,149	RAMP Trust, Series 2005-RZ4, Class M2, 2.986%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	$306,593
400,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	401,722
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.386%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	218,950
149,700	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	156,814
	Total Asset Backed Securities
	(Cost $7,754,892)	8,016,755

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.4%
88,376	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	93,423
97,324	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.948%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	97,076
62,015	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	62,572
69,309	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	70,586
16,440	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	16,368
114,771	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	119,879
66,630	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	67,911
121,459	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	125,997
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	200,380
24,021	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	26,438
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	421,736
514,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	493,638
562,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	560,949
133,605	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	132,806
27,287	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	27,751
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	176,719
354,362	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	365,707
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	177,707
171,841	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	190,305
533,000	Freddie Mac, Series 4136, Class PY, 2.000%, 11/15/32	467,666
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	387,019
236,243	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	255,511

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$449,054	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	$472,720
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	573,823
93,714	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	96,687
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	219,328
142,234	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	142,373
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	406,292
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	509,673
555,843	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	518,169
160,839	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	161,080
326,908	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	333,564
61,507	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	62,034
251,841	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	256,224
53,626	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	53,079
189,253	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	188,655
57,962	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.783%, 7/25/35(c)	58,196
8,579	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	8,699
	Total Collateralized Mortgage Obligations
	(Cost $8,462,768)	8,598,740

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.0%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	513,216
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	318,579
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	254,710
125	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 5.953%, 12/10/49(c)	125
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	517,443
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.699%, 11/10/46(b)(c)	208,425
493,940	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	491,122
150,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	150,562
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	178,646
550,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	564,569
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	510,708

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	$513,903
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	104,409
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	518,531
400,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	428,313
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	782,733
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	312,906
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	411,394
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	102,645
326,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	337,431
350,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	356,380
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	171,100
	Total Commercial Mortgage-Backed Securities
	(Cost $7,908,222)	7,747,850

CORPORATE BONDS — 1.7%
	Diversified Telecommunication Services — 1.0%
350,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	353,937
	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	251,320
	Total Corporate Bonds
	(Cost $600,000)	605,257

MORTGAGE-BACKED SECURITIES — 28.3%
	Fannie Mae — 18.2%
342,965	3.010%, 11/1/27, Pool #AN7299	340,017
500,000	3.515%, 4/1/28, Pool #AN9042	513,228
425,000	3.220%, 9/1/32, Pool #AN6850	422,501
131,210	5.500%, 6/1/38, Pool #984277	144,243
74,709	5.500%, 8/1/38, Pool #995072	81,741
106,939	4.500%, 9/1/39, Pool #AC1830	113,014
99,771	4.500%, 10/1/40, Pool #AE4855	105,475
167,598	3.500%, 2/1/41, Pool #AH5646	171,215
311,873	4.000%, 3/1/41, Pool #AH4008	323,406
82,935	4.500%, 6/1/41, Pool #AC9298	87,659
217,760	5.000%, 7/1/41, Pool #AI5595	234,849
293,801	4.000%, 9/1/41, Pool #AJ1717	304,741
255,065	3.500%, 6/1/42, Pool #AB5373	260,494
350,713	3.500%, 3/1/43, Pool #MA1372	357,959
107,574	4.500%, 10/1/44, Pool #MA2066	113,324
395,212	4.000%, 12/1/44, Pool #MA2127	408,737
365,395	4.500%, 1/1/45, Pool #MA2158	384,699

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$367,133	3.500%, 3/1/45, Pool #AS4552	$374,519
617,745	4.000%, 10/1/45, Pool #AL7487	638,824
319,439	4.000%, 11/1/46, Pool #MA2808	330,141
283,601	4.500%, 11/1/47, Pool #BM3286	296,804
387,131	4.500%, 5/1/48, Pool #CA1711	405,002
		6,412,592
	Freddie Mac — 10.1%
454,876	3.500%, 5/1/32, Pool #C91458	468,103
342,718	3.500%, 7/1/32, Pool #C91467	352,685
127,795	4.000%, 11/1/32, Pool #G30616	132,950
50,914	5.500%, 10/1/39, Pool #A89387	55,326
99,591	5.000%, 4/1/40, Pool #A91812	107,590
174,151	5.500%, 4/1/40, Pool #C03467	190,293
80,691	5.000%, 8/1/40, Pool #C03491	87,172
165,667	4.000%, 11/1/40, Pool #A94742	172,643
191,168	4.000%, 12/1/40, Pool #A95447	199,231
401,616	3.500%, 8/1/42, Pool #Q10324	410,471
559,223	3.500%, 3/1/43, Pool #U99045	569,641
357,625	3.500%, 3/1/45, Pool #U99124	364,307
440,270	4.000%, 4/1/46, Pool #Q40048	454,653
		3,565,065
	Ginnie Mae — 0.0%
19,598	4.000%, 12/20/40, Pool #755678	20,380
	Total Mortgage-Backed Securities
	(Cost $9,972,398)	9,998,037

Shares		Fair Value
MONEY MARKET FUND — 3.0%
1,047,323	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(d)	$1,047,323
	Total Money Market Fund
	(Cost $1,047,323)	1,047,323

Total Investments — 102.1%
(Cost $35,745,603)		36,013,962
Net Other Assets (Liabilities) — (2.1)%		(748,972)
NET ASSETS — 100.0%		$35,264,990

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors.The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2019(Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.6%
	Kentucky — 96.6%
$300,000	Bowling Green Independent School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 8/1/24	$345,888
200,000	City Of Hopkinsville, KY, Refunding G.O., Series A, 4.000%, 10/1/24	222,352
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	338,493
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	455,684
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	348,228
250,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A (State Intercept), 5.000%, 10/1/21	270,327
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	331,422
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	290,190
125,000	Kenton County Airport Board, Airport & Marina Improvements Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	153,496
250,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	284,603
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	442,396
250,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	254,135
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	296,443
270,000	Kentucky State Property & Building Commission, Project No. 119, Public Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/37	309,074
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/1/25 @ 100, 5.000%, 8/1/31	319,037
280,000	Kentucky Turnpike Authority Revitalization Projects, Highway improvements Revenue, Series A, 5.000%, 7/1/20	291,454
275,000	Kentucky Turnpike Authority Revitalization Projects, Highway Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/24	304,651
250,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	262,130
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	299,810

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	$332,457
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	299,280
215,000	Lexington-Fayette Urban County Government Ref-A Current Refunding G.O. Unlimited, 5.000%, 10/1/21	232,922
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	278,165
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	539,345
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	453,235
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	387,530
200,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 5/15/25	236,720
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	360,780
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	266,133
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	222,978
250,000	Taylor County Public Courthouse Corp., Justice Center Project, Refunding Revenue, Callable 9/1/26 @ 100, 4.000%, 9/1/27	276,023
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	316,227
	Total Municipal Bonds
	(Cost $9,691,603)	10,021,608

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019(Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.2%
229,315	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	$229,315
	Total Money Market Fund
	(Cost $229,315)	229,315
Total Investments — 98.8%
(Cost $9,920,918)		10,250,923
Net Other Assets (Liabilities) — 1.2%		126,589
NET ASSETS — 100.0%		$10,377,512

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

G.O. — General Obligation

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.0%
	District of Columbia — 2.7%
$350,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$425,695
	Maryland — 93.3%
475,000	Baltimore City, MD, Consolidated Public Improvements, Refunding G.O., Series B, Callable 10/15/22 @ 100, 5.000%, 10/15/23	529,701
500,000	Baltimore City, MD, Senior Refunding Revenue Bonds, Series D, Callable 1/1/25 @ 100, 5.000%, 7/1/30	581,560
400,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	443,316
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	555,225
500,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	570,810
400,000	Dorchester County, MD, Telecommunications Improvements, G.O., Callable 1/1/28 @ 100, 5.000%, 1/1/31	488,420
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	291,107
430,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., 5.000%, 2/15/24	498,232
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	139,861
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	142,777
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	250,830
30,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 2/11/19 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	30,000
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	449,454
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	298,783
300,000	Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Hospital, Nursing Home Improvements, Refunding Revenue, Series A, Callable 7/1/25 @ 100, 5.000%, 7/1/43	333,324
500,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	545,955

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	$552,235
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	554,430
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	551,545
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	577,631
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	438,080
500,000	Maryland Stadium Authority, Construction & Revitalization, School Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/35	593,660
400,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	453,616
500,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, Callable 11/1/28 @ 100, 5.000%, 11/1/32	618,895
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	526,455
500,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	544,045
400,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/1/24 @ 100, 4.000%, 9/1/25	446,524
500,000	St Mary’s College of Maryland, Academic Fees & Auxiliary, Refunding Revenue, (BAM), 4.000%, 9/1/25	563,135
500,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	549,620
250,000	State of Maryland, State and Local Facilities Loan First Series, Public Improvements, G.O., Callable 3/15/29 @ 100, 5.000%, 3/15/32	312,143
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	446,260
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/27	486,216

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	$583,355
		14,947,200
	Total Municipal Bonds
	(Cost $14,857,333)	15,372,895

Shares		Fair Value
MONEY MARKET FUND — 5.0%
802,392	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	$802,392
	Total Money Market Fund
	(Cost $802,392)	802,392
Total Investments — 101.0%
(Cost $15,659,725)		16,175,287
Net Other Assets (Liabilities) — (1.0)%		(152,331)
NET ASSETS — 100.0%		$16,022,956

(a)	Represents the current yield as of report date.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.2%
	North Carolina — 97.2%
$2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	$2,593,408
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,094,820
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,090,960
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,148,910
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,160,023
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,740,441
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,210,848
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,338,456
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,591,363
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,656,096
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,037,030
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,143,430
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,042,390
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,779,982
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,847,955
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,247,375
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,042,520
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,460,824
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,043,340
2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38	2,782,175
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,476,260

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	$1,909,005
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,108,731
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,780,540
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,690,864
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,020,553
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,544,386
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,164,581
1,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	1,063,130
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,420,544
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,072,104
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,368,082
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,162,530
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,403,738
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,381,538
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,099,170
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	945,722
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	855,645
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,193,745
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,974,630

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$715,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	$754,969
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,866,630
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,488,650
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	922,595
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,234,457
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,146,473
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,590,450
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	700,888
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	716,541
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,087,520
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,053,496
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,274,900
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,699,780
4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	5,344,569
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,783,051
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,164,293
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,473,913

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	$1,796,940
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,504,439
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,924,919
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,325,519
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,264,887
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,526,660
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,234,758
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,686,510
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,815,147
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,203,270
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,357,426
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,022,398
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,064,020
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,422,082
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,148,750
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,945,724
2,080,000	University of North Carolina at Greensboro, University & College Improvements, Prerefunded Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,219,318
2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,831,162
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,537,510
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,421,005

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	$1,972,564
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,570,434
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,325,813
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,089,350
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,081,280
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,146,790
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,360,312
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,185,294
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,157,430
	Total Municipal Bonds
	(Cost $154,898,377)	161,132,730

Shares		Fair Value
MONEY MARKET FUND — 1.9%
3,054,070	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	$3,054,070
	Total Money Market Fund
	(Cost $3,054,070)	3,054,070
Total Investments — 99.1%
(Cost $157,952,447)		164,186,800
Net Other Assets (Liabilities) — 0.9%		1,548,926
NET ASSETS — 100.0%		$165,735,726

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.8%
	South Carolina — 96.8%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,049,554
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,780,625
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,342,784
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,070,680
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,097,550
1,170,000	Beaufort County, SC, School District, Advance Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,354,790
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,157,940
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,183,940
425,000	Charleston County, Airport District Port, Airport & Marina Improvements Revenue, Callable 7/1/29 @100, 5.000%, 7/1/30	532,189
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,119,470
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,631,790
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,227,390
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,524,836
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,375,381
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,143,810
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,213,930
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,196,770
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,201,046
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,155,530
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,245,629
1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	1,481,693

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	$1,117,960
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,073,800
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,590,743
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,090,100
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,284,990
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,136,230
1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O. (SCSDE), Callable 3/1/27 @ 100, 4.000%, 3/1/28	2,124,773
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,812,608
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,062,570
1,500,000	Lexington County, School District No. 2 , G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/29	1,833,105
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,633,220
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,174,700
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,669,218
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,798,498
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,817,966
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,052,930
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,134,512
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,863,893
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,084,020
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,102,790
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,161,667

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	$1,746,630
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,194,826
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	851,027
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	511,710
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	979,191
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,116,740
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,627,995
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,638,854
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,427,037
1,235,000	State of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,492,090
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,475,945

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$185,000	Town of Lexington, SC, Waterworks & Sewer System Revenue, Prefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	$197,391
755,000	Town of Lexington, SC, Waterworks & Sewer System Revenue, Unrefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	803,856
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,439,167
	Total Municipal Bonds
	(Cost $71,707,598)	74,210,079

Shares
MONEY MARKET FUND — 2.2%
1,710,175	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	1,710,175
	Total Money Market Fund
	(Cost $1,710,175)	1,710,175
Total Investments — 99.0%
(Cost $73,417,773)		75,920,254
Net Other Assets (Liabilities) — 1.0%		797,176
NET ASSETS — 100.0%		$76,717,430

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.6%
	District of Columbia — 3.5%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,221,202
1,325,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	1,568,191
		2,789,393
	Virginia — 94.1%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,528,176
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,911,460
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,669,927
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,076,760
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,783,225
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,858,185
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,251,406
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,172,533
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,102,640
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,142,750
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,264,057
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,763,025
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/01/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,523,480
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,134,270

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,680,000	Henrico County, VA, Economic Development Authority, Westminster Canterbury Project, Current Refunding, Callable 10/1/24 @ 100, 5.000%, 10/1/28	$1,944,936
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,871,683
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,180,570
1,250,000	Loudoun Country, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,509,613
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,169,690
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,480,861
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,179,130
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,082,840
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,907,445
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,111,200
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,113,210
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,113,950
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,616,877
1,000,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,182,870
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,412,000
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,686,945
200,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	223,578
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,247,623
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,485,459

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	$2,321,120
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,504,550
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	922,329
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,661,381
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,473,207
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,225,957
1,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	1,642,305
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,463,310
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,434,340
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,065,081
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,160,160

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	$1,805,244
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,826,843
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,043,740
		74,251,941
	Total Municipal Bonds
	(Cost $74,318,761)	77,041,334

Shares
MONEY MARKET FUND — 4.7%
3,739,220	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	3,739,220
	Total Money Market Fund
	(Cost $3,739,220)	3,739,220
Total Investments — 102.3%
(Cost $78,057,981)		80,780,554
Net Other Assets (Liabilities) — (2.3)%		(1,825,456)
NET ASSETS — 100.0%		$78,955,098

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.9%
	West Virginia — 97.9%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,128,306
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,160,863
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,623,165
410,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/13/19 @ 100, 5.000%, 3/1/22	411,271
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,272,953
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @ 100, (BAM), 4.500%, 3/1/36	1,191,861
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,071,049
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,593,251
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,479,433
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,659,715
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,097,500
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	734,279
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,047,662
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	995,639
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,242,960
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,036,780

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	$1,270,258
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,221,514
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, 5.000%, 5/1/22	1,377,070
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,026,080
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	578,715
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,460,721
1,720,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	2,003,714
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,381,040
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,446,080
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,188,360
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,027,300
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,392,331
1,500,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,779,030
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,183,815
725,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	855,667
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,056,916
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,222,560

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
March 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	$591,313
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	716,568
1,650,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	1,998,744
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,454,438
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,015,647
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,135,010
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,863,527
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,874,950
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,672,152
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	605,353

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	$1,187,010
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,350,178
	Total Municipal Bonds
	(Cost $64,298,162)	66,682,748

Shares
MONEY MARKET FUND — 0.8%
545,315	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	545,315
	Total Money Market Fund
	(Cost $545,315)	545,315
Total Investments — 98.7%
(Cost $64,843,477)		67,228,063
Net Other Assets (Liabilities) — 1.3%		873,264
NET ASSETS — 100.0%		$68,101,327

(a) Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 37.7%
52,575	First Trust DJ Global Select Dividend Index Fund	$1,225,523
37,756	Global Super Dividend U.S. ETF	899,348
189,156	Madison Covered Call & Equity Income Fund	1,568,105
120,692	Oppenheimer SteelPath MLP Select 40 Fund	961,912
17,507	SPDR S&P Global Dividend ETF	1,161,239
8,954	Vanguard High Dividend Yield ETF Total Equity Funds	767,000
	(Cost $6,290,432)	6,583,127

FIXED INCOME FUNDS — 61.3%
195,418	Ashmore Emerging Markets Short Duration Fund	1,895,558
126,818	Federated Institutional High-Yield Bond Fund	1,232,676
39,344	Fidelity Intermediate Treasury Bond Index Fund	422,943
31,845	Fidelity Long-Term Treasury Bond Index Fund	419,716
60,389	Hotchkis and Wiley High Yield Fund	704,132
192,643	Loomis Sayles Senior Floating Rate and Fixed Income Fund	1,826,251
75,677	Principal Preferred Securities Fund	746,929
173,781	Stone Ridge High Yield Reinsurance Risk Premium Fund	1,586,616

Shares		Fair Value
FIXED INCOME FUNDS — (continued)
36,666	VanEck Vectors Fallen Angel High Yield Bond ETF	$1,054,148
81,191	Voya Securitized Credit Fund	829,768
	Total Fixed Income Funds
	(Cost $10,961,016)	10,718,737

MONEY MARKET FUND — 1.1%
184,730	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	184,730
	Total Money Market Fund
	(Cost $184,730)	184,730
Total Investments — 100.1%
(Cost $17,436,178)		17,486,594
Net Other Assets (Liabilities) — (0.1)%		(13,425)
NET ASSETS — 100.0%		$17,473,169

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments
March 31, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 60.1%
857,334	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,273,277
207,421	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,177,459
165,808	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,175,056
	Total Equity Funds
	(Cost $15,252,450)	16,625,792

FIXED INCOME FUND — 39.6%
1,047,341	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,955,186
	Total Fixed Income Fund
	(Cost $10,820,188)	10,955,186

MONEY MARKET FUND — 0.2%
43,168	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	43,168
	Total Money Market Fund
	(Cost $43,168)	43,168
Total Investments — 99.9%
(Cost $26,115,806)		27,624,146
Net Other Assets (Liabilities) — 0.1%		35,930
NET ASSETS — 100.0%		$27,660,076

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 75.7%
823,705	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$7,948,753
205,405	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,136,854
166,363	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,189,029
	Total Equity Funds
	(Cost $14,772,078)	16,274,636

FIXED INCOME FUND — 24.1%
494,168	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	5,168,998
	Total Fixed Income Fund
	(Cost $5,228,853)	5,168,998

MONEY MARKET FUND — 0.2%
53,261	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	53,261
	Total Money Market Fund
	(Cost $53,261)	53,261
Total Investments — 100.0%
(Cost $20,054,192)		21,496,895
Net Other Assets (Liabilities) — 0.0%		(2,913)
NET ASSETS — 100.0%		$21,493,982

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$280,167,590	$442,535,688
Cash	—	—
Foreign currency, at value (cost $ — , $ — , $ — , $ — , $ — , $188,370, $ — , and $ — , respectively)	—	—
Dividends receivable	382,469	254,847
Receivable for investments sold	—	—
Receivable for capital shares issued	274,920	722,418
Prepaid and other expenses	37,421	75,799
Total Assets	280,862,400	443,588,752
Liabilities:
Distributions payable	—	—
Payable for investments purchased	—	709,045
Payable for capital shares redeemed	743,335	586,903
Accrued expenses and other payables:
Investment advisory fees	107,688	262,998
Accounting out-of-pocket fees	3,638	6,833
Administration fees	6,042	2,417
Audit fees	16,154	33,569
Compliance service fees	377	850
Distribution (12b-1) fees	6,940	7,710
Custodian fees	2,375	5,668
Transfer agent fees	8,868	75,207
Other fees and liabilities	2,287	12,237
Total Liabilities	897,704	1,703,437
Net Assets	$279,964,696	$441,885,315
Net Assets Consist of:
Capital	$254,630,092	$375,248,868
Total distributable earnings	25,334,604	66,636,447
Net Assets	$279,964,696	$441,885,315
Net Assets
Class A Shares	$29,273,145	$24,063,551
Class C Shares	637,649	2,944,008
Institutional Shares	7,863,473	159,678,090
Class R Shares	—	4,209
Class R6 Shares	242,190,429	255,195,457
Total	$279,964,696	$441,885,315
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,552,647	1,491,854
Class C Shares	34,916	209,979
Institutional Shares	414,452	9,708,715
Class R Shares	—	271
Class R6 Shares	12,763,432	15,507,200
Total	14,765,447	26,918,019
Net Asset Value
Class A Shares - redemption price per share	$18.85	$16.13
Class C Shares - offering price per share*	$18.26	$14.02
Institutional Shares	$18.97	$16.45
Class R Shares	$—	$15.51	**
Class R6 Shares	$18.98	$16.46
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$20.00	$17.11
(a) Investments at cost	$261,106,136	$382,690,583

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Mid Value Fund net asset value for Class R Shares and Sterling Capital Stratton Mid Cap Value Fund net asset value for Class C Shares is calculated using unrounded net assets of $4,208.71 and $1,320.17 divided by the unrounded shares of 271.43 and 22.327, respectively.

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

$209,569,196	$1,078,630,706	$1,678,125,064	$75,008,035	$8,786,863	$59,923,648
—	—	—	—	107	—
—	—	—	187,977	—	—
399,551	868,588	1,428,881	882,066	5,735	72,208
—	1,020,514	786,709	—	—	—
163,905	1,166,355	1,426,942	—	10,146	—
27,464	18,067	62,031	19,548	14,832	11,666
210,160,116	1,081,704,230	1,681,829,627	76,097,626	8,817,683	60,007,522

—	—	311	—	—	—
—	—	208,490	—	—	—
344	1,912,946	1,178,964	—	—	—

107,724	595,347	777,724	25,905	1,257	35,588
4,579	10,844	15,743	10,843	586	1,276
5,049	49,345	84,064	—	616	4,243
11,607	60,466	86,929	4,324	481	3,398
319	1,096	1,249	148	72	126
1,733	149,623	210,248	174	1,620	23
1,978	9,051	11,807	2,597	67	550
8,610	105,698	163,249	2,054	1,391	7,200
6,083	4,555	9,512	1,969	309	1,741
148,026	2,898,971	2,748,290	48,014	6,399	54,145
$210,012,090	$1,078,805,259	$1,679,081,337	$76,049,612	$8,811,284	$59,953,377

$201,497,208	$696,847,895	$1,161,399,471	$75,933,219	$7,453,737	$39,325,053
8,514,882	381,957,364	517,681,866	116,393	1,357,547	20,628,324
$210,012,090	$1,078,805,259	$1,679,081,337	$76,049,612	$8,811,284	$59,953,377

$7,309,687	$331,992,357	$325,493,403	$506,306	$2,653,011	$106,434
156,415	91,466,579	161,761,053	65,975	1,223,208	1,320
29,658,960	301,802,957	862,017,312	17,014,994	4,935,065	59,845,623
80,392	262,284	2,780,631	—	—	—
172,806,636	353,281,082	327,028,938	58,462,337	—	—
$210,012,090	$1,078,805,259	$1,679,081,337	$76,049,612	$8,811,284	$59,953,377

498,372	13,938,884	16,213,460	52,454	221,684	1,763
11,135	4,702,451	8,142,656	6,888	103,732	22
2,004,248	11,987,901	42,811,147	1,763,772	410,630	988,309
5,524	10,907	139,649	—	—	—
11,668,346	14,023,894	16,238,150	6,059,061	—	—
14,187,625	44,664,037	83,545,062	7,882,175	736,046	990,094

$14.67	$23.82	$20.08	$9.65	$11.97	$60.37
$14.05	$19.45	$19.87	$9.58	$11.79	$59.13	**
$14.80	$25.18	$20.14	$9.65	$12.02	$60.55
$14.55	$24.05	$19.91	$—	$—	$—
$14.81	$25.19	$20.14	$9.65	$—	$—
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
$15.56	$25.27	$21.31	$10.24	$12.70	$64.05
$198,037,694	$731,089,298	$1,213,367,219	$73,496,138	$7,336,946	$40,188,405

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund
Assets:
Investments at fair value (a)	$100,473,899	$1,011,542,061
Cash	—	—
Interest and dividends receivable	417,014	2,143,076
Receivable for investments sold	—	345,262
Receivable for capital shares issued	110,658	794,207
Prepaid expenses	14,025	36,248
Total Assets	101,015,596	1,014,860,854
Liabilities:
Cash overdraft	—	—
Distributions payable	34	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	92,671	1,373,416
Accrued expenses and other payables:
Investment advisory fees	48,313	695,926
Accounting out-of-pocket fees	1,495	13,078
Administration fees	7,020	72,539
Compliance service fees	128	1,266
Distribution (12b-1) fees	247	603
Transfer agent fees	7,353	107,398
Other fees	4,675	80,863
Total Liabilities	161,936	2,345,089
Net Assets	$100,853,660	$1,012,515,765
Net Assets Consist of:
Capital	$61,034,921	$474,522,988
Total distributable earnings	39,818,739	537,992,777
Net Assets	$100,853,660	$1,012,515,765
Net Assets
Class A Shares	$519,005	$2,243,084
Class C Shares	167,243	160,086
Institutional Shares	100,167,412	1,010,112,595
Class R Shares	—	—
Class R6 Shares	—	—
Total	$100,853,660	$1,012,515,765
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	13,227	29,688
Class C Shares	4,285	2,170
Institutional Shares	2,548,054	13,320,949
Class R Shares	—	—
Class R6 Shares	—	—
Total	2,565,566	13,352,807
Net Asset Value
Class A Shares - redemption price per share	$39.24	$75.55
Class C Shares - offering price per share*	$39.03	$73.77
Institutional Shares	$39.31	$75.83
Class R Shares	$—	$—
Class R6 Shares	$—	$—
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$41.63	$80.16
(a) Investments at cost	$62,351,746	$529,315,210

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Kentucky Tax-Free Intermediate Fund net asset value for Class C Shares is calculated using unrounded net assets of $1,588.43 divided by the unrounded shares of 156.88.

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$45,611,249	$177,505,761	$15,857,119	$1,289,133,695	$22,618,317	$36,013,962	$10,250,923
6,446	22,026	—	94,369	8,335	—	—
249,743	1,067,647	97,657	8,122,982	218,796	101,186	143,278
—	11,539,836	—	1,215,821	59,020	492,177	—
2	75,669	24,140	2,516,559	34,238	—	—
9,145	18,872	8,051	58,954	7,889	7,004	4,125
45,876,585	190,229,811	15,986,967	1,301,142,380	22,946,595	36,614,329	10,398,326

—	—	—	—	—	1,299	—
18,191	97,353	23,288	1,282,934	63	3,658	11,720
—	11,705,787	174,017	26,507,776	260,182	1,275,018	—
2,027,119	146,291	161,711	1,298,593	80,503	46,631	1,263

3,910	30,048	4,287	246,408	6,709	9,237	3,067
8,123	8,071	2,700	29,144	3,443	8,460	1,764
3,270	12,577	1,121	57,698	1,604	2,494	733
105	36	84	815	88	93	75
1,154	1,732	1,270	18,309	100	30	655
1,955	—	1,037	96,174	738	856	486
2,635	3,465	1,764	78,717	610	1,563	1,051
2,066,462	12,005,360	371,279	29,616,568	354,040	1,349,339	20,814
$43,810,123	$178,224,451	$15,615,688	$1,271,525,812	$22,592,555	$35,264,990	$10,377,512

$44,886,113	$186,723,790	$16,424,080	$1,289,658,630	$22,661,731	$36,999,644	$10,072,634
(1,075,990)	(8,499,339)	(808,392)	(18,132,818)	(69,176)	(1,734,654)	304,878
$43,810,123	$178,224,451	$15,615,688	$1,271,525,812	$22,592,555	$35,264,990	$10,377,512

$3,379,435	$3,731,506	$4,089,978	$57,762,699	$469,246	$19,160	$3,102,279
—	1,077,519	435,938	7,430,645	2,997	33,622	1,588
40,430,688	173,415,426	11,089,772	904,015,001	22,120,312	35,212,208	7,273,645
—	—	—	27,795	—	—	—
—	—	—	302,289,672	—	—
$43,810,123	$178,224,451	$15,615,688	$1,271,525,812	$22,592,555	$35,264,990	$10,377,512

346,122	435,185	420,731	5,523,478	46,759	1,946	306,640
—	125,735	44,917	709,501	299	3,416	157
4,138,597	20,225,025	1,139,715	86,400,673	2,205,029	3,571,596	720,022
—	—	—	2,667	—	—	—
—	—	—	28,893,747	—	—	—
4,484,719	20,785,945	1,605,363	121,530,066	2,252,087	3,576,958	1,026,819

$9.76	$8.57	$9.72	$10.46	$10.04	$9.85	$10.12
$—	$8.57	$9.71	$10.47	$10.02	$9.84	$10.13	**
$9.77	$8.57	$9.73	$10.46	$10.03	$9.86	$10.10
$—	$—	$—	$10.42	$—	$—	$—
$—	$—	$—	$10.46	$—	$—	$—
0.50%	2.00%	2.00%	5.75%	2.00%	2.00%	2.00%
$9.81	$8.74	$9.92	$11.10	$10.24	$10.05	$10.33
$45,552,797	$176,945,467	$15,747,138	$1,277,703,607	$22,315,650	$35,745,603	$9,920,918

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$16,175,287	$164,186,800
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	179,334	2,352,019
Dividends receivable - affiliated	—	—
Receivable for capital shares issued	3,689	30,022
Prepaid and other expenses	8,092	12,494
Total Assets	16,366,402	166,581,335
Liabilities:
Distributions payable	19,109	180,942
Payable for investments purchased	312,150	—
Payable for capital shares redeemed	1,958	564,943
Accrued expenses and other payables:
Investment advisory fees	4,711	49,125
Administration fees	1,126	11,743
Audit fees	1,056	9,554
Compliance service fees	84	192
Distribution (12b-1) fees	1,333	10,472
Transfer agent fees	968	6,903
Other fees	951	11,735
Total Liabilities	343,446	845,609
Net Assets	$16,022,956	$165,735,726
Net Assets Consist of:
Capital	$15,521,827	$160,836,796
Total distributable earnings	501,129	4,898,930
Net Assets	$16,022,956	$165,735,726
Net Assets
Class A Shares	$4,091,610	$37,905,524
Class C Shares	552,444	2,913,188
Institutional Shares	11,378,902	124,917,014
Total	$16,022,956	$165,735,726
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	380,825	3,545,747
Class C Shares	51,404	272,692
Institutional Shares	1,057,262	11,685,130
Total	1,489,491	15,503,569
Net Asset Value
Class A Shares - redemption price per share	$10.74	$10.69
Class C Shares - offering price per share*	$10.75	$10.68
Institutional Shares	$10.76	$10.69
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.96	$10.91
Investments at cost:
(a) Investments at cost - unaffiliated	$15,659,725	$157,952,447
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$75,920,254	$80,780,554	$67,228,063	$17,486,594	$43,168	$53,261
—	—	—	—	27,580,978	21,443,634
889,111	859,383	1,015,960	16,531	—	—
—	—	—	—	31,192	14,902
90,000	15	—	—	12,669	14
6,433	10,387	6,529	4,766	5,376	2,516
76,905,798	81,650,339	68,250,552	17,507,891	27,673,383	21,514,327

88,291	97,505	95,914	562	226	178
—	2,540,629	—	—	—	—
54,887	10,505	11,806	21,826	3,123	11,879

22,676	22,508	20,179	3,765	—	—
5,421	5,382	4,823	1,260	—	—
4,394	4,629	4,279	1,155	1,573	1,224
130	137	141	83	88	83
3,581	4,624	5,040	3,146	6,128	4,665
3,618	3,671	2,292	2,095	1,446	1,166
5,370	5,651	4,751	830	723	1,150
188,368	2,695,241	149,225	34,722	13,307	20,345
$76,717,430	$78,955,098	$68,101,327	$17,473,169	$27,660,076	$21,493,982

$74,868,659	$76,452,348	$65,898,076	$18,506,230	$28,531,627	$23,993,009
1,848,771	2,502,750	2,203,251	(1,033,061)	(871,551)	(2,499,027)
$76,717,430	$78,955,098	$68,101,327	$17,473,169	$27,660,076	$21,493,982

$13,001,827	$18,443,840	$21,052,827	$11,192,811	$27,020,493	$20,459,059
957,479	831,567	693,436	831,395	449,693	370,410
62,758,124	59,679,691	46,355,064	5,448,963	189,890	664,513
$76,717,430	$78,955,098	$68,101,327	$17,473,169	$27,660,076	$21,493,982

1,174,481	1,574,947	2,118,083	1,082,802	2,295,180	1,731,265
86,531	71,022	69,740	81,145	38,954	32,590
5,708,188	5,097,682	4,658,522	520,276	16,002	56,102
6,969,200	6,743,651	6,846,345	1,684,223	2,350,136	1,819,957

$11.07	$11.71	$9.94	$10.34	$11.77	$11.82
$11.07	$11.71	$9.94	$10.25	$11.54	$11.37
$10.99	$11.71	$9.95	$10.47	$11.87	$11.84
2.00%	2.00%	2.00%	5.75%	5.75%	5.75%
$11.30	$11.95	$10.14	$10.97	$12.49	$12.54

$73,417,773	$78,057,981	$64,843,477	$17,436,178	$43,168	$53,261
$—	$—	$—	$—	$26,072,638	$20,000,931

Sterling Capital Funds

Statements of Operations

For the Six months Ended March 31, 2019 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Dividend income	$4,134,362	$2,947,305
Foreign tax withholding	(1,667)	—
Total investment income	4,132,695	2,947,305
Expenses:
Investment advisory fees (See Note 5)	636,170	1,817,151
Administration fees (See Note 5)	117,534	215,617
Distribution fees - Class A Shares (See Note 5)	37,559	32,818
Distribution fees - Class C Shares (See Note 5)	3,823	16,404
Distribution fees - Class R Shares (See Note 5)	—	8
Compliance service fees (See Note 5)	1,749	3,274
Trustee fees	13,628	26,963
Accounting and out-of-pocket fees	5,497	8,604
Audit fees	12,275	23,616
Custodian fees	7,036	14,334
Fund accounting fees (See Note 5)	10,604	19,470
Interest expense (See Note 7)	—	575
Legal fees	16,344	31,630
Printing fees	13,436	27,422
Registration fees	21,724	34,006
Transfer agent fees (See Note 5)	36,105	217,284
Other fees	12,024	21,110
Total expenses before waivers	945,508	2,510,286
Less expenses waived by the Investment Advisor (See Note 5)	—	—
Less expenses waived by the Administrator (See Note 5)	(72,610)	(160,527)
Net expenses	872,898	2,349,759
Net investment income (loss)	3,259,797	597,546
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	6,107,982	16,203,822
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(29,445,041)	(70,998,076)
Foreign currency transactions	—	—
Total realized and unrealized gain (loss)	(23,337,059)	(54,794,254)
Change in net assets from operations	$(20,077,262)	$(54,196,708)

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

$1,894,196	$6,237,222	$24,026,404	$1,345,724	$34,299	$515,663
(3,007)	(35,430)	(258,543)	(89,135)	(379)	(1,724)
1,891,189	6,201,792	23,767,861	1,256,589	33,920	513,939

623,874	3,487,199	4,408,918	226,147	29,154	207,598
86,423	445,956	666,659	31,343	3,462	24,653
9,389	381,334	375,935	797	3,142	127
795	600,686	920,451	326	6,465	6
170	544	6,742	—	—	—
1,358	5,924	8,406	607	243	520
10,208	51,769	75,344	3,592	399	2,881
6,949	13,492	18,537	17,273	1,209	2,196
9,148	46,535	68,411	3,248	360	2,577
5,370	26,991	38,544	16,304	204	1,514
7,798	40,237	60,122	2,827	312	2,224
—	2,584	1,422	504	—	—
12,303	61,502	89,457	4,334	474	3,480
10,169	53,979	78,166	3,496	560	2,841
16,262	36,410	32,550	4,218	3,926	9,659
32,059	353,152	658,084	9,367	4,051	24,633
9,853	35,105	48,202	10,716	1,825	3,916
842,128	5,643,399	7,555,950	335,099	55,786	288,825
—	—	—	(75,382)	(13,278)	—
(59,390)	(156,845)	(184,383)	(20,482)	—	—
782,738	5,486,554	7,371,567	239,235	42,508	288,825
1,108,451	715,238	16,396,294	1,017,354	(8,588)	225,114

(2,998,867)	41,418,606	53,467,333	(2,129,589)	(49,488)	1,676,739
—	—	—	(13,955)	—	—

(20,302,132)	(74,769,335)	(43,806,975)	(4,631,477)	(314,634)	(4,795,815)
—	—	—	(6,131)	—	—
(23,300,999)	(33,350,729)	9,660,358	(6,781,152)	(364,122)	(3,119,076)
$(22,192,548)	$(32,635,491)	$26,056,652	$(5,763,798)	$(372,710)	$(2,893,962)

Sterling Capital Funds

Statements of Operations

For the Six months Ended March 31, 2019 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund
Investment Income:
Interest income	$—	$—	$553,226	$2,591,065
Dividend income	1,046,008	8,550,628	160	32,703
Total investment income	1,046,008	8,550,628	553,386	2,623,768
Expenses:
Investment advisory fees (See Note 5)	263,905	4,646,108	36,216	251,243
Administration fees (See Note 5)	38,181	454,102	15,105	69,730
Distribution fees - Class A Shares (See Note 5)	576	2,358	6,618	5,095
Distribution fees - Class C Shares (See Note 5)	653	616	—	5,456
Distribution fees - Class R Shares (See Note 5)	—	—	—	—
Compliance service fees (See Note 5)	659	6,240	380	905
Trustee fees	4,288	54,292	1,546	7,252
Accounting and out-of-pocket fees	2,202	14,797	11,110	15,423
Audit fees	3,930	48,032	1,482	6,869
Custodian fees	2,165	28,798	938	3,360
Fund accounting fees (See Note 5)	3,442	40,997	1,358	6,281
Interest expense (See Note 7)	—	1,004	32	—
Legal fees	5,084	65,514	2,192	8,175
Printing fees	4,285	55,068	1,586	7,183
Registration fees	11,301	20,221	13,267	15,342
Transfer agent fees (See Note 5)	31,970	449,003	5,345	30,676
Other fees	4,814	35,534	3,050	6,199
Total expenses before waivers	377,455	5,922,684	100,225	439,189
Less expenses waived by the Investment Advisor (See Note 5)	—	(273,300)	(19,099)	(83,748)
Less expenses waived by the Administrator (See Note 5)	—	—	—	—
Net expenses	377,455	5,649,384	81,126	355,441
Net investment income	668,553	2,901,244	472,260	2,268,327
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,315,708	68,415,512	(4,785)	(148,175)
Change in unrealized appreciation/depreciation on investments	6,460,697	(177,730,595)	131,049	1,590,797
Total realized and unrealized gain	7,776,405	(109,315,083)	126,264	1,442,622
Change in net assets from operations	$8,444,958	$(106,413,839)	$598,524	$3,710,949

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$266,872	$22,567,724	$530,966	$686,295	$144,377
3,717	261,552	5,364	3,413	3,922
270,589	22,829,276	536,330	689,708	148,299

29,491	2,264,606	46,250	63,375	18,449
7,654	509,333	10,980	15,065	4,385

5,289	77,156	554	24	3,915

2,370	38,365	32	164	7

—	79	—	—	—
301	6,283	342	388	256
938	56,511	1,318	1,723	508
3,953	42,452	8,391	12,002	3,099
819	51,584	1,159	1,553	457
493	28,685	681	898	267
691	45,904	991	1,358	395
—	—	—	—	—
1,123	71,833	1,714	2,274	619
908	56,252	1,253	1,662	493
7,784	30,760	7,696	7,703	4,647
3,564	361,363	3,406	4,123	1,607
2,575	36,037	2,793	2,853	1,724
67,953	3,677,203	87,560	115,165	40,828
(4,094)	(790,115)	(136)	(7,243)	—

—	(158,866)	—	—	—
63,859	2,728,222	87,424	107,922	40,828
206,730	20,101,054	448,906	581,786	107,471

(120,635)	(3,904,958)	(201,666)	(13,149)	(37,695)
570,750	36,226,576	654,618	913,007	321,910
450,115	32,321,618	452,952	899,858	284,215
$656,845	$52,422,672	$901,858	$1,481,644	$391,686

Sterling Capital Funds

Statements of Operations

For the Six months Ended March 31, 2019 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$232,879	$2,500,182
Dividend income - unaffiliated	4,707	56,338
Dividend income - affiliated*	—	—
Total investment income	237,586	2,556,520
Expenses:
Investment advisory fees (See Note 5)	29,660	293,938
Administration fees (See Note 5)	7,046	69,853
Distribution fees - Class A Shares (See Note 5)	5,244	47,282
Distribution fees - Class C Shares (See Note 5)	2,865	15,064
Compliance service fees (See Note 5)	292	1,059
Trustee fees	831	7,938
Accounting and out-of-pocket fees	3,329	10,344
Audit fees	739	7,180
Custodian fees	433	4,002
Fund accounting fees (See Note 5)	636	6,299
Interest expense (See Note 7)	—	—
Legal fees	995	10,813
Printing fees	827	7,844
Registration fees	6,554	6,586
Transfer agent fees (See Note 5)	2,914	29,769
Other fees	2,197	6,366
Total expenses before waivers	64,562	524,337
Less expenses waived by the Investment Advisor (See Note 5)	—	—
Net expenses	64,562	524,337
Net investment income	173,024	2,032,183
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	(32,168)	(137,504)
Investments - affiliated	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	434,211	4,262,855
Total realized and unrealized gain	402,043	4,125,351
Change in net assets from operations	$575,067	$6,157,534

*	This dividend income is derived from affiliates other than controlled companies.

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,018,329	$1,090,696	$1,078,744	$—	$—	$—
23,101	21,817	10,798	437,221	2,810	2,165
—	—	—	—	486,692	383,240
1,041,430	1,112,513	1,089,542	437,221	489,502	385,405

133,648	136,644	124,645	23,332	34,256	26,643
31,763	32,474	29,611	7,761	—	—
16,599	23,462	26,425	14,478	33,345	25,278
4,873	4,154	3,491	4,722	2,629	1,961
592	612	584	300	342	311
3,613	3,738	3,473	900	1,299	1,011
6,611	6,318	5,846	914	840	767
3,276	3,363	3,109	809	1,175	914
1,843	1,932	1,813	470	664	523
2,864	2,928	2,671	700	1,028	799
—	—	—	—	7	11
4,329	4,497	4,188	1,080	1,556	1,212
3,609	3,720	3,454	909	1,279	997
5,474	7,711	7,331	7,752	6,396	6,538
13,326	12,994	10,476	6,359	5,168	3,990
3,683	4,009	3,830	2,572	2,449	2,363
236,103	248,556	230,947	73,058	92,433	73,318
—	—	—	(1,283)	(34,256)	(26,643)
236,103	248,556	230,947	71,775	58,177	46,675
805,327	863,957	858,595	365,446	431,325	338,730

(81,835)	117,456	(262,420)	55,542	34	5
—	—	—	—	(106,353)	(116,823)
—	—	—	—	951,750	910,090
2,184,615	1,952,113	1,909,450	(492,525)	(1,574,913)	(1,589,918)
2,102,780	2,069,569	1,647,030	(436,983)	(729,482)	(796,646)
$2,908,107	$2,933,526	$2,505,625	$(71,537)	$(298,157)	$(457,916)

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$3,259,797	$5,256,167
Net realized gain (loss)	6,107,982	28,260,872
Change in unrealized appreciation/depreciation	(29,445,041)	(421,809)
Change in net assets from operations	(20,077,262)	33,095,230
Distributions to Shareholders:
Class A	(2,843,981)	(990,196)
Class C	(75,926)	(21,258)
Institutional Class	(769,371)	(6,190,611)
Class R	—	—
Class R6	(23,350,587)	(2,717,325)
Change in net assets from shareholder distributions	$(27,039,865)	$(9,919,390)
Capital Transactions:
Change in net assets from capital transactions	14,102,348	(17,023,853)
Change in net assets	(33,014,779)	6,151,987
Net Assets:
Beginning of year	312,979,475	306,827,488
End of year	279,964,696	312,979,475

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$597,546	$662,968	$1,108,451	$2,693,478	$715,238	$1,354,568
16,203,822	47,322,662	(2,998,867)	25,196,365	41,418,606	94,628,286
(70,998,076)	2,857,171	(20,302,132)	(15,060,171)	(74,769,335)	90,055,259
(54,196,708)	50,842,801	(22,192,548)	12,829,672	(32,635,491)	186,038,113

(2,258,372)	(1,456,516)	(992,143)	(376,877)	(23,254,518)	(28,254,937)
(313,542)	(215,133)	(20,475)	(6,737)	(11,770,076)	(14,014,589)
(23,009,200)	(30,863,123)	(4,065,569)	(9,282,877)	(23,120,615)	(54,218,748)
(243)	(80)	(8,244)	(1,463)	(18,880)	(31,772)
(20,915,046)	—	(22,201,805)	—	(24,985,390)	(3)
$(46,496,403)	$(32,534,852)	$(27,288,236)	$(9,667,954)	$(83,149,479)	$(96,520,049)

(101,236,878)	(45,226,819)	20,440,554	17,982,337	(7,346,547)	(33,823,588)
(201,929,989)	(26,918,870)	(29,040,230)	21,144,055	(123,131,517)	55,694,476

643,815,304	670,734,174	239,052,320	217,908,265	1,201,936,776	1,146,242,300
441,885,315	643,815,304	210,012,090	239,052,320	1,078,805,259	1,201,936,776

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$16,396,294	$28,001,267
Net realized gain (loss)	53,467,333	156,131,966
Change in unrealized appreciation/depreciation	(43,806,975)	46,144,809
Change in net assets from operations	26,056,652	230,278,042
Distributions to Shareholders:
Class A	(24,911,050)	(36,580,437)
Class C	(14,979,796)	(22,777,251)
Institutional Class	(67,743,274)	(108,613,745)
Class R	(226,834)	(380,583)
Class R6	(25,731,027)	(3,308,989)
Change in net assets from shareholder distributions	(133,591,981)	(171,661,005)
Capital Transactions:
Change in net assets from capital transactions	113,730,286	47,058,558
Change in net assets	6,194,957	105,675,595
Net Assets:
Beginning of period	1,672,886,380	1,567,210,785
End of period	$1,679,081,337	$1,672,886,380

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Stratton Mid Cap Value Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$1,017,354	$2,658,722	$(8,588)	$(34,636)	$225,114	$271,762
(2,143,544)	2,985,525	(49,488)	35,926	1,676,739	4,739,674
(4,637,608)	(6,860,822)	(314,634)	672,203	(4,795,815)	52,071
(5,763,798)	(1,216,575)	(372,710)	673,493	(2,893,962)	5,063,507

(45,602)	(18,632)	—	(67,906)	(8,075)	(3,985)
(4,299)	(1,747)	—	(23,727)	(103)	(45)
(3,474,829)	(3,136,628)	—	(97,308)	(5,084,526)	(2,556,507)
—	—	—	—	—	—
(1,850,041)	—	—	—	—	—
(5,374,771)	(3,157,007)	—	(188,941)	(5,092,704)	(2,560,537)

4,229,568	4,887,175	(47,246)	(1,165,195)	1,278,378	(1,980,103)
(6,909,001)	513,593	(419,956)	(680,643)	(6,708,288)	522,867

82,958,613	82,445,020	9,231,240	9,911,883	66,661,665	66,138,798
$76,049,612	$82,958,613	$8,811,284	$9,231,240	$59,953,377	$66,661,665

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$668,553	$2,035,121
Net realized gain	1,315,708	2,932,979
Change in unrealized appreciation/depreciation	6,460,697	433,930
Change in net assets from operations	8,444,958	5,402,030
Distributions to Shareholders:
Class A	(20,244)	(14,105)
Class C	(5,051)	(2,786)
Institutional Class	(3,963,159)	(4,544,554)
Change in net assets from shareholder distributions	(3,988,454)	(4,561,445)
Capital Transactions:
Change in net assets from capital transactions	4,276,067	(5,285,085)
Change in net assets	8,732,571	(4,444,500)
Net Assets:
Beginning of period	92,121,089	96,565,589
End of period	$100,853,660	$92,121,089

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$2,901,244	$3,726,905	$472,260	$614,700
68,415,512	106,702,424	(4,785)	(53,414)
(177,730,595)	(17,527,452)	131,049	(14,558)
(106,413,839)	92,901,877	598,524	546,728

(133,162)	(49,681)	(61,424)	(90,901)
(7,554)	(9,281)	—	—
(87,347,809)	(103,370,613)	(405,789)	(602,875)
(87,488,525)	(103,429,575)	(467,213)	(693,776)

(92,750,480)	125,085,570	16,678,631	(11,394,380)
(286,652,844)	114,557,872	16,809,942	(11,541,428)

1,299,168,609	1,184,610,737	27,000,181	38,541,609
$1,012,515,765	$1,299,168,609	$43,810,123	$27,000,181

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$2,268,327	$2,221,246
Net realized gain (loss)	(148,175)	(189,432)
Change in unrealized appreciation/depreciation	1,590,797	(983,819)
Change in net assets from operations	3,710,949	1,047,995
Distributions to Shareholders:
Class A	(55,886)	(125,174)
Class C	(10,886)	(22,585)
Institutional Class	(2,429,401)	(2,667,343)
Class R	—	—
Class R6	—	—
Change in net assets from shareholder distributions	(2,496,173)	(2,815,102)
Capital Transactions:
Change in net assets from capital transactions	44,647,908	59,370,236
Change in net assets	45,862,684	57,603,129
Net Assets:
Beginning of period	132,361,767	74,758,638
End of period	$178,224,451	$132,361,767

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$206,730	$392,430	$20,101,054	$32,669,122	$448,906	$902,565
(120,635)	(131,836)	(3,904,958)	(6,406,390)	(201,666)	(123,986)
570,750	(550,383)	36,226,576	(34,574,914)	654,618	(883,886)
656,845	(289,789)	52,422,672	(8,312,182)	901,858	(105,307)

(50,118)	(129,138)	(960,179)	(2,065,674)	(6,996)	(14,226)
(3,820)	(9,904)	(90,788)	(156,059)	(78)	(1,207)
(177,032)	(445,387)	(14,673,366)	(29,603,997)	(441,832)	(1,073,071)
—	—	(452)	(248)	—	—
—	—	(4,914,095)	(4,164,355)	—	—
(230,970)	(584,429)	(20,638,880)	(35,990,333)	(448,906)	(1,088,504)

(7,609,014)	1,265,840	21,186,869	186,165,642	(9,147,977)	2,595,179
(7,183,139)	391,622	52,970,661	141,863,127	(8,695,025)	1,401,368

22,798,827	22,407,205	1,218,555,151	1,076,692,024	31,287,580	29,886,212
$15,615,688	$22,798,827	$1,271,525,812	$1,218,555,151	$22,592,555	$31,287,580

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$581,786	$1,132,594
Net realized gain (loss)	(13,149)	(144,404)
Change in unrealized appreciation/depreciation	913,007	(1,096,353)
Change in net assets from operations	1,481,644	(108,163)
Distributions to Shareholders:
Class A	(274)	(1,330)
Class C	(357)	(696)
Institutional Class	(572,422)	(1,178,896)
Change in net assets from shareholder distributions	(573,053)	(1,180,922)
Capital Transactions:
Change in net assets from capital transactions	(2,782,657)	(1,232,768)
Change in net assets	(1,874,066)	(2,521,853)
Net Assets:
Beginning of period	37,139,056	39,660,909
End of period	$35,264,990	$37,139,056

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$107,471	$256,800	$173,024	$440,426	$2,032,183	$4,339,344
(37,695)	70,740	(32,168)	293,987	(137,504)	11,029
321,910	(478,198)	434,211	(986,187)	4,262,855	(6,002,811)
391,686	(150,658)	575,067	(251,774)	6,157,534	(1,652,438)

(48,540)	(87,277)	(90,967)	(134,728)	(424,295)	(912,555)
(21)	(26)	(10,769)	(11,004)	(22,570)	(58,619)
(123,936)	(202,693)	(293,577)	(425,743)	(1,584,335)	(3,366,222)
(172,497)	(289,996)	(395,313)	(571,475)	(2,031,200)	(4,337,396)

(1,195,794)	(305,281)	(2,974,259)	(3,795,441)	(12,419,323)	(10,412,980)
(976,605)	(745,935)	(2,794,505)	(4,618,690)	(8,292,989)	(16,402,814)

11,354,117	12,100,052	18,817,461	23,436,151	174,028,715	190,431,529
$10,377,512	$11,354,117	$16,022,956	$18,817,461	$165,735,726	$174,028,715

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$805,327	$1,743,074
Net realized gain (loss)	(81,835)	(17,226)
Change in unrealized appreciation/depreciation	2,184,615	(2,585,296)
Change in net assets from operations	2,908,107	(859,448)
Distributions to Shareholders:
Class A	(127,213)	(283,214)
Class C	(5,676)	(14,253)
Institutional Class	(672,438)	(1,445,607)
Change in net assets from shareholder distributions	(805,327)	(1,743,074)
Capital Transactions:
Change in net assets from capital transactions	(3,330,736)	(6,469,460)
Change in net assets	(1,227,956)	(9,071,982)
Net Assets:
Beginning of period	77,945,386	87,017,368
End of period	$76,717,430	$77,945,386

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$863,957	$1,941,743	$858,595	$1,974,607
117,456	107,829	(262,420)	124,013
1,952,113	(3,023,583)	1,909,450	(2,851,084)
2,933,526	(974,011)	2,505,625	(752,464)

(190,891)	(463,739)	(272,306)	(627,314)
(5,333)	(10,664)	(6,373)	(10,940)
(667,733)	(1,467,336)	(696,527)	(1,439,698)
(863,957)	(1,941,739)	(975,206)	(2,077,952)

(6,220,302)	(13,174,353)	(12,975,674)	(8,062,488)
(4,150,733)	(16,090,103)	(11,445,255)	(10,892,904)

83,105,831	99,195,934	79,546,582	90,439,486
$78,955,098	$83,105,831	$68,101,327	$79,546,582

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities:
Operations:
Net investment income	$365,446	$748,495
Net realized gain (loss)	55,542	139,840
Change in unrealized appreciation/depreciation	(492,525)	(390,086)
Change in net assets from operations	(71,537)	498,249
Distributions to Shareholders:
Class A	(297,332)	(523,412)
Class C	(20,751)	(34,796)
Institutional Class	(162,403)	(330,547)
Change in net assets from shareholder distributions	(480,486)	(888,755)
Capital Transactions:
Change in net assets from capital transactions	(2,300,470)	(3,155,120)
Change in net assets	(2,852,493)	(3,545,626)
Net Assets:
Beginning of period	20,325,662	23,871,288
End of period	$17,473,169	$20,325,662

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$431,325	$577,561	$338,730	$406,200
845,431	991,334	793,272	960,058
(1,574,913)	(419,774)	(1,589,918)	(185,060)
(298,157)	1,149,121	(457,916)	1,181,198

(432,048)	(651,806)	(330,558)	(466,835)
(6,679)	(11,239)	(5,271)	(5,908)
(3,525)	(3,510)	(12,282)	(16,605)
(442,252)	(666,555)	(348,111)	(489,348)

(868,079)	(2,290,246)	(590,730)	(1,735,373)
(1,608,488)	(1,807,680)	(1,396,757)	(1,043,523)

29,268,564	31,076,244	22,890,739	23,934,262
$27,660,076	$29,268,564	$21,493,982	$22,890,739

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$826,024	$695,001
Distributions reinvested	2,738,616	967,715
Value of shares redeemed	(2,440,140)	(4,387,955)
Change in net assets from Class A Share transactions	1,124,500	(2,725,239)
Class C Shares:
Proceeds from shares issued	23,849	10,788
Distributions reinvested	72,136	19,650
Value of shares redeemed	(205,281)	(176,181)
Change in net assets from Class C Share transactions	(109,296)	(145,743)
Institutional Shares:
Proceeds from shares issued	16,930	8,002,945
Distributions reinvested	732,510	6,159,674
Value of shares redeemed	(407,080)	(286,588,176)
Change in net assets from Institutional Share transactions	342,360	(272,425,557)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R Share transactions	—	—
Class R6 Shares:
Proceeds from shares issued	4,812,651	271,539,471
Distributions reinvested	23,350,586	2,717,326
Value of shares redeemed	(15,418,453)	(15,984,111)
Change in net assets from Class R6 Share transactions	12,744,784	258,272,686
Change in net assets from capital transactions	$14,102,348	$(17,023,853)
Share Transactions:
Class A Shares:
Issued	45,512	31,995
Reinvested	148,727	44,503
Redeemed	(126,878)	(202,109)
Change in Class A Shares	67,361	(125,611)
Class C Shares:
Issued	1,303	511
Reinvested	4,048	929
Redeemed	(11,377)	(8,454)
Change in Class C Shares	(6,026)	(7,014)
Institutional Shares:
Issued	886	362,623
Reinvested	39,539	282,164
Redeemed	(21,064)	(13,335,368)
Change in Institutional Shares	19,361	(12,690,581)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R Shares	—	—
Class R6 Shares:
Issued	250,617	12,642,561
Reinvested	1,259,802	123,904
Redeemed	(788,511)	(724,941)
Change in Class R6 Shares	721,908	12,041,524
Change in Shares	802,604	(781,682)

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$511,578	$1,890,208	$77,888	$455,475	$39,901,257	$26,916,779
2,178,615	1,413,723	953,136	368,244	22,655,125	27,232,699
(4,741,845)	(6,664,281)	(618,326)	(1,517,076)	(33,113,276)	(88,609,565)
(2,051,652)	(3,360,350)	412,698	(693,357)	29,443,106	(34,460,087)

56,204	316,302	551	19,222	3,927,486	9,116,398
295,896	199,111	20,117	6,576	11,253,584	13,385,364
(840,129)	(815,506)	(6,893)	(38,465)	(51,125,113)	(36,254,964)
(488,029)	(300,093)	13,775	(12,667)	(35,944,043)	(13,753,202)

44,430,036	135,204,402	2,185,973	18,628,260	43,002,383	109,653,337
21,851,953	30,067,843	3,680,474	9,153,125	15,827,150	45,402,061
(176,416,480)	(487,070,043)	(7,265,275)	(191,104,113)	(72,932,307)	(476,418,274)
(110,134,491)	(321,797,798)	(1,398,828)	(163,322,728)	(14,102,774)	(321,362,876)

1,446	1,271	23,144	28,634	98,707	155,088
243	80	8,244	1,463	18,879	31,773
—	(9)	(193)	(1,112)	(12,409)	(289,447)
1,689	1,342	31,195	28,985	105,177	(102,586)

7,429,538	294,949,675	7,601,199	187,352,514	11,462,292	352,969,195
20,915,046	—	22,201,805	—	24,985,390	—
(16,908,979)	(14,719,595)	(8,421,290)	(5,370,410)	(23,295,695)	(17,114,032)
11,435,605	280,230,080	21,381,714	181,982,104	13,151,987	335,855,163
$(101,236,878)	$(45,226,819)	$20,440,554	$17,982,337	$(7,346,547)	$(33,823,588)

31,608	98,778	4,960	24,245	1,686,888	1,086,976
144,951	76,171	67,998	20,113	1,019,586	1,157,456
(301,603)	(347,539)	(41,709)	(81,894)	(1,461,245)	(3,579,537)
(125,044)	(172,590)	31,249	(37,536)	1,245,229	(1,335,105)

4,091	18,696	38	1,061	209,778	441,714
22,605	12,067	1,500	375	618,730	678,899
(59,672)	(48,148)	(483)	(2,164)	(2,680,874)	(1,742,917)
(32,976)	(17,385)	1,055	(728)	(1,852,366)	(622,304)

2,724,298	7,022,935	150,051	996,647	1,780,901	4,229,093
1,427,526	1,594,947	260,008	495,180	674,880	1,836,334
(11,075,379)	(25,293,509)	(480,319)	(10,649,128)	(3,091,923)	(18,865,288)
(6,923,555)	(16,675,627)	(70,260)	(9,157,301)	(636,142)	(12,799,861)

96	69	1,548	1,601	4,105	6,177
17	5	592	80	841	1,335
—	(1)	(13)	(59)	(525)	(11,754)
113	73	2,127	1,622	4,421	(4,242)

449,945	15,457,973	502,121	10,427,613	464,788	14,092,446
1,365,476	—	1,567,804	—	1,064,068	—
(1,015,466)	(750,728)	(543,922)	(285,270)	(946,622)	(650,786)
799,955	14,707,245	1,526,003	10,142,343	582,234	13,441,660
(6,281,507)	(2,158,284)	1,490,174	948,400	(656,624)	(1,319,852)

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$38,693,495	$17,261,515
Distributions reinvested	23,806,657	34,930,386
Value of shares redeemed	(32,491,495)	(95,382,911)
Change in net assets from Class A Share transactions	30,008,657	(43,191,010)
Class C Shares:
Proceeds from shares issued	7,291,540	10,292,839
Distributions reinvested	14,443,670	22,170,768
Value of shares redeemed	(53,644,564)	(65,951,870)
Change in net assets from Class C Share transactions	(31,909,354)	(33,488,263)
Institutional Shares:
Proceeds from shares issued	127,579,300	199,599,403
Distributions reinvested	52,119,169	91,165,619
Value of shares redeemed	(93,850,122)	(455,884,460)
Change in net assets from Institutional Share transactions	85,848,347	(165,119,438)
Class R Shares:
Proceeds from shares issued	686,394	168,020
Distributions reinvested	226,834	380,583
Value of shares redeemed	(515,147)	(1,773,434)
Change in net assets from Class R Share transactions	398,081	(1,224,831)
Class R6 Shares:
Proceeds from shares issued	17,811,936	303,183,215
Distributions reinvested	25,731,028	3,308,989
Value of shares redeemed	(14,158,409)	(16,410,104)
Change in net assets from Class R6 Share transactions	29,384,555	290,082,100
Change in net assets from capital transactions	$113,730,286	$47,058,558
Share Transactions:
Class A Shares:
Issued	1,959,288	832,543
Reinvested	1,230,935	1,729,173
Redeemed	(1,651,498)	(4,607,856)
Change in Class A Shares	1,538,725	(2,046,140)
Class C Shares:
Issued	381,295	501,096
Reinvested	755,795	1,109,613
Redeemed	(2,724,584)	(3,214,105)
Change in Class C Shares	(1,587,494)	(1,603,396)
Institutional Shares:
Issued	6,533,824	9,619,889
Reinvested	2,687,400	4,497,406
Redeemed	(4,758,793)	(22,736,323)
Change in Institutional Shares	4,462,431	(8,619,028)
Class R Shares:
Issued	34,641	8,149
Reinvested	11,832	18,990
Redeemed	(25,953)	(86,486)
Change in Class R Shares	20,520	(59,347)
Class R6 Shares:
Issued	910,067	15,336,819
Reinvested	1,326,167	158,621
Redeemed	(705,406)	(788,118)
Change in Class R6 Shares	1,530,828	14,707,322
Change in Shares	5,965,010	2,379,411

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Stratton Mid Cap Value Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$23,838	$548,941	$148,072	$1,043,516	$6,807	$6,558
45,511	18,535	—	67,890	8,075	3,985
(283,722)	(207,111)	(251,151)	(2,399,337)	(3,167)	(15,201)
(214,373)	360,365	(103,079)	(1,287,931)	11,715	(4,658)

14,150	3,957	56,170	241,260	—	—
4,299	1,747	—	23,727	103	—
(4,550)	(38)	(240,220)	(280,538)	—	—
13,899	5,666	(184,050)	(15,551)	103	—

1,004,471	3,376,195	631,360	317,828	393,890	2,447,622
710,669	2,644,718	—	97,308	4,783,434	2,411,974
(1,366,271)	(67,284,550)	(391,477)	(276,849)	(3,910,764)	(6,835,041)
348,869	(61,263,637)	239,883	138,287	1,266,560	(1,975,445)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	65,784,781	—	—	—	—
4,081,173	—	—	—	—	—
—	—	—	—	—	—
4,081,173	65,784,781	—	—	—	—
$4,229,568	$4,887,175	$(47,246)	$(1,165,195)	$1,278,378	$(1,980,103)

2,489	46,928	12,756	88,686	121	97
4,942	1,571	—	5,887	143	59
(29,064)	(17,810)	(21,734)	(207,677)	(53)	(229)
(21,633)	30,689	(8,978)	(113,104)	211	(73)

1,376	329	5,341	20,618	—	—
470	149	—	2,064	2	—
(480)	(3)	(21,550)	(23,963)	—	—
1,366	475	(16,209)	(1,281)	2	—

108,672	277,788	55,772	27,509	6,707	35,437
75,255	224,238	—	8,450	84,617	35,512
(142,958)	(5,740,263)	(36,656)	(23,400)	(67,323)	(100,081)
40,969	(5,238,237)	19,116	12,559	24,001	(29,132)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	5,614,888	—	—	—	—
444,173	—	—	—	—	—
—	—	—	—	—	—
444,173	5,614,888	—	—	—	—
464,875	407,815	(6,071)	(101,826)	24,214	(29,205)

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$95,662	$199,930
Distributions reinvested	18,883	12,636
Value of shares redeemed	(16,861)	(118,705)
Change in net assets from Class A Share transactions	97,684	93,861
Class C Shares:
Proceeds from shares issued	57,364	38,003
Distributions reinvested	5,052	2,786
Value of shares redeemed	(932)	(8,746)
Change in net assets from Class C Share transactions	61,484	32,043
Institutional Shares:
Proceeds from shares issued	9,223,172	6,722,737
Distributions reinvested	3,530,351	4,044,383
Value of shares redeemed	(8,636,624)	(16,178,109)
Change in net assets from Institutional Share transactions	4,116,899	(5,410,989)
Change in net assets from capital transactions	$4,276,067	$(5,285,085)
Share Transactions:
Class A Shares:
Issued	2,613	5,304
Reinvested	517	341
Redeemed	(487)	(3,210)
Change in Class A Shares	2,643	2,435
Class C Shares:
Issued	1,552	1,049
Reinvested	139	75
Redeemed	(25)	(247)
Change in Class C Shares	1,666	877
Institutional Shares:
Issued	248,247	182,158
Reinvested	96,528	109,143
Redeemed	(231,432)	(449,637)
Change in Institutional Shares	113,343	(158,336)
Change in Shares	117,652	(155,024)

See accompanying Notes to the Financial Statements.

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$746,751	$1,687,322	$677,719	$4,735,145
130,424	44,946	37,021	77,021
(472,819)	(118,054)	(2,420,099)	(4,376,419)
404,356	1,614,214	(1,705,359)	435,747

55,308	3,625	—	—
7,554	9,282	—	—
(2,000)	(6,219)	—	—
60,862	6,688	—	—

81,753,794	292,065,741	20,718,543	7,550,761
59,385,321	82,688,186	327,193	540,774
(234,354,813)	(251,289,259)	(2,661,746)	(19,921,662)
(93,215,698)	123,464,668	18,383,990	(11,830,127)
$(92,750,480)	125,085,570	$16,678,631	$(11,394,380)

9,674	19,281	69,607	484,332
1,791	526	3,798	7,901
(6,120)	(1,352)	(247,842)	(448,147)
5,345	18,455	(174,437)	44,086

800	43	—	—
106	110	—	—
(25)	(71)	—	—
881	82	—	—

1,076,587	3,325,502	2,129,235	774,686
813,078	964,732	33,546	55,470
(3,122,817)	(2,864,279)	(273,018)	(2,043,410)
(1,233,152)	1,425,955	1,889,763	(1,213,254)
(1,226,926)	1,444,492	1,715,326	(1,169,168)

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$96,398	$470,987
Distributions reinvested	50,873	110,645
Value of shares redeemed	(833,867)	(1,829,666)
Change in net assets from Class A Share transactions	(686,596)	(1,248,034)
Class C Shares:
Proceeds from shares issued	120,697	6,324
Distributions reinvested	10,297	19,529
Value of shares redeemed	(152,089)	(453,677)
Change in net assets from Class C Share transactions	(21,095)	(427,824)
Institutional Shares:
Proceeds from shares issued	61,790,169	83,320,675
Distributions reinvested	1,928,024	1,811,206
Value of shares redeemed	(18,362,594)	(24,085,787)
Change in net assets from Institutional Share transactions	45,355,599	61,046,094
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R Share transactions	—	—
Class R6 Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R6 Share transactions	—	—
Change in net assets from capital transactions	$44,647,908	$59,370,236
Share Transactions:
Class A Shares:
Issued	11,317	55,182
Reinvested	5,971	12,910
Redeemed	(97,884)	(213,397)
Change in Class A Shares	(80,596)	(145,305)
Class C Shares:
Issued	14,232	738
Reinvested	1,209	2,280
Redeemed	(17,833)	(52,881)
Change in Class C Shares	(2,392)	(49,863)
Institutional Shares:
Issued	7,259,904	9,731,130
Reinvested	226,238	211,938
Redeemed	(2,157,937)	(2,808,942)
Change in Institutional Shares	5,328,205	7,134,126
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R Shares	—	—
Class R6 Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R6 Shares	—	—
Change in Shares	5,245,217	6,938,958

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$60,126	$32,004	$4,034,520	$14,575,793	$17,225	$133,619
47,058	122,083	929,839	1,992,744	6,996	14,122
(471,010)	(1,010,069)	(17,625,783)	(16,806,056)	(5,177)	(63,236)
(363,826)	(855,982)	(12,661,424)	(237,519)	19,044	84,505

1,898	7,656	1,215,497	2,517,014	—	—
3,793	9,886	74,481	122,808	36	1,206
(69,107)	(84,443)	(1,522,073)	(2,470,980)	(39,205)	—
(63,416)	(66,901)	(232,095)	168,842	(39,169)	1,206

1,101,355	8,934,794	166,811,745	377,719,394	2,056,699	9,455,433
29,468	82,950	7,253,310	16,766,290	441,364	1,071,268
(8,312,595)	(6,829,021)	(153,197,330)	(493,447,788)	(11,625,915)	(8,017,233)
(7,181,772)	2,188,723	20,867,725	(98,962,104)	(9,127,852)	2,509,468

—	—	—	30,426	—	—
—	—	453	248	—	—
—	—	(8,974)	(55)	—	—
—	—	(8,521)	30,619	—	—

—	—	27,032,791	298,303,123	—	—
—	—	4,914,085	4,164,349	—	—
—	—	(18,725,692)	(17,301,668)	—	—
—	—	13,221,184	285,165,804	—	—
$(7,609,014)	$1,265,840	$21,186,869	$186,165,642	$(9,147,977)	$2,595,179

6,251	3,302	393,421	1,399,318	1,742	13,427
4,907	12,647	90,866	192,297	712	1,414
(49,101)	(104,135)	(1,726,914)	(1,625,612)	(523)	(6,310)
(37,943)	(88,186)	(1,242,627)	(33,997)	1,931	8,531

199	787	119,681	242,058	—	—
396	1,026	7,261	11,835	4	120
(7,201)	(8,644)	(148,469)	(237,640)	(4,021)	—
(6,606)	(6,831)	(21,527)	16,253	(4,017)	120

115,066	934,128	16,345,282	36,365,096	209,885	960,307
3,071	8,580	707,876	1,613,303	45,018	107,332
(870,439)	(705,599)	(15,006,072)	(47,710,560)	(1,190,692)	(803,488)
(752,302)	237,109	2,047,086	(9,732,161)	(935,789)	264,151

—	—	—	2,972	—	—
—	—	44	24	—	—
—	—	(882)	(5)	—	—
—	—	(838)	2,991	—	—

—	—	2,635,544	28,894,822	—	—
—	—	479,533	405,977	—	—
—	—	(1,834,139)	(1,687,990)	—	—
—	—	1,280,938	27,612,809	—	—
(796,851)	142,092	2,063,032	17,865,895	(937,875)	272,802

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$—	$422
Distributions reinvested	274	1,330
Value of shares redeemed	(10)	(75,841)
Change in net assets from Class A Share transactions	264	(74,089)
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	357	696
Value of shares redeemed	(325)	(546)
Change in net assets from Class C Share transactions	32	150
Institutional Shares:
Proceeds from shares issued	191,826	5,670,308
Distributions reinvested	550,103	1,144,285
Value of shares redeemed	(3,524,882)	(7,973,422)
Change in net assets from Institutional Share transactions	(2,782,953)	(1,158,829)
Change in net assets from capital transactions	$(2,782,657)	$(1,232,768)
Share Transactions:
Class A Shares:
Issued	—	43
Reinvested	28	136
Redeemed	(1)	(7,750)
Change in Class A Shares	27	(7,571)
Class C Shares:
Issued	—	—
Reinvested	37	71
Redeemed	(33)	(56)
Change in Class C Shares	4	15
Institutional Shares:
Issued	19,935	586,820
Reinvested	56,670	117,388
Redeemed	(362,293)	(820,358)
Change in Institutional Shares	(285,688)	(116,150)
Change in Shares	(285,657)	(123,706)

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$2,381	$12,851	$1,309	$208,485	$2,106,105	$2,537,656
46,626	84,773	74,797	109,475	360,002	792,745
(656,976)	(378,208)	(1,020,035)	(939,490)	(2,362,092)	(10,459,959)
(607,969)	(280,584)	(943,929)	(621,530)	104,015	(7,129,558)

—	—	18,150	103,365	179,245	975,837
21	26	10,769	11,004	22,384	57,854
—	—	(73,561)	(127,076)	(718,954)	(2,130,630)
21	26	(44,642)	(12,707)	(517,325)	(1,096,939)

528,360	1,336,803	454,054	764,677	10,620,174	27,347,433
10,305	15,888	50,133	78,432	516,741	900,556
(1,126,511)	(1,377,414)	(2,489,875)	(4,004,313)	(23,142,928)	(30,434,472)
(587,846)	(24,723)	(1,985,688)	(3,161,204)	(12,006,013)	(2,186,483)
$(1,195,794)	$(305,281)	$(2,974,259)	$(3,795,441)	$(12,419,323)	$(10,412,980)

239	1,275	122	19,485	201,999	238,687
4,686	8,435	7,072	10,146	34,180	75,036
(66,572)	(37,818)	(96,475)	(87,455)	(224,331)	(987,278)
(61,647)	(28,108)	(89,281)	(57,824)	11,848	(673,555)

—	—	1,711	9,546	16,884	91,894
2	3	1,019	1,019	2,128	5,479
—	—	(6,929)	(11,840)	(68,622)	(201,199)
2	3	(4,199)	(1,275)	(49,610)	(103,826)

53,227	133,119	42,615	70,464	1,010,299	2,587,873
1,036	1,582	4,734	7,262	49,063	85,310
(113,354)	(138,001)	(234,630)	(372,473)	(2,204,695)	(2,874,906)
(59,091)	(3,300)	(187,281)	(294,747)	(1,145,333)	(201,723)
(120,736)	(31,405)	(280,761)	(353,846)	(1,183,095)	(979,104)

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$328,863	$2,214,300
Distributions reinvested	123,325	275,293
Value of shares redeemed	(1,677,391)	(3,992,034)
Change in net assets from Class A Share transactions	(1,225,203)	(1,502,441)
Class C Shares:
Proceeds from shares issued	15,009	9,569
Distributions reinvested	5,655	14,215
Value of shares redeemed	(81,409)	(432,827)
Change in net assets from Class C Share transactions	(60,745)	(409,043)
Institutional Shares:
Proceeds from shares issued	4,924,121	14,435,688
Distributions reinvested	156,795	378,336
Value of shares redeemed	(7,125,704)	(19,372,000)
Change in net assets from Institutional Share transactions	(2,044,788)	(4,557,976)
Change in net assets from capital transactions	$(3,330,736)	$(6,469,460)
Share Transactions:
Class A Shares:
Issued	30,461	202,414
Reinvested	11,321	25,275
Redeemed	(154,778)	(366,316)
Change in Class A Shares	(112,996)	(138,627)
Class C Shares:
Issued	1,367	868
Reinvested	519	1,305
Redeemed	(7,461)	(39,796)
Change in Class C Shares	(5,575)	(37,623)
Institutional Shares:
Issued	457,398	1,328,951
Reinvested	14,498	34,972
Redeemed	(663,159)	(1,790,163)
Change in Institutional Shares	(191,263)	(426,240)
Change in Shares	(309,834)	(602,490)

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$115,389	$127,607	$112,693	$489,092
161,710	402,911	242,119	565,984
(3,167,508)	(6,408,355)	(3,594,371)	(6,439,300)
(2,890,409)	(5,877,837)	(3,239,559)	(5,384,224)

85	1,074	1,721	12,856
5,103	10,205	6,359	10,940
(39,969)	(75,043)	(55,584)	(12,951)
(34,781)	(63,764)	(47,504)	10,845

5,793,398	7,846,063	978,683	9,470,740
90,318	197,739	67,734	136,406
(9,178,828)	(15,276,554)	(10,735,028)	(12,296,255)
(3,295,112)	(7,232,752)	(9,688,611)	(2,689,109)
$(6,220,302)	$(13,174,353)	$(12,975,674)	$(8,062,488)

10,058	11,053	11,508	49,296
14,031	34,924	24,721	57,489
(277,617)	(553,854)	(370,060)	(655,601)
(253,528)	(507,877)	(333,831)	(548,816)

7	93	178	1,309
443	885	649	1,111
(3,480)	(6,455)	(5,710)	(1,321)
(3,030)	(5,477)	(4,883)	1,099

498,760	679,539	99,619	961,065
7,839	17,156	6,913	13,819
(798,702)	(1,326,202)	(1,098,773)	(1,249,228)
(292,103)	(629,507)	(992,241)	(274,344)
(548,661)	(1,142,861)	(1,330,955)	(822,061)

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$275,438	$623,110
Distributions reinvested	295,125	514,960
Value of shares redeemed	(1,506,874)	(3,226,948)
Change in net assets from Class A Share transactions	(936,311)	(2,088,878)
Class C Shares:
Proceeds from shares issued	208	5,041
Distributions reinvested	20,751	34,796
Value of shares redeemed	(211,796)	(127,071)
Change in net assets from Class C Share transactions	(190,837)	(87,234)
Institutional Shares:
Proceeds from shares issued	21,985	3,391,639
Distributions reinvested	149,078	288,712
Value of shares redeemed	(1,344,385)	(4,659,359)
Change in net assets from Institutional Share transactions	(1,173,322)	(979,008)
Change in net assets from capital transactions	$(2,300,470)	$(3,155,120)
Share Transactions:
Class A Shares:
Issued	26,661	58,371
Reinvested	28,920	48,139
Redeemed	(145,901)	(301,022)
Change in Class A Shares	(90,320)	(194,512)
Class C Shares:
Issued	20	467
Reinvested	2,053	3,281
Redeemed	(20,701)	(11,968)
Change in Class C Shares	(18,628)	(8,220)
Institutional Shares:
Issued	2,099	309,419
Reinvested	14,420	26,648
Redeemed	(128,575)	(432,816)
Change in Institutional Shares	(112,056)	(96,749)
Change in Shares	(221,004)	(299,481)

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$509,774	$773,902	$212,656	$298,745
431,228	650,429	329,465	465,075
(1,670,292)	(3,606,861)	(1,032,407)	(2,544,309)
(729,290)	(2,182,530)	(490,286)	(1,780,489)

2,550	7,916	9,796	26,390
6,679	11,239	4,964	5,540
(120,901)	(237,097)	(56,577)	(22,952)
(111,672)	(217,942)	(41,817)	8,978

418	114,410	13,734	31,181
3,525	3,510	12,282	16,607
(31,060)	(7,694)	(84,643)	(11,650)
(27,117)	110,226	(58,627)	36,138
$(868,079)	$(2,290,246)	$(590,730)	$(1,735,373)

44,333	64,193	18,636	24,657
38,717	53,984	29,862	38,281
(144,564)	(299,224)	(89,484)	(209,052)
(61,514)	(181,047)	(40,986)	(146,114)

227	671	881	2,250
617	949	471	472
(10,513)	(20,240)	(4,996)	(1,960)
(9,669)	(18,620)	(3,644)	762

36	9,385	1,186	2,571
314	290	1,109	1,364
(2,641)	(632)	(7,161)	(947)
(2,291)	9,043	(4,866)	2,988
(73,474)	(190,624)	(49,496)	(142,364)

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$22.30	0.20	(1.72)	(1.52)	(0.18)	(1.75)	(1.93)
Year Ended September 30, 2018	$20.71	0.31	1.91	2.22	(0.44)	(0.19)	(0.63)
Year Ended September 30, 2017	$17.68	0.36	2.97	3.33	(0.30)	—	(0.30)
Year Ended September 30, 2016	$16.53	0.27	1.15	1.42	(0.27)	—	(0.27)
Year Ended September 30, 2015	$17.24	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$14.16	0.18	3.06	3.24	(0.16)	—	(0.16)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$19.08	(0.01)	(1.52)	(1.53)	—	(1.42)	(1.42)
Year Ended September 30, 2018	$18.72	(0.03)	1.23	1.20	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.71	(0.02)	2.56	2.54	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.97	0.02	2.06	2.08	—	(3.34)	(3.34)
Year Ended September 30, 2015	$19.33	0.06	(0.14)	(0.08)	(0.11)	(1.17)	(1.28)
Year Ended September 30, 2014	$18.78	0.05	1.76	1.81	(0.06)	(1.20)	(1.26)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$18.65	0.06	(1.90)	(1.84)	(0.16)	(1.98)	(2.14)
Year Ended September 30, 2018	$18.39	0.17	0.86	1.03	(0.12)	(0.65)	(0.77)
Year Ended September 30, 2017	$15.19	0.12	3.17	3.29	(0.09)	—	(0.09)
Year Ended September 30, 2016	$14.04	0.18	1.15	1.33	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2015	$14.34	0.18	0.16	0.34	(0.20)	(0.44)	(0.64)
Year Ended September 30, 2014	$15.25	0.11	0.93	1.04	(0.08)	(1.87)	(1.95)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$26.37	0.01	(0.70)	(0.69)	—	(1.86)	(1.86)
Year Ended September 30, 2018	$24.51	0.01	3.93	3.94	(0.14)	(1.94)	(2.08)
Year Ended September 30, 2017	$21.53	0.02	3.37	3.39	—	(0.41)	(0.41)
Year Ended September 30, 2016	$22.96	—	1.88	1.88	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.33	(0.06)	0.89	0.83	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.38	(0.02)	4.26	4.24	(0.01)	(2.28)	(2.29)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2019 (Unaudited)	$21.55	0.19	0.05	0.24	(0.19)	(1.52)	(1.71)
Year Ended September 30, 2018	$20.84	0.34	2.66	3.00	(0.34)	(1.95)	(2.29)
Year Ended September 30, 2017	$18.30	0.34	2.59	2.93	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2016	$17.35	0.31	2.05	2.36	(0.31)	(1.10)	(1.41)
Year Ended September 30, 2015	$18.94	0.31	(1.06)	(0.75)	(0.33)	(0.51)	(0.84)
Year Ended September 30, 2014	$18.14	0.34	1.40	1.74	(0.31)	(0.63)	(0.94)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.85	(6.52)%	$29,273	0.89%	2.04%	0.89%	74.10%
$22.30	10.87%	$33,126	0.87%	1.44%	0.87%	127.89%
$20.71	18.94%	$33,358	0.89%	1.87%	0.89%	144.85%
$17.68	8.66%	$30,159	1.01%	1.58%	1.15%	145.53%
$16.53	(2.81)%	$31,079	1.06%	1.25%	1.16%	135.05%
$17.24	22.96%	$34,395	1.06%	1.09%	1.16%	113.75%

$16.13	(7.47)%	$24,064	1.20%	(0.06)%	1.20%	14.67%
$19.08	6.54%	$30,857	1.17%	(0.16)%	1.17%	34.62%
$18.72	15.42%	$33,503	1.15%	(0.09)%	1.15%	24.83%
$16.71	13.07%	$31,625	1.18%	0.15%	1.18%	25.45%
$17.97	(0.69)%	$34,792	1.19%	0.29%	1.19%	30.61%
$19.33	9.91%	$41,403	1.18%	0.26%	1.18%	27.30%

$14.67	(9.23)%	$7,310	1.05%	0.79%	1.05%	46.99%
$18.65	5.69%	$8,711	1.03%	0.91%	1.03%	89.85%
$18.39	21.65%	$9,281	1.05%	0.72%	1.10%	109.05%
$15.19	9.52%	$8,714	1.13%	1.29%	1.21%	120.42%
$14.04	2.20%	$13,261	1.25%	1.18%	1.25%	101.99%
$14.34	7.09%	$9,681	1.24%	0.74%	1.24%	68.50%

$23.82	(2.12)%	$331,992	1.12%	0.05%	1.12%	11.79%
$26.37	17.16%	$334,687	1.11%	0.05%	1.11%	22.78%
$24.51	15.97%	$343,873	1.12%	0.07%	1.12%	18.92%
$21.53	8.57%	$351,467	1.17%	0.02%	1.22%	27.32%
$22.96	3.75%	$264,294	1.22%	(0.25)%	1.22%	26.98%
$23.33	21.71%	$364,368	1.21%	(0.11)%	1.21%	32.35%

$20.08	1.49%	$325,493	1.03%	1.93%	1.03%	18.36%
$21.55	15.28%	$316,245	1.02%	1.66%	1.02%	19.49%
$20.84	16.19%	$348,427	1.03%	1.78%	1.03%	16.93%
$18.30	14.50%	$467,470	1.21%	1.78%	1.21%	20.64%
$17.35	(4.16)%	$478,393	1.21%	1.66%	1.21%	27.53%
$18.94	9.76%	$714,457	1.20%	1.79%	1.20%	16.13%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.17	0.11	(0.94)	(0.83)	(0.29)	(0.40)	(0.69)
Year Ended September 30, 2018	$11.75	0.37	(0.52)	(0.15)	(0.32)	(0.11)	(0.43)
Year Ended September 30, 2017	$9.68	0.25	1.96	2.21	(0.14)	—	(0.14)
Year Ended September 30, 2016	$9.22	0.21	0.46	0.67	(0.21)	—	(0.21)
November 28, 2014 to September 30, 2015(d)	$10.00	0.18	(0.94)	(0.76)	(0.02)	—	(0.02)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$12.44	(0.01)	(0.46)	(0.47)	—	—	—
Year Ended September 30, 2018	$11.75	(0.05)	0.98	0.93	(0.06)	(0.18)	(0.24)
October 3, 2016 to September 30, 2017(d)	$10.00	— (e)	1.76	1.76	(0.01)	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$68.74	0.16	(3.36)	(3.20)	(0.15)	(5.02)	(5.17)
Year Ended September 30, 2018	$66.23	0.10	4.85	4.95	(0.15)	(2.29)	(2.44)
Year Ended September 30, 2017	$55.87	0.02	10.65	10.67	(0.04)	(0.27)	(0.31)
Period Ended September 30, 2016	$52.55	(0.02)	3.34	3.32	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	0.05	0.44	0.49	(0.13)	(1.78)	(1.91)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2019 (Unaudited)	$37.57	0.23	3.04	3.27	(0.36)	(1.24)	(1.60)
Year Ended September 30, 2018	$37.04	0.74	1.50	2.24	(0.49)	(1.22)	(1.71)
Year Ended September 30, 2017	$39.67	0.75	(0.54)	0.21	(1.09)	(1.75)	(2.84)
Period Ended September 30, 2016	$36.00	0.57	3.58	4.15	(0.48)	—	(0.48)
November 16, 2015 to December 31, 2015(d)	$34.90	0.15	1.42	1.57	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$88.73	0.09	(7.22)	(7.13)	(0.15)	(5.90)	(6.05)
Year Ended September 30, 2018	$89.91	0.12	6.49	6.61	(0.10)	(7.69)	(7.79)
Year Ended September 30, 2017	$78.34	— (e)	15.72	15.72	(0.05)	(4.10)	(4.15)
Period Ended September 30, 2016	$69.90	(0.02)	8.46	8.44	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	0.05	(0.81)	(0.76)	(0.05)	(1.00)	(1.05)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.75	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2018	$9.79	0.14	(0.02)	0.12	(0.16)	—	(0.16)
Year Ended September 30, 2017	$9.82	0.07	0.03	0.10	(0.13)	—	(0.13)
Year Ended September 30, 2016	$9.87	0.07	0.03	0.10	(0.15)	—	(0.15)
Year Ended September 30, 2015	$9.94	0.04	(0.02)	0.02	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.98	0.05	(0.03)	0.02	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.65	(7.08)%	$506	0.93%	2.15%	1.13%	41.34%
$11.17	(1.47)%	$828	0.90%	3.17%	1.10%	96.65%
$11.75	23.19%	$510	0.93%	2.38%	1.19%	91.65%
$9.68	7.24%	$354	1.05%	2.26%	1.36%	125.35%
$9.22	(7.57)%	$531	1.28%	2.16%	1.44%	133.50%

$11.97	(3.78)%	$2,653	1.04%	(0.23)%	1.36%	23.62%
$12.44	8.07%	$2,870	1.04%	(0.39)%	1.29%	45.64%
$11.75	17.59%	$4,038	1.04%	(0.03)%	1.66%	37.97%

$60.37	(4.11)%	$106	1.22%	0.52%	1.22%	6.40%
$68.74	7.54%	$107	1.20%	0.15%	1.20%	14.47%
$66.23	19.16%	$108	1.16%	0.03%	1.16%	12.19%
$55.87	6.32%	$19	1.20%	(0.04)%	1.22%	11.16%
$52.55	1.00%	$1	0.91%	0.72%	0.91%	19.28%

$39.24	9.07%	$519	1.07%	1.23%	1.07%	5.42%
$37.57	6.17%	$398	1.07%	2.04%	1.07%	8.34%
$37.04	0.90%	$302	1.04%	2.03%	1.05%	13.52%
$39.67	11.50%	$115	1.08%	1.93%	1.11%	18.43%
$36.00	4.54%	$1	0.86%	3.30%	0.86%	15.47%

$75.55	(7.78)%	$2,243	1.29%	0.24%	1.34%	5.79%
$88.73	7.71%	$2,160	1.28%	0.14%	1.32%	15.51%
$89.91	20.43%	$529	1.31%	0.01%	1.31%	7.04%
$78.34	12.07%	$87	1.33%	(0.04)%	1.33%	3.42%
$69.90	(1.03)%	$1	1.33%	0.58%	1.33%	6.33%

$9.76	1.37%	$3,379	0.68%	2.35%	0.78%	19.26%
$9.75	1.20%	$5,074	0.66%	1.39%	0.76%	74.56%
$9.79	1.00%	$4,663	0.68%	0.71%	0.78%	59.57%
$9.82	0.99%	$6,250	0.71%	0.72%	0.80%	43.02%
$9.87	0.25%	$8,295	0.78%	0.43%	0.80%	66.19%
$9.94	0.21%	$11,184	0.73%	0.51%	0.73%	79.98%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$8.52	0.10	0.07	0.17	(0.12)	—	—		(0.12)
Year Ended September 30, 2018	$8.69	0.16	(0.11)	0.05	(0.22)	—	—		(0.22)
Year Ended September 30, 2017	$8.81	0.10	(0.01)	0.09	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$8.86	0.10	0.07	0.17	(0.22)	—	—		(0.22)
Year Ended September 30, 2015	$9.07	0.10	(0.05)	0.05	(0.26)	—	—		(0.26)
Year Ended September 30, 2014	$9.24	0.14	(0.04)	0.10	(0.27)	—	—		(0.27)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.48	0.10	0.25	0.35	(0.11)	—	—		(0.11)
Year Ended September 30, 2018	$9.91	0.17	(0.34)	(0.17)	(0.26)	—	—		(0.26)
Year Ended September 30, 2017	$10.24	0.15	(0.27)	(0.12)	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$10.18	0.13	0.11	0.24	(0.18)	—	—		(0.18)
Year Ended September 30, 2015	$10.19	0.13	0.05	0.18	(0.19)	—	—		(0.19)
Year Ended September 30, 2014	$10.29	0.14	0.09	0.23	(0.33)	—	—		(0.33)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.20	0.15	0.27	0.42	(0.16)	—	—		(0.16)
Year Ended September 30, 2018	$10.59	0.27	(0.36)	(0.09)	(0.30)	—	—		(0.30)
Year Ended September 30, 2017	$10.81	0.23	(0.15)	0.08	(0.30)	—	—		(0.30)
Year Ended September 30, 2016	$10.53	0.26	0.34	0.60	(0.32)	—	—		(0.32)
Year Ended September 30, 2015	$10.66	0.28	(0.06)	0.22	(0.35)	—	—		(0.35)
Year Ended September 30, 2014	$10.52	0.31	0.21	0.52	(0.37)	(0.01)	—		(0.38)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.81	0.15	0.23	0.38	(0.15)	—	—		(0.15)
Year Ended September 30, 2018	$10.25	0.29	(0.37)	(0.08)	(0.29)	(0.07)	—		(0.36)
Year Ended September 30, 2017	$10.37	0.29	(0.08)	0.21	(0.29)	(0.04)	—		(0.33)
Year Ended September 30, 2016	$10.10	0.28	0.27	0.55	(0.28)	—	—		(0.28)
Year Ended September 30, 2015	$10.25	0.29	(0.14)	0.15	(0.29)	(0.01)	—	(d)	(0.30)
Year Ended September 30, 2014	$10.15	0.31	0.20	0.51	(0.31)	(0.10)	—		(0.41)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.60	0.14	0.25	0.39	(0.14)	—	—		(0.14)
Year Ended September 30, 2018	$9.94	0.25	(0.31)	(0.06)	(0.28)	—	—		(0.28)
Year Ended September 30, 2017	$10.10	0.21	(0.12)	0.09	(0.25)	—	—		(0.25)
Year Ended September 30, 2016	$9.98	0.19	0.16	0.35	(0.23)	—	—		(0.23)
Year Ended September 30, 2015	$9.90	0.20	0.13	0.33	(0.25)	—	—		(0.25)
Year Ended September 30, 2014	$9.85	0.22	0.11	0.33	(0.28)	—	—		(0.28)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.90	0.09	0.28	0.37	(0.09)	(0.06)	—		(0.15)
Year Ended September 30, 2018	$10.27	0.20	(0.34)	(0.14)	(0.20)	(0.03)	—		(0.23)
Year Ended September 30, 2017	$10.64	0.21	(0.23)	(0.02)	(0.21)	(0.14)	—		(0.35)
Year Ended September 30, 2016	$10.62	0.24	0.15	0.39	(0.24)	(0.13)	—		(0.37)
Year Ended September 30, 2015	$10.86	0.25	(0.06)	0.19	(0.25)	(0.18)	—		(0.43)
Year Ended September 30, 2014	$10.67	0.27	0.18	0.45	(0.26)	—	—		(0.26)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.62	0.10	0.25	0.35	(0.10)	(0.13)	—		(0.23)
Year Ended September 30, 2018	$11.02	0.20	(0.34)	(0.14)	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2017	$11.31	0.21	(0.21)	—	(0.21)	(0.08)	—		(0.29)
Year Ended September 30, 2016	$11.17	0.20	0.21	0.41	(0.20)	(0.07)	—		(0.27)
Year Ended September 30, 2015	$11.23	0.20	— (d)	0.20	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2014	$10.96	0.19	0.27	0.46	(0.19)	—	—		(0.19)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.57	1.97%	$3,732	0.66%	2.47%	0.76%	38.45%
$8.52	0.55%	$4,393	0.68%	1.84%	0.78%	62.02%
$8.69	1.02%	$5,746	0.70%	1.11%	0.80%	78.77%
$8.81	1.98%	$7,332	0.74%	1.09%	0.81%	54.68%
$8.86	0.56%	$8,075	0.79%	1.17%	0.81%	55.74%
$9.07	1.13%	$10,468	0.76%	1.48%	0.80%	56.10%

$9.72	3.75%	$4,090	0.86%	2.10%	0.91%	9.78%
$9.48	(1.73)%	$4,350	0.91%	1.73%	0.92%	40.85%
$9.91	(1.20)%	$5,418	0.87%	1.54%	0.91%	32.44%
$10.24	2.37%	$7,066	0.85%	1.24%	0.97%	49.39%
$10.18	1.81%	$7,625	0.91%	1.29%	0.98%	62.02%
$10.19	2.23%	$8,778	0.93%	1.41%	0.93%	35.74%

$10.46	4.15%	$57,763	0.70%	3.02%	0.83%	33.60%
$10.20	(0.90)%	$68,982	0.70%	2.56%	0.82%	62.28%
$10.59	0.75%	$72,030	0.72%	2.13%	0.82%	64.07%
$10.81	5.84%	$70,257	0.74%	2.42%	0.84%	65.47%
$10.53	2.04%	$47,782	0.73%	2.63%	0.83%	41.37%
$10.66	5.03%	$38,929	0.81%	2.90%	0.83%	75.21%

$10.04	3.96%	$469	0.91%	3.16%	0.91%	30.72%
$9.81	(0.80)%	$440	0.89%	2.94%	0.89%	66.82%
$10.25	2.07%	$372	0.88%	2.84%	0.88%	78.79%
$10.37	5.55%	$441	0.89%	2.77%	0.89%	83.88%
$10.10	1.51%	$348	0.88%	2.87%	0.88%	33.94%
$10.25	5.16%	$269	0.86%	3.04%	0.86%	105.03%

$9.85	4.11%	$19	0.82%	2.99%	0.86%	10.18%
$9.60	(0.63)%	$18	0.83%	2.54%	0.87%	19.17%
$9.94	0.89%	$94	0.85%	2.06%	0.89%	34.72%
$10.10	3.60%	$377	0.84%	1.89%	0.88%	43.63%
$9.98	3.39%	$124	0.84%	2.01%	0.88%	19.85%
$9.90	3.38%	$87	0.85%	2.20%	0.88%	98.34%

$10.12	3.82%	$3,102	0.95%	1.86%	0.95%	11.36%
$9.90	(1.44)%	$3,647	0.93%	1.95%	0.93%	20.37%
$10.27	(0.19)%	$4,072	0.93%	2.01%	0.96%	17.93%
$10.64	3.69%	$4,358	0.91%	2.25%	1.02%	16.44%
$10.62	1.80%	$4,532	0.95%	2.37%	1.04%	17.34%
$10.86	4.31%	$4,615	0.97%	2.47%	0.97%	11.13%

$10.74	3.39%	$4,092	0.92%	1.89%	0.92%	10.75%
$10.62	(1.23)%	$4,991	0.88%	1.89%	0.88%	31.12%
$11.02	0.00%	$5,818	0.86%	1.88%	0.90%	5.89%
$11.31	3.71%	$6,537	0.86%	1.75%	0.96%	14.36%
$11.17	1.79%	$6,865	0.90%	1.82%	0.96%	18.38%
$11.23	4.26%	$6,763	0.94%	1.74%	0.94%	19.90%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.43	0.12	0.26	0.38	(0.12)	—	(0.12)
Year Ended September 30, 2018	$10.78	0.24	(0.35)	(0.11)	(0.24)	—	(0.24)
Year Ended September 30, 2017	$11.08	0.23	(0.27)	(0.04)	(0.22)	(0.04)	(0.26)
Year Ended September 30, 2016	$10.97	0.23	0.17	0.40	(0.23)	(0.06)	(0.29)
Year Ended September 30, 2015	$10.98	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.74	0.24	0.24	0.48	(0.24)	—	(0.24)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.77	0.10	0.30	0.40	(0.10)	—	(0.10)
Year Ended September 30, 2018	$11.10	0.20	(0.33)	(0.13)	(0.20)	—	(0.20)
Year Ended September 30, 2017	$11.30	0.20	(0.20)	—	(0.20)	—	(0.20)
Year Ended September 30, 2016	$11.14	0.20	0.20	0.40	(0.20)	(0.04)	(0.24)
Year Ended September 30, 2015	$11.14	0.21	0.02	0.23	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2014	$10.85	0.22	0.29	0.51	(0.22)	—	(0.22)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.40	0.12	0.31	0.43	(0.12)	—	(0.12)
Year Ended September 30, 2018	$11.76	0.23	(0.36)	(0.13)	(0.23)	—	(0.23)
Year Ended September 30, 2017	$12.13	0.23	(0.28)	(0.05)	(0.23)	(0.09)	(0.32)
Year Ended September 30, 2016	$11.98	0.24	0.19	0.43	(0.24)	(0.04)	(0.28)
Year Ended September 30, 2015	$12.06	0.25	(0.01)	0.24	(0.25)	(0.07)	(0.32)
Year Ended September 30, 2014	$11.79	0.24	0.27	0.51	(0.24)	—	(0.24)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.72	0.11	0.24	0.35	(0.11)	(0.02)	(0.13)
Year Ended September 30, 2018	$10.04	0.21	(0.31)	(0.10)	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2017	$10.27	0.21	(0.18)	0.03	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2016	$10.14	0.21	0.18	0.39	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2015	$10.16	0.21	0.01	0.22	(0.21)	(0.03)	(0.24)
Year Ended September 30, 2014	$9.90	0.21	0.26	0.47	(0.21)	—	(0.21)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$10.63	0.20	(0.22)	(0.02)	(0.27)	—	(0.27)
Year Ended September 30, 2018	$10.79	0.35	(0.10)	0.25	(0.41)	—	(0.41)
Year Ended September 30, 2017	$10.82	0.41	(0.03)	0.38	(0.41)	—	(0.41)
Year Ended September 30, 2016	$10.21	0.33	0.65	0.98	(0.37)	—	(0.37)
Year Ended September 30, 2015	$10.59	0.26	(0.40)	(0.14)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$9.95	0.22	0.65	0.87	(0.23)	—	(0.23)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$12.08	0.18	(0.30)	(0.12)	(0.19)	—	(0.19)
Year Ended September 30, 2018	$11.89	0.23	0.23	0.46	(0.27)	—	(0.27)
Year Ended September 30, 2017	$10.82	0.15	1.08	1.23	(0.16)	—	(0.16)
Year Ended September 30, 2016	$10.31	0.17	0.55	0.72	(0.21)	—	(0.21)
Year Ended September 30, 2015	$10.66	0.13	(0.33)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2014	$9.77	0.17	0.90	1.07	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$12.25	0.18	(0.42)	(0.24)	(0.19)	—	(0.19)
Year Ended September 30, 2018	$11.90	0.21	0.39	0.60	(0.25)	—	(0.25)
Year Ended September 30, 2017	$10.53	0.11	1.38	1.49	(0.12)	—	(0.12)
Year Ended September 30, 2016	$9.99	0.14	0.57	0.71	(0.17)	—	(0.17)
Year Ended September 30, 2015	$10.39	0.07	(0.37)	(0.30)	(0.10)	—	(0.10)
Year Ended September 30, 2014	$9.35	0.12	1.06	1.18	(0.14)	—	(0.14)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.69	3.64%	$37,906	0.80%	2.25%	0.80%	13.89%
$10.43	(1.06)%	$36,857	0.79%	2.23%	0.79%	22.06%
$10.78	(0.31)%	$45,357	0.79%	2.09%	0.83%	25.92%
$11.08	3.69%	$52,130	0.80%	2.08%	0.90%	10.05%
$10.97	2.28%	$45,940	0.84%	2.19%	0.91%	16.80%
$10.98	4.55%	$48,426	0.91%	2.25%	0.91%	11.67%

$11.07	3.77%	$13,002	0.81%	1.92%	0.81%	5.52%
$10.77	(1.15)%	$13,864	0.80%	1.85%	0.80%	27.71%
$11.10	0.01%	$15,832	0.81%	1.78%	0.84%	31.17%
$11.30	3.59%	$18,683	0.82%	1.78%	0.92%	2.69%
$11.14	2.11%	$16,802	0.86%	1.93%	0.93%	12.53%
$11.14	4.76%	$17,748	0.93%	2.02%	0.93%	15.51%

$11.71	3.76%	$18,444	0.82%	2.03%	0.82%	15.88%
$11.40	(1.14)%	$20,842	0.80%	1.96%	0.80%	21.08%
$11.76	(0.39)%	$27,481	0.80%	1.93%	0.84%	23.25%
$12.13	3.65%	$34,691	0.81%	1.99%	0.91%	16.18%
$11.98	1.98%	$36,672	0.85%	2.08%	0.92%	16.01%
$12.06	4.39%	$41,130	0.91%	2.04%	0.91%	20.48%

$9.94	3.59%	$21,053	0.81%	2.25%	0.81%	10.24%
$9.72	(0.98)%	$23,833	0.80%	2.14%	0.80%	17.53%
$10.04	0.28%	$30,134	0.81%	2.08%	0.85%	21.00%
$10.27	3.92%	$37,720	0.82%	2.05%	0.92%	11.31%
$10.14	2.19%	$35,279	0.85%	2.12%	0.92%	10.34%
$10.16	4.82%	$35,190	0.91%	2.14%	0.91%	21.09%

$10.34	(0.16)%	$11,193	0.81%	3.85%	0.83%	7.38%
$10.63	2.38%	$12,468	0.79%	3.25%	0.80%	48.19%
$10.79	3.57%	$14,754	0.77%	3.84%	0.77%	43.86%
$10.82	9.87%	$15,126	0.64%	3.17%	0.72%	67.18%
$10.21	(1.40)%	$14,321	0.45%	2.45%	0.70%	126.46%
$10.59	8.81%	$15,589	0.45%	2.11%	0.70%	8.67%

$11.77	(0.91)%	$27,020	0.41%	3.16%	0.66%	6.51%
$12.08	3.88%	$28,470	0.41%	1.93%	0.66%	14.41%
$11.89	11.46%	$30,181	0.42%	1.37%	0.67%	0.80%
$10.82	7.02%	$31,951	0.40%	1.65%	0.65%	5.19%
$10.31	(1.92)%	$34,047	0.40%	1.16%	0.65%	49.24%
$10.66	11.05%	$35,437	0.39%	1.64%	0.64%	5.70%

$11.82	(1.85)%	$20,459	0.43%	3.18%	0.68%	4.27%
$12.25	5.08%	$21,715	0.44%	1.73%	0.69%	17.81%
$11.90	14.24%	$22,836	0.44%	1.04%	0.69%	1.92%
$10.53	7.22%	$21,912	0.43%	1.34%	0.68%	5.95%
$9.99	(2.93)%	$22,848	0.42%	0.69%	0.67%	58.40%
$10.39	12.65%	$23,709	0.41%	1.23%	0.66%	8.60%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2019(Unaudited)	$21.67	0.12	(1.67)	(1.55)	(0.11)	(1.75)	(1.86)
Year Ended September 30, 2018	$20.13	0.15	1.86	2.01	(0.28)	(0.19)	(0.47)
Year Ended September 30, 2017	$17.20	0.21	2.87	3.08	(0.15)	—	(0.15)
Year Ended September 30, 2016	$16.09	0.14	1.12	1.26	(0.15)	—	(0.15)
Year Ended September 30, 2015	$16.79	0.09	(0.67)	(0.58)	(0.12)	—	(0.12)
Year Ended September 30, 2014	$13.81	0.05	3.00	3.05	(0.07)	—	(0.07)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2019(Unaudited)	$16.86	(0.06)	(1.36)	(1.42)	—	(1.42)	(1.42)
Year Ended September 30, 2018	$16.76	(0.15)	1.09	0.94	—	(0.84)	(0.84)
Year Ended September 30, 2017	$15.12	(0.14)	2.31	2.17	—	(0.53)	(0.53)
Year Ended September 30, 2016	$16.67	(0.09)	1.88	1.79	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.06	(0.08)	(0.13)	(0.21)	(0.01)	(1.17)	(1.18)
Year Ended September 30, 2014	$17.72	(0.07)	1.63	1.56	(0.02)	(1.20)	(1.22)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2019(Unaudited)	$17.89	— (d)	(1.81)	(1.81)	(0.05)	(1.98)	(2.03)
Year Ended September 30, 2018	$17.69	0.03	0.82	0.85	—	(0.65)	(0.65)
Year Ended September 30, 2017	$14.70	(0.02)	3.07	3.05	(0.06)	—	(0.06)
Year Ended September 30, 2016	$13.60	0.07	1.11	1.18	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2015	$13.87	0.06	0.15	0.21	(0.04)	(0.44)	(0.48)
Year Ended September 30, 2014	$14.88	— (d)	0.92	0.92	(0.06)	(1.87)	(1.93)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2019(Unaudited)	$21.98	(0.07)	(0.60)	(0.67)	—	(1.86)	(1.86)
Year Ended September 30, 2018	$20.88	(0.14)	3.29	3.15	(0.11)	(1.94)	(2.05)
Year Ended September 30, 2017	$18.54	(0.13)	2.88	2.75	—	(0.41)	(0.41)
Year Ended September 30, 2016	$20.34	(0.14)	1.65	1.51	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.95	(0.20)	0.79	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.55	(0.17)	3.85	3.68	—	(2.28)	(2.28)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2019(Unaudited)	$21.34	0.12	0.05	0.17	(0.12)	(1.52)	(1.64)
Year Ended September 30, 2018	$20.66	0.19	2.62	2.81	(0.18)	(1.95)	(2.13)
Year Ended September 30, 2017	$18.14	0.20	2.56	2.76	(0.22)	(0.02)	(0.24)
Year Ended September 30, 2016	$17.21	0.18	2.03	2.21	(0.18)	(1.10)	(1.28)
Year Ended September 30, 2015	$18.80	0.17	(1.06)	(0.89)	(0.19)	(0.51)	(0.70)
Year Ended September 30, 2014	$18.01	0.19	1.40	1.59	(0.17)	(0.63)	(0.80)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2019(Unaudited)	$11.06	0.08	(0.94)	(0.86)	(0.22)	(0.40)	(0.62)
Year Ended September 30, 2018	$11.64	0.25	(0.48)	(0.23)	(0.24)	(0.11)	(0.35)
Year Ended September 30, 2017	$9.62	0.15	1.96	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2016	$9.18	0.17	0.42	0.59	(0.15)	—	(0.15)
November 28, 2014 to September 30, 2015(e)	$10.00	0.19	(0.99)	(0.80)	(0.02)	—	(0.02)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.26	(6.89)%	$638	1.64%	1.29%	1.64%	74.10%
$21.67	10.11%	$887	1.62%	0.69%	1.62%	127.89%
$20.13	18.00%	$966	1.64%	1.12%	1.64%	144.85%
$17.20	7.87%	$919	1.76%	0.81%	1.90%	145.53%
$16.09	(3.52)%	$805	1.81%	0.52%	1.91%	135.05%
$16.79	22.09%	$534	1.81%	0.34%	1.92%	113.75%

$14.02	(7.82%)	$2,944	1.95%	(0.81%)	1.95%	14.67%
$16.86	5.72%	$4,097	1.92%	(0.91%)	1.92%	34.62%
$16.76	14.58%	$4,363	1.90%	(0.87)%	1.90%	24.83%
$15.12	12.22%	$5,282	1.93%	(0.61)%	1.93%	25.45%
$16.67	(1.43)%	$5,309	1.94%	(0.41)%	1.94%	30.61%
$18.06	9.12%	$4,661	1.94%	(0.40)%	1.94%	27.30%

$14.05	(9.57)%	$156	1.80%	0.04%	1.80%	46.99%
$17.89	4.88%	$180	1.78%	0.17%	1.78%	89.85%
$17.69	20.73%	$191	1.80%	(0.10)%	1.85%	109.05%
$14.70	8.68%	$364	1.88%	0.52%	1.98%	120.42%
$13.60	1.37%	$330	2.00%	0.45%	2.00%	101.99%
$13.87	6.38%	$312	1.99%	(0.01)%	1.99%	68.50%

$19.45	(2.48)%	$91,467	1.87%	(0.73)%	1.87%	11.79%
$21.98	16.27%	$144,100	1.86%	(0.70)%	1.86%	22.78%
$20.88	15.08%	$149,892	1.87%	(0.68)%	1.87%	18.92%
$18.54	7.76%	$181,061	1.92%	(0.73)%	1.97%	27.32%
$20.34	2.99%	$143,597	1.98%	(0.98)%	1.98%	26.98%
$20.95	20.76%	$120,469	1.96%	(0.86)%	1.96%	32.35%

$19.87	1.12%	$161,761	1.78%	1.18%	1.78%	18.36%
$21.34	14.41%	$207,659	1.77%	0.91%	1.77%	19.49%
$20.66	15.36%	$234,108	1.78%	1.03%	1.78%	16.93%
$18.14	13.66%	$271,598	1.96%	1.03%	1.96%	20.64%
$17.21	(4.92)%	$279,355	1.97%	0.91%	1.97%	27.53%
$18.80	8.98%	$315,948	1.95%	1.04%	1.95%	16.13%

$9.58	(7.41)%	$66	1.69%	1.70%	1.89%	41.34%
$11.06	(2.18)%	$61	1.65%	2.15%	1.85%	96.65%
$11.64	22.19%	$59	1.68%	1.44%	1.94%	91.65%
$9.62	6.38%	$47	1.80%	1.83%	2.13%	125.35%
$9.18	(8.03)%	$28	2.03%	2.26%	2.19%	133.50%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$12.30	(0.06)	(0.45)	(0.51)	—	—	—
Year Ended September 30, 2018	$11.67	(0.13)	0.96	0.83	(0.02)	(0.18)	(0.20)
October 3, 2016 to September 30, 2017(d)	$10.00	(0.09)	1.76	1.67	—	—	—
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$67.46	(0.03)	(3.28)	(3.31)	—	(5.02)	(5.02)
Year Ended September 30, 2018	$65.40	(0.42)	4.77	4.35	—	(2.29)	(2.29)
Year Ended September 30, 2017	$55.55	(0.41)	10.53	10.12	—	(0.27)	(0.27)
Period Ended September 30, 2016	$52.54	(0.32)	3.33	3.01	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	—	0.45	0.45	(0.10)	(1.78)	(1.88)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2019 (Unaudited)	$37.40	0.07	3.04	3.11	(0.24)	(1.24)	(1.48)
Year Ended September 30, 2018	$36.91	0.51	1.45	1.96	(0.25)	(1.22)	(1.47)
Year Ended September 30, 2017	$39.50	0.43	(0.49)	(0.06)	(0.78)	(1.75)	(2.53)
Period Ended September 30, 2016	$35.97	0.34	3.58	3.92	(0.39)	—	(0.39)
November 16, 2015 to December 31, 2015(d)	$34.90	0.12	1.42	1.54	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$86.92	(0.18)	(7.07)	(7.25)	—	(5.90)	(5.90)
Year Ended September 30, 2018	$88.75	(0.62)	6.48	5.86	—	(7.69)	(7.69)
Year Ended September 30, 2017	$77.88	(0.64)	15.61	14.97	—	(4.10)	(4.10)
Period Ended September 30, 2016	$69.88	(0.41)	8.41	8.00	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	(0.01)	(0.81)	(0.82)	(0.01)	(1.00)	(1.01)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$8.51	0.07	0.07	0.14	(0.08)	—	(0.08)
Year Ended September 30, 2018	$8.69	0.09	(0.12)	(0.03)	(0.15)	—	(0.15)
Year Ended September 30, 2017	$8.80	0.03	—	0.03	(0.14)	—	(0.14)
Year Ended September 30, 2016	$8.85	0.03	0.07	0.10	(0.16)	—	(0.16)
Year Ended September 30, 2015	$9.07	0.04	(0.07)	(0.03)	(0.19)	—	(0.19)
Year Ended September 30, 2014	$9.24	0.06	(0.03)	0.03	(0.20)	—	(0.20)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.79	(4.15)%	$1,223	1.79%	(0.98)%	2.10%	23.62%
$12.30	7.25%	$1,476	1.79%	(1.13)%	2.04%	45.64%
$11.67	16.70%	$1,414	1.79%	(0.80)%	2.38%	37.97%

$59.13	(4.39)%	$1	1.78%	(0.09)%	1.78%	6.40%
$67.46	6.70%	$1	1.95%	(0.63)%	1.95%	14.47%
$65.40	18.27%	$1	1.89%	(0.68)%	1.89%	12.19%
$55.55	5.73%	$1	1.95%	(0.82)%	1.95%	11.16%
$52.54	0.91%	$1	1.64%	(0.01)%	1.64%	19.28%

$39.03	8.65%	$167	1.82%	0.36%	1.82%	5.42%
$37.40	5.38%	$98	1.82%	1.41%	1.82%	8.34%
$36.91	0.16%	$64	1.79%	1.18%	1.80%	13.52%
$39.50	10.90%	$20	1.83%	1.21%	1.85%	18.43%
$35.97	4.45%	$1	1.59%	2.57%	1.59%	15.47%

$73.77	(8.11)%	$160	2.04%	0.47%	2.09%	5.79%
$86.92	6.90%	$112	2.03%	(0.71)%	2.06%	15.51%
$88.75	19.55%	$107	2.06%	0.78%	2.06%	7.04%
$77.88	11.45%	$65	2.08%	(0.74)%	2.08%	3.42%
$69.88	(1.12)%	$1	2.06%	(0.15)%	2.06%	6.33%

$8.57	1.71%	$1,078	1.41%	1.72%	1.51%	38.45%
$8.51	(0.32)%	$1,091	1.43%	1.07%	1.53%	62.02%
$8.69	0.38%	$1,546	1.45%	0.37%	1.55%	78.77%
$8.80	1.22%	$1,886	1.49%	0.35%	1.56%	54.68%
$8.85	(0.29)%	$2,415	1.55%	0.39%	1.57%	55.74%
$9.07	0.37%	$1,906	1.53%	0.69%	1.56%	56.10%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.47	0.06	0.26	0.32	(0.08)	—	—		(0.08)
Year Ended September 30, 2018	$9.89	0.09	(0.32)	(0.23)	(0.19)	—	—		(0.19)
Year Ended September 30, 2017	$10.22	0.08	(0.28)	(0.20)	(0.13)	—	—		(0.13)
Year Ended September 30, 2016	$10.17	0.05	0.10	0.15	(0.10)	—	—		(0.10)
Year Ended September 30, 2015	$10.18	0.06	0.05	0.11	(0.12)	—	—		(0.12)
Year Ended September 30, 2014	$10.27	0.07	0.09	0.16	(0.25)	—	—		(0.25)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.21	0.12	0.26	0.38	(0.12)	—	—		(0.12)
Year Ended September 30, 2018	$10.61	0.19	(0.37)	(0.18)	(0.22)	—	—		(0.22)
Year Ended September 30, 2017	$10.83	0.15	(0.15)	—	(0.22)	—	—		(0.22)
Year Ended September 30, 2016	$10.55	0.18	0.35	0.53	(0.25)	—	—		(0.25)
Year Ended September 30, 2015	$10.68	0.20	(0.06)	0.14	(0.27)	—	—		(0.27)
Year Ended September 30, 2014	$10.54	0.23	0.21	0.44	(0.29)	(0.01)	—		(0.30)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.80	0.12	0.22	0.34	(0.12)	—	—		(0.12)
Year Ended September 30, 2018	$10.23	0.22	(0.36)	(0.14)	(0.22)	(0.07)	—		(0.29)
Year Ended September 30, 2017	$10.35	0.21	(0.08)	0.13	(0.21)	(0.04)	—		(0.25)
Year Ended September 30, 2016	$10.09	0.21	0.26	0.47	(0.21)	—	—		(0.21)
Year Ended September 30, 2015	$10.24	0.22	(0.14)	0.08	(0.22)	(0.01)	—	(d)	(0.23)
Year Ended September 30, 2014	$10.15	0.24	0.18	0.42	(0.23)	(0.10)	—		(0.33)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.60	0.11	0.23	0.34	(0.10)	—	—		(0.10)
Year Ended September 30, 2018	$9.93	0.19	(0.32)	(0.13)	(0.20)	—	—		(0.20)
Year Ended September 30, 2017	$10.09	0.13	(0.12)	0.01	(0.17)	—	—		(0.17)
Year Ended September 30, 2016	$9.97	0.12	0.16	0.28	(0.16)	—	—		(0.16)
Year Ended September 30, 2015	$9.89	0.13	0.13	0.26	(0.18)	—	—		(0.18)
Year Ended September 30, 2014	$9.84	0.16	0.11	0.27	(0.22)	—	—		(0.22)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.91	0.07	0.28	0.35	(0.07)	(0.06)	—		(0.13)
Year Ended September 30, 2018	$10.28	0.15	(0.34)	(0.19)	(0.15)	(0.03)	—		(0.18)
Year Ended September 30, 2017	$10.65	0.14	(0.22)	(0.08)	(0.15)	(0.14)	—		(0.29)
Year Ended September 30, 2016	$10.63	0.16	0.15	0.31	(0.16)	(0.13)	—		(0.29)
Year Ended September 30, 2015	$10.86	0.17	(0.05)	0.12	(0.17)	(0.18)	—		(0.35)
Year Ended September 30, 2014	$10.67	0.19	0.18	0.37	(0.18)	—	—		(0.18)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.62	0.06	0.26	0.32	(0.06)	(0.13)	—		(0.19)
Year Ended September 30, 2018	$11.02	0.12	(0.34)	(0.22)	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2017	$11.31	0.12	(0.21)	(0.09)	(0.12)	(0.08)	—		(0.20)
Year Ended September 30, 2016	$11.18	0.11	0.20	0.31	(0.11)	(0.07)	—		(0.18)
Year Ended September 30, 2015	$11.24	0.12	— (d)	0.12	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2014	$10.96	0.11	0.28	0.39	(0.11)	—	—		(0.11)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.42	0.08	0.26	0.34	(0.08)	—	—		(0.08)
Year Ended September 30, 2018	$10.77	0.16	(0.35)	(0.19)	(0.16)	—	—		(0.16)
Year Ended September 30, 2017	$11.07	0.14	(0.26)	(0.12)	(0.14)	(0.04)	—		(0.18)
Year Ended September 30, 2016	$10.96	0.15	0.17	0.32	(0.15)	(0.06)	—		(0.21)
Year Ended September 30, 2015	$10.98	0.16	— (d)	0.16	(0.16)	(0.02)	—		(0.18)
Year Ended September 30, 2014	$10.74	0.16	0.24	0.40	(0.16)	—	—		(0.16)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.71	3.36%	$436	1.61%	1.34%	1.66%	9.78%
$9.47	(2.37)%	$488	1.66%	0.98%	1.67%	40.85%
$9.89	(1.94)%	$577	1.62%	0.80%	1.66%	32.44%
$10.22	1.51%	$706	1.60%	0.48%	1.72%	49.39%
$10.17	1.06%	$777	1.67%	0.56%	1.73%	62.02%
$10.18	1.56%	$823	1.68%	0.66%	1.68%	35.74%

$10.47	3.76%	$7,431	1.45%	2.28%	1.58%	33.60%
$10.21	(1.73)%	$7,464	1.45%	1.81%	1.57%	62.28%
$10.61	0.00%	$7,582	1.47%	1.38%	1.57%	64.07%
$10.83	5.05%	$7,933	1.49%	1.66%	1.59%	65.47%
$10.55	1.28%	$6,362	1.48%	1.87%	1.58%	41.37%
$10.68	4.24%	$5,578	1.56%	2.15%	1.58%	75.21%

$10.02	3.52%	$3	1.63%	2.47%	1.63%	30.72%
$9.80	(1.44)%	$42	1.63%	2.19%	1.63%	66.82%
$10.23	1.30%	$43	1.64%	2.09%	1.64%	78.79%
$10.35	4.69%	$58	1.64%	2.03%	1.64%	83.88%
$10.09	0.75%	$9	1.63%	2.12%	1.63%	33.94%
$10.24	4.25%	$9	1.59%	2.31%	1.59%	105.03%

$9.84	3.61%	$34	1.59%	2.22%	1.63%	10.18%
$9.60	(1.27)%	$33	1.58%	1.97%	1.62%	19.17%
$9.93	0.12%	$34	1.60%	1.31%	1.64%	34.72%
$10.09	2.83%	$40	1.61%	1.16%	1.65%	43.63%
$9.97	2.62%	$39	1.59%	1.30%	1.63%	19.85%
$9.89	2.72%	$38	1.58%	1.59%	1.62%	98.34%

$10.13	3.59%	$2	1.38%	1.43%	1.38%	11.36%
$9.91	(1.93)%	$2	1.68%	1.45%	1.68%	20.37%
$10.28	(0.74)%	$2	1.58%	1.32%	1.65%	17.93%
$10.65	2.93%	$20	1.65%	1.50%	1.76%	16.44%
$10.63	1.13%	$20	1.71%	1.62%	1.79%	17.34%
$10.86	3.53%	$19	1.71%	1.72%	1.71%	11.13%

$10.75	3.10%	$552	1.67%	1.14%	1.67%	10.75%
$10.62	(1.97)%	$591	1.63%	1.14%	1.63%	31.12%
$11.02	(0.74)%	$627	1.61%	1.13%	1.65%	5.89%
$11.31	2.85%	$802	1.61%	1.01%	1.71%	14.36%
$11.18	1.04%	$741	1.65%	1.07%	1.71%	18.38%
$11.24	3.58%	$747	1.69%	0.99%	1.69%	19.90%

$10.68	3.26%	$2,913	1.55%	1.50%	1.55%	13.89%
$10.42	(1.80)%	$3,359	1.54%	1.48%	1.54%	22.06%
$10.77	(1.06)%	$4,591	1.54%	1.34%	1.58%	25.92%
$11.07	2.91%	$6,108	1.55%	1.31%	1.65%	10.05%
$10.96	1.43%	$3,350	1.59%	1.44%	1.66%	16.80%
$10.98	3.77%	$2,864	1.66%	1.52%	1.66%	11.67%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.76	0.06	0.31	0.37	(0.06)	—	(0.06)
Year Ended September 30, 2018	$11.10	0.12	(0.34)	(0.22)	(0.12)	—	(0.12)
Year Ended September 30, 2017	$11.30	0.11	(0.20)	(0.09)	(0.11)	—	(0.11)
Year Ended September 30, 2016	$11.14	0.12	0.20	0.32	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$11.14	0.13	0.02	0.15	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2014	$10.85	0.14	0.29	0.43	(0.14)	—	(0.14)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.40	0.07	0.31	0.38	(0.07)	—	(0.07)
Year Ended September 30, 2018	$11.76	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year Ended September 30, 2017	$12.13	0.14	(0.28)	(0.14)	(0.14)	(0.09)	(0.23)
Year Ended September 30, 2016	$11.98	0.15	0.19	0.34	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2015	$12.06	0.16	(0.01)	0.15	(0.16)	(0.07)	(0.23)
Year Ended September 30, 2014	$11.79	0.15	0.27	0.42	(0.15)	—	(0.15)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.72	0.07	0.24	0.31	(0.07)	(0.02)	(0.09)
Year Ended September 30, 2018	$10.05	0.14	(0.32)	(0.18)	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2017	$10.27	0.13	(0.17)	(0.04)	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2016	$10.14	0.13	0.18	0.31	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2015	$10.16	0.14	0.01	0.15	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2014	$9.91	0.14	0.25	0.39	(0.14)	—	(0.14)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$10.54	0.16	(0.22)	(0.06)	(0.23)	—	(0.23)
Year Ended September 30, 2018	$10.70	0.27	(0.10)	0.17	(0.33)	—	(0.33)
Year Ended September 30, 2017	$10.73	0.33	(0.03)	0.30	(0.33)	—	(0.33)
Year Ended September 30, 2016	$10.13	0.24	0.66	0.90	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.53	0.22	(0.44)	(0.22)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.90	0.14	0.66	0.80	(0.17)	—	(0.17)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$11.85	0.14	(0.31)	(0.17)	(0.14)	—	(0.14)
Year Ended September 30, 2018	$11.67	0.15	0.21	0.36	(0.18)	—	(0.18)
Year Ended September 30, 2017	$10.62	0.07	1.06	1.13	(0.08)	—	(0.08)
Year Ended September 30, 2016	$10.13	0.09	0.53	0.62	(0.13)	—	(0.13)
Year Ended September 30, 2015	$10.47	0.04	(0.31)	(0.27)	(0.07)	—	(0.07)
Year Ended September 30, 2014	$9.60	0.09	0.89	0.98	(0.11)	—	(0.11)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$11.79	0.14	(0.41)	(0.27)	(0.15)	—	(0.15)
Year Ended September 30, 2018	$11.47	0.11	0.38	0.49	(0.17)	—	(0.17)
Year Ended September 30, 2017	$10.18	0.03	1.32	1.35	(0.06)	—	(0.06)
Year Ended September 30, 2016	$9.68	0.05	0.57	0.62	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.09	(0.01)	(0.35)	(0.36)	(0.05)	—	(0.05)
Year Ended September 30, 2014	$9.09	0.05	1.02	1.07	(0.07)	—	(0.07)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.07	3.48%	$957	1.56%	1.16%	1.56%	5.52%
$10.76	(1.98)%	$991	1.55%	1.11%	1.55%	27.71%
$11.10	(0.74)%	$1,440	1.56%	1.04%	1.59%	31.17%
$11.30	2.82%	$1,806	1.56%	1.02%	1.66%	2.69%
$11.14	1.35%	$1,517	1.61%	1.18%	1.68%	12.53%
$11.14	3.97%	$1,465	1.67%	1.26%	1.67%	15.51%

$11.71	3.38%	$832	1.57%	1.28%	1.57%	15.88%
$11.40	(1.87)%	$844	1.55%	1.22%	1.55%	21.08%
$11.76	(1.14)%	$935	1.55%	1.18%	1.59%	23.25%
$12.13	2.88%	$1,170	1.56%	1.24%	1.66%	16.18%
$11.98	1.22%	$1,245	1.60%	1.32%	1.67%	16.01%
$12.06	3.61%	$1,490	1.66%	1.30%	1.66%	20.48%

$9.94	3.20%	$693	1.56%	1.50%	1.56%	10.24%
$9.72	(1.82)%	$726	1.55%	1.39%	1.55%	17.53%
$10.05	(0.38)%	$739	1.56%	1.34%	1.59%	21.00%
$10.27	3.14%	$817	1.57%	1.29%	1.67%	11.31%
$10.14	1.42%	$409	1.61%	1.36%	1.67%	10.34%
$10.16	3.93%	$457	1.66%	1.39%	1.66%	21.09%

$10.25	(0.54)%	$831	1.56%	3.15%	1.58%	7.38%
$10.54	1.64%	$1,051	1.54%	2.52%	1.55%	48.19%
$10.70	2.84%	$1,155	1.52%	3.08%	1.52%	43.86%
$10.73	9.07%	$1,157	1.39%	2.43%	1.47%	67.18%
$10.13	(2.14)%	$795	1.20%	2.04%	1.45%	126.46%
$10.53	8.07%	$291	1.20%	1.35%	1.45%	8.67%

$11.54	(1.33)%	$450	1.16%	2.43%	1.41%	6.51%
$11.85	3.09%	$576	1.16%	1.23%	1.41%	14.41%
$11.67	10.68%	$785	1.17%	0.62%	1.42%	0.80%
$10.62	6.18%	$741	1.15%	0.89%	1.40%	5.19%
$10.13	(2.60)%	$751	1.15%	0.42%	1.40%	49.24%
$10.47	10.24%	$757	1.14%	0.88%	1.40%	5.70%

$11.37	(2.21)%	$370	1.18%	2.46%	1.43%	4.27%
$11.79	4.27%	$427	1.19%	0.95%	1.44%	17.81%
$11.47	13.36%	$407	1.19%	0.31%	1.44%	1.92%
$10.18	6.46%	$436	1.18%	0.56%	1.43%	5.95%
$9.68	(3.62)%	$491	1.17%	(0.06)%	1.42%	58.40%
$10.09	11.75%	$506	1.16%	0.48%	1.41%	8.60%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$22.43	0.22		(1.72)	(1.50)	(0.21)	(1.75)	(1.96)
Year Ended September 30, 2018	$20.82	0.33		1.97	2.30	(0.50)	(0.19)	(0.69)
Year Ended September 30, 2017	$17.78	0.41		2.98	3.39	(0.35)	—	(0.35)
Year Ended September 30, 2016	$16.62	0.32		1.16	1.48	(0.32)	—	(0.32)
Year Ended September 30, 2015	$17.33	0.27		(0.70)	(0.43)	(0.28)	—	(0.28)
Year Ended September 30, 2014	$14.23	0.22		3.08	3.30	(0.20)	—	(0.20)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$19.42	0.02		(1.56)	(1.54)	(0.01)	(1.42)	(1.43)
Year Ended September 30, 2018	$19.00	0.01		1.26	1.27	(0.01)	(0.84)	(0.85)
Year Ended September 30, 2017	$16.92	0.03		2.59	2.62	(0.01)	(0.53)	(0.54)
Year Ended September 30, 2016	$18.14	0.07		2.07	2.14	(0.02)	(3.34)	(3.36)
Year Ended September 30, 2015	$19.50	0.11		(0.14)	(0.03)	(0.16)	(1.17)	(1.33)
Year Ended September 30, 2014	$18.91	0.10		1.77	1.87	(0.08)	(1.20)	(1.28)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$18.82	0.08		(1.92)	(1.84)	(0.20)	(1.98)	(2.18)
Year Ended September 30, 2018	$18.55	0.19		0.89	1.08	(0.16)	(0.65)	(0.81)
Year Ended September 30, 2017	$15.30	0.17		3.18	3.35	(0.10)	—	(0.10)
Year Ended September 30, 2016	$14.14	0.22		1.16	1.38	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2015	$14.47	0.22		0.15	0.37	(0.26)	(0.44)	(0.70)
Year Ended September 30, 2014	$15.34	0.15		0.94	1.09	(0.09)	(1.87)	(1.96)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$27.73	0.03		(0.71)	(0.68)	(0.01)	(1.86)	(1.87)
Year Ended September 30, 2018	$25.65	0.09		4.11	4.20	(0.18)	(1.94)	(2.12)
Year Ended September 30, 2017	$22.48	0.08		3.51	3.59	(0.01)	(0.41)	(0.42)
Year Ended September 30, 2016	$23.78	0.06		1.95	2.01	—	(3.31)	(3.31)
Year Ended September 30, 2015	$24.06	—	(d)	0.92	0.92	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.96	0.03		4.39	4.42	(0.04)	(2.28)	(2.32)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2019 (Unaudited)	$21.61	0.22		0.05	0.27	(0.22)	(1.52)	(1.74)
Year Ended September 30, 2018	$20.89	0.40		2.66	3.06	(0.39)	(1.95)	(2.34)
Year Ended September 30, 2017	$18.34	0.39		2.60	2.99	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2016	$17.39	0.35		2.06	2.41	(0.36)	(1.10)	(1.46)
Year Ended September 30, 2015	$18.98	0.36		(1.07)	(0.71)	(0.37)	(0.51)	(0.88)
Year Ended September 30, 2014	$18.18	0.38		1.41	1.79	(0.36)	(0.63)	(0.99)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.97	(6.41)%	$7,863	0.64%	2.29%	0.64%	74.10%
$22.43	11.19%	$8,862	0.63%	1.51%	0.63%	127.89%
$20.82	19.18%	$272,504	0.64%	2.12%	0.64%	144.85%
$17.78	8.94%	$240,971	0.76%	1.83%	0.90%	145.53%
$16.62	(2.55)%	$221,481	0.81%	1.50%	0.91%	135.05%
$17.33	23.29%	$234,809	0.81%	1.34%	0.91%	113.75%

$16.45	(7.35)%	$159,678	0.95%	0.19%	0.95%	14.67%
$19.42	6.82%	$323,012	0.92%	0.08%	0.92%	34.62%
$19.00	15.73%	$632,867	0.90%	0.15%	0.90%	24.83%
$16.92	13.32%	$550,697	0.93%	0.41%	0.93%	25.45%
$18.14	(0.43)%	$588,537	0.94%	0.55%	0.94%	30.61%
$19.50	10.17%	$696,468	0.93%	0.53%	0.93%	27.30%

$14.80	(9.10)%	$29,659	0.80%	1.03%	0.80%	46.99%
$18.82	5.96%	$39,047	0.78%	1.04%	0.78%	89.85%
$18.55	21.89%	$208,404	0.80%	0.99%	0.85%	109.05%
$15.30	9.80%	$157,413	0.88%	1.54%	0.98%	120.42%
$14.14	2.42%	$111,757	1.00%	1.44%	1.00%	101.99%
$14.47	7.40%	$121,011	0.99%	0.99%	0.99%	68.50%

$25.18	(1.99)%	$301,803	0.87%	0.28%	0.87%	11.79%
$27.73	17.46%	$350,030	0.86%	0.35%	0.86%	22.78%
$25.65	16.22%	$652,211	0.87%	0.32%	0.87%	18.92%
$22.48	8.86%	$587,320	0.92%	0.27%	0.97%	27.32%
$23.78	4.02%	$491,982	0.97%	0.01%	0.97%	26.98%
$24.06	22.00%	$574,783	0.96%	0.14%	0.96%	32.35%

$20.14	1.61%	$862,017	0.78%	2.19%	0.78%	18.36%
$21.61	15.58%	$828,607	0.77%	1.91%	0.77%	19.49%
$20.89	16.51%	$980,982	0.78%	2.04%	0.78%	16.93%
$18.34	14.75%	$943,101	0.96%	2.04%	0.96%	20.64%
$17.39	(3.90)%	$807,729	0.97%	1.91%	0.97%	27.53%
$18.98	10.01%	$1,038,013	0.95%	2.03%	0.95%	16.13%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions	Redemption Fees
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.18	0.13		(0.95)	(0.82)	(0.31)	(0.40)	(0.71)	—
Year Ended September 30, 2018	$11.76	0.28		(0.40)	(0.12)	(0.35)	(0.11)	(0.46)	—
Year Ended September 30, 2017	$9.69	0.27		1.97	2.24	(0.17)	—	(0.17)	—
Year Ended September 30, 2016	$9.24	0.23		0.44	0.67	(0.22)	—	(0.22)	—
November 30, 2014 to September 30, 2015(d)	$10.00	0.24		(0.97)	(0.73)	(0.03)	—	(0.03)	—
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$12.48	—	(e)	(0.46)	(0.46)	—	—	—	—
Year Ended September 30, 2018	$11.77	(0.02)		0.99	0.97	(0.08)	(0.18)	(0.26)	—
October 3, 2016 to September 30, 2017(d)	$10.00	0.02		1.76	1.78	(0.01)	—	(0.01)	—
Sterling Capital Stratton Mid Cap Value Fund(f)
Six Months Ended March 31, 2019 (Unaudited)	$69.02	0.23		(3.39)	(3.16)	(0.29)	(5.02)	(5.31)	—
Year Ended September 30, 2018	$66.47	0.27		4.87	5.14	(0.30)	(2.29)	(2.59)	—
Year Ended September 30, 2017	$55.97	0.19		10.66	10.85	(0.08)	(0.27)	(0.35)	—
Period Ended September 30, 2016	$52.55	0.07		3.35	3.42	—	—	—	—
Year Ended December 31, 2015	$55.50	0.15		(1.17)	(1.02)	(0.15)	(1.78)	(1.93)	—	(e)
Year Ended December 31, 2014	$51.63	0.02		3.85	3.87	(0.02)	—	(0.02)	0.02
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2019 (Unaudited)	$37.63	0.27		3.05	3.32	(0.40)	(1.24)	(1.64)	—
Year Ended September 30, 2018	$37.10	0.81		1.52	2.33	(0.58)	(1.22)	(1.80)	—
Year Ended September 30, 2017	$39.74	0.83		(0.53)	0.30	(1.19)	(1.75)	(2.94)	—
Period Ended September 30, 2016	$36.01	0.61		3.62	4.23	(0.50)	—	(0.50)	—
Year Ended December 31, 2015	$36.44	0.66		(0.04)	0.62	(0.59)	(0.47)	(1.06)	0.01
Year Ended December 31, 2014	$29.86	0.62		8.47	9.09	(0.62)	(1.89)	(2.51)	—	(e)
Sterling Capital Stratton Small Cap Value Fund(f)
Six Months Ended March 31, 2019 (Unaudited)	$89.11	0.21		(7.29)	(7.08)	(0.30)	(5.90)	(6.20)	—
Year Ended September 30, 2018	$90.19	0.26		6.60	6.86	(0.25)	(7.69)	(7.94)	—
Year Ended September 30, 2017	$78.46	0.16		15.81	15.97	(0.14)	(4.10)	(4.24)	—	(e)
Period Ended September 30, 2016	$69.89	0.10		8.47	8.57	—	—	—	—	(e)
Year Ended December 31, 2015	$74.05	0.07		(3.15)	(3.08)	(0.08)	(1.00)	(1.08)	—	(e)
Year Ended December 31, 2014	$73.31	0.02		2.21	2.23	(0.02)	(1.48)	(1.50)	0.01
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.75	0.13		0.01	0.14	(0.12)	—	(0.12)	—
Year Ended September 30, 2018	$9.79	0.16		(0.02)	0.14	(0.18)	—	(0.18)	—
Year Ended September 30, 2017	$9.81	0.09		0.04	0.13	(0.15)	—	(0.15)	—
Year Ended September 30, 2016	$9.86	0.09		0.03	0.12	(0.17)	—	(0.17)	—
Year Ended September 30, 2015	$9.94	0.07		(0.03)	0.04	(0.12)	—	(0.12)	—
Year Ended September 30, 2014	$9.98	0.08		(0.03)	0.05	(0.09)	—	(0.09)	—

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.
(f)	Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.65	(6.90)%	$17,015	0.69%	2.60%	0.89%	41.34%
$11.18	(1.25)%	$19,266	0.65%	2.33%	0.85%	96.65%
$11.76	23.46%	$81,876	0.68%	2.59%	0.95%	91.65%
$9.69	7.30%	$69,954	0.80%	2.48%	1.16%	125.35%
$9.24	(7.36)%	$18,592	1.03%	2.82%	1.18%	133.50%

$12.02	(3.69)%	$4,935	0.79%	0.03%	1.11%	23.62%
$12.48	8.39%	$4,886	0.79%	(0.13)%	1.04%	45.64%
$11.77	17.84%	$4,460	0.79%	0.19%	1.35%	37.97%

$60.55	(3.99)%	$59,846	0.97%	0.76%	0.97%	6.40%
$69.02	7.81%	$66,554	0.95%	0.40%	0.95%	14.47%
$66.47	19.47%	$66,030	0.91%	0.32%	0.92%	12.19%
$55.97	6.51%	$63,513	0.95%	0.18%	0.97%	11.16%
$52.55	(1.75)%	$64,364	1.04%	0.26%	1.04%	19.28%
$55.50	7.54%	$74,637	1.05%	0.03%	1.05%	55.45%

$39.31	9.21%	$100,167	0.82%	1.50%	0.82%	5.42%
$37.63	6.42%	$91,626	0.82%	2.21%	0.82%	8.34%
$37.10	1.16%	$96,199	0.79%	2.23%	0.81%	13.52%
$39.74	11.73%	$104,688	0.83%	2.13%	0.85%	18.43%
$36.01	1.85%	$96,198	0.89%	1.82%	0.89%	15.47%
$36.44	30.69%	$93,984	0.96%	1.81%	0.96%	14.20%

$75.83	(7.65)%	$1,010,113	1.03%	0.53%	1.08%	5.79%
$89.11	7.98%	$1,296,897	1.03%	0.29%	1.06%	15.51%
$90.19	20.73%	$1,183,974	1.06%	0.19%	1.06%	7.04%
$78.46	12.26%	$1,213,344	1.08%	0.20%	1.08%	3.42%
$69.89	(4.14)%	$1,156,577	1.11%	0.10%	1.11%	6.33%
$74.05	3.09%	$1,413,694	1.11%	0.03%	1.11%	11.15%

$9.77	1.49%	$40,431	0.41%	2.65%	0.51%	19.26%
$9.75	1.46%	$21,926	0.41%	1.65%	0.51%	74.56%
$9.79	1.36%	$33,879	0.43%	0.95%	0.53%	59.57%
$9.81	1.24%	$54,183	0.45%	0.90%	0.54%	43.02%
$9.86	0.40%	$35,384	0.53%	0.66%	0.55%	66.19%
$9.94	0.46%	$47,197	0.48%	0.76%	0.48%	79.98%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$8.52	0.12	0.06	0.18	(0.13)	—	—	(0.13)
Year Ended September 30, 2018	$8.69	0.19	(0.12)	0.07	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$8.81	0.12	(0.01)	0.11	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$8.86	0.12	0.07	0.19	(0.24)	—	—	(0.24)
Year Ended September 30, 2015	$9.07	0.13	(0.06)	0.07	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.24	0.16	(0.03)	0.13	(0.30)	—	—	(0.30)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.49	0.11	0.25	0.36	(0.12)	—	—	(0.12)
Year Ended September 30, 2018	$9.92	0.19	(0.34)	(0.15)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.25	0.18	(0.28)	(0.10)	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$10.19	0.15	0.12	0.27	(0.21)	—	—	(0.21)
Year Ended September 30, 2015	$10.21	0.16	0.04	0.20	(0.22)	—	—	(0.22)
Year Ended September 30, 2014	$10.30	0.17	0.09	0.26	(0.35)	—	—	(0.35)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.20	0.17	0.26	0.43	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$10.60	0.29	(0.37)	(0.08)	(0.32)	—	—	(0.32)
Year Ended September 30, 2017	$10.82	0.25	(0.15)	0.10	(0.32)	—	—	(0.32)
Year Ended September 30, 2016	$10.54	0.28	0.35	0.63	(0.35)	—	—	(0.35)
Year Ended September 30, 2015	$10.67	0.31	(0.07)	0.24	(0.37)	—	—	(0.37)
Year Ended September 30, 2014	$10.53	0.34	0.21	0.55	(0.40)	(0.01)	—	(0.41)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.81	0.17	0.22	0.39	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$10.24	0.32	(0.36)	(0.04)	(0.32)	(0.07)	—	(0.39)
Year Ended September 30, 2017	$10.36	0.32	(0.09)	0.23	(0.31)	(0.04)	—	(0.35)
Year Ended September 30, 2016	$10.10	0.31	0.26	0.57	(0.31)	—	—	(0.31)
Year Ended September 30, 2015	$10.25	0.32	(0.14)	0.18	(0.31)	(0.01)	(0.01)	(0.33)
Year Ended September 30, 2014	$10.15	0.34	0.20	0.54	(0.34)	(0.10)	—	(0.44)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.62	0.16	0.23	0.39	(0.15)	—	—	(0.15)
Year Ended September 30, 2018	$9.95	0.29	(0.32)	(0.03)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.10	0.23	(0.11)	0.12	(0.27)	—	—	(0.27)
Year Ended September 30, 2016	$9.98	0.22	0.16	0.38	(0.26)	—	—	(0.26)
Year Ended September 30, 2015	$9.91	0.23	0.12	0.35	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.85	0.25	0.11	0.36	(0.30)	—	—	(0.30)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.89	0.10	0.27	0.37	(0.10)	(0.06)	—	(0.16)
Year Ended September 30, 2018	$10.26	0.22	(0.34)	(0.12)	(0.22)	(0.03)	—	(0.25)
Year Ended September 30, 2017	$10.63	0.23	(0.23)	—	(0.23)	(0.14)	—	(0.37)
Year Ended September 30, 2016	$10.61	0.27	0.14	0.41	(0.26)	(0.13)	—	(0.39)
Year Ended September 30, 2015	$10.84	0.28	(0.05)	0.23	(0.28)	(0.18)	—	(0.46)
Year Ended September 30, 2014	$10.65	0.29	0.19	0.48	(0.29)	—	—	(0.29)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.63	0.11	0.26	0.37	(0.11)	(0.13)	—	(0.24)
Year Ended September 30, 2018	$11.04	0.23	(0.35)	(0.12)	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2017	$11.33	0.23	(0.21)	0.02	(0.23)	(0.08)	—	(0.31)
Year Ended September 30, 2016	$11.19	0.23	0.21	0.44	(0.23)	(0.07)	—	(0.30)
Year Ended September 30, 2015	$11.25	0.23	— (d)	0.23	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2014	$10.97	0.22	0.28	0.50	(0.22)	—	—	(0.22)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.57	2.10%	$173,415	0.41%	2.72%	0.51%	38.45%
$8.52	0.80%	$126,878	0.43%	2.20%	0.53%	62.02%
$8.69	1.28%	$67,467	0.45%	1.37%	0.55%	78.77%
$8.81	2.24%	$77,374	0.49%	1.34%	0.56%	54.68%
$8.86	0.82%	$78,390	0.55%	1.41%	0.57%	55.74%
$9.07	1.38%	$81,206	0.52%	1.72%	0.55%	56.10%

$9.73	3.87%	$11,090	0.61%	2.32%	0.65%	9.78%
$9.49	(1.48)%	$17,961	0.65%	1.99%	0.66%	40.85%
$9.92	(0.95)%	$16,412	0.62%	1.80%	0.66%	32.44%
$10.25	2.63%	$18,871	0.61%	1.48%	0.72%	49.39%
$10.19	1.98%	$21,648	0.67%	1.56%	0.73%	62.02%
$10.21	2.58%	$23,119	0.68%	1.66%	0.68%	35.74%

$10.46	4.28%	$904,015	0.45%	3.28%	0.58%	33.60%
$10.20	(0.74)%	$860,437	0.45%	2.79%	0.57%	62.28%
$10.60	1.00%	$997,074	0.47%	2.38%	0.57%	64.07%
$10.82	6.10%	$709,103	0.49%	2.67%	0.59%	65.47%
$10.54	2.29%	$612,927	0.48%	2.88%	0.58%	41.37%
$10.67	5.29%	$433,198	0.56%	3.15%	0.58%	75.21%

$10.03	3.99%	$22,120	0.66%	3.40%	0.66%	30.72%
$9.81	(0.45)%	$30,805	0.63%	3.18%	0.63%	66.82%
$10.24	2.32%	$29,471	0.63%	3.09%	0.63%	78.79%
$10.36	5.70%	$31,755	0.64%	3.02%	0.64%	83.88%
$10.10	1.76%	$63,992	0.63%	3.12%	0.63%	33.94%
$10.25	5.42%	$50,353	0.60%	3.30%	0.60%	105.03%

$9.86	4.12%	$35,212	0.59%	3.21%	0.63%	10.18%
$9.62	(0.28)%	$37,088	0.58%	2.97%	0.62%	19.17%
$9.95	1.23%	$39,533	0.60%	2.31%	0.64%	34.72%
$10.10	3.86%	$46,364	0.61%	2.16%	0.65%	43.63%
$9.98	3.54%	$46,249	0.59%	2.28%	0.63%	19.85%
$9.91	3.75%	$36,624	0.61%	2.50%	0.63%	98.34%

$10.10	3.85%	$7,274	0.70%	2.11%	0.70%	11.36%
$9.89	(1.19)%	$7,705	0.68%	2.20%	0.68%	20.37%
$10.26	0.05%	$8,026	0.68%	2.26%	0.71%	17.93%
$10.63	3.95%	$8,580	0.66%	2.50%	0.77%	16.44%
$10.61	2.15%	$9,533	0.70%	2.62%	0.79%	17.34%
$10.84	4.57%	$10,532	0.72%	2.72%	0.72%	11.13%

$10.76	3.61%	$11,379	0.67%	2.14%	0.67%	10.75%
$10.63	(1.07)%	$13,236	0.63%	2.14%	0.63%	31.12%
$11.04	0.26%	$16,991	0.61%	2.13%	0.65%	5.89%
$11.33	3.97%	$24,621	0.61%	2.00%	0.71%	14.36%
$11.19	2.05%	$28,968	0.65%	2.07%	0.71%	18.38%
$11.25	4.61%	$30,519	0.69%	1.99%	0.69%	19.90%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.43	0.13	0.26	0.39	(0.13)	—	(0.13)
Year Ended September 30, 2018	$10.78	0.26	(0.35)	(0.09)	(0.26)	—	(0.26)
Year Ended September 30, 2017	$11.08	0.25	(0.26)	(0.01)	(0.25)	(0.04)	(0.29)
Year Ended September 30, 2016	$10.97	0.26	0.17	0.43	(0.26)	(0.06)	(0.32)
Year Ended September 30, 2015	$10.98	0.27	0.01	0.28	(0.27)	(0.02)	(0.29)
Year Ended September 30, 2014	$10.74	0.27	0.24	0.51	(0.27)	—	(0.27)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.69	0.12	0.30	0.42	(0.12)	—	(0.12)
Year Ended September 30, 2018	$11.03	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)
Year Ended September 30, 2017	$11.22	0.22	(0.19)	0.03	(0.22)	—	(0.22)
Year Ended September 30, 2016	$11.06	0.23	0.20	0.43	(0.23)	(0.04)	(0.27)
Year Ended September 30, 2015	$11.07	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.78	0.25	0.29	0.54	(0.25)	—	(0.25)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.40	0.13	0.31	0.44	(0.13)	—	(0.13)
Year Ended September 30, 2018	$11.76	0.26	(0.36)	(0.10)	(0.26)	—	(0.26)
Year Ended September 30, 2017	$12.13	0.26	(0.28)	(0.02)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2016	$11.98	0.27	0.19	0.46	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2015	$12.06	0.28	(0.01)	0.27	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2014	$11.79	0.27	0.27	0.54	(0.27)	—	(0.27)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2019 (Unaudited)	$9.73	0.12	0.24	0.36	(0.12)	(0.02)	(0.14)
Year Ended September 30, 2018	$10.05	0.24	(0.31)	(0.07)	(0.24)	(0.01)	(0.25)
Year Ended September 30, 2017	$10.28	0.23	(0.18)	0.05	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2016	$10.15	0.24	0.17	0.41	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2015	$10.17	0.24	0.01	0.25	(0.24)	(0.03)	(0.27)
Year Ended September 30, 2014	$9.92	0.24	0.25	0.49	(0.24)	—	(0.24)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$10.76	0.22	(0.23)	(0.01)	(0.28)	—	(0.28)
Year Ended September 30, 2018	$10.92	0.37	(0.09)	0.28	(0.44)	—	(0.44)
Year Ended September 30, 2017	$10.94	0.45	(0.04)	0.41	(0.43)	—	(0.43)
Year Ended September 30, 2016	$10.32	0.36	0.66	1.02	(0.40)	—	(0.40)
Year Ended September 30, 2015	$10.71	0.46	(0.58)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.05	0.24	0.68	0.92	(0.26)	—	(0.26)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$12.17	0.20	(0.30)	(0.10)	(0.20)	—	(0.20)
Year Ended September 30, 2018	$11.98	0.25	0.24	0.49	(0.30)	—	(0.30)
Year Ended September 30, 2017	$10.90	0.19	1.08	1.27	(0.19)	—	(0.19)
Year Ended September 30, 2016	$10.39	0.20	0.54	0.74	(0.23)	—	(0.23)
Year Ended September 30, 2015	$10.73	0.16	(0.32)	(0.16)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.83	0.19	0.92	1.11	(0.21)	—	(0.21)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2019 (Unaudited)	$12.28	0.20	(0.44)	(0.24)	(0.20)	—	(0.20)
Year Ended September 30, 2018	$11.93	0.24	0.39	0.63	(0.28)	—	(0.28)
Year Ended September 30, 2017	$10.56	0.15	1.36	1.51	(0.14)	—	(0.14)
Year Ended September 30, 2016	$10.01	0.14	0.61	0.75	(0.20)	—	(0.20)
Year Ended September 30, 2015	$10.41	0.11	(0.38)	(0.27)	(0.13)	—	(0.13)
Year Ended September 30, 2014	$9.37	0.15	1.05	1.20	(0.16)	—	(0.16)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.69	3.77%	$124,917	0.55%	2.49%	0.55%	13.89%
$10.43	(0.81)%	$133,812	0.54%	2.49%	0.54%	22.06%
$10.78	(0.06)%	$140,484	0.54%	2.34%	0.58%	25.92%
$11.08	3.94%	$157,284	0.55%	2.33%	0.65%	10.05%
$10.97	2.53%	$147,048	0.59%	2.44%	0.66%	16.80%
$10.98	4.81%	$151,267	0.66%	2.50%	0.66%	11.67%

$10.99	3.92%	$62,758	0.56%	2.17%	0.56%	5.52%
$10.69	(1.02)%	$63,090	0.55%	2.10%	0.55%	27.71%
$11.03	0.34%	$69,746	0.56%	2.03%	0.59%	31.17%
$11.22	3.87%	$72,722	0.57%	2.03%	0.67%	2.69%
$11.06	2.27%	$58,132	0.61%	2.17%	0.68%	12.53%
$11.07	5.03%	$49,157	0.68%	2.27%	0.68%	15.51%

$11.71	3.89%	$59,680	0.57%	2.28%	0.57%	15.88%
$11.40	(0.88)%	$61,420	0.55%	2.22%	0.55%	21.08%
$11.76	(0.14)%	$70,780	0.55%	2.18%	0.59%	23.25%
$12.13	3.91%	$83,965	0.56%	2.23%	0.66%	16.18%
$11.98	2.24%	$78,506	0.60%	2.33%	0.67%	16.01%
$12.06	4.65%	$79,895	0.66%	2.29%	0.66%	20.48%

$9.95	3.71%	$46,355	0.56%	2.49%	0.56%	10.24%
$9.73	(0.73)%	$54,988	0.55%	2.39%	0.55%	17.53%
$10.05	0.52%	$59,567	0.56%	2.34%	0.59%	21.00%
$10.28	4.18%	$64,199	0.57%	2.30%	0.67%	11.31%
$10.15	2.44%	$66,716	0.60%	2.37%	0.67%	10.34%
$10.17	4.98%	$70,273	0.66%	2.39%	0.66%	21.09%

$10.47	(0.04)%	$5,449	0.56%	4.15%	0.58%	7.38%
$10.76	2.61%	$6,807	0.55%	3.39%	0.55%	48.19%
$10.92	3.88%	$7,962	0.50%	4.11%	0.50%	43.86%
$10.94	10.13%	$26,328	0.39%	3.43%	0.47%	67.18%
$10.32	(1.23)%	$27,896	0.20%	4.29%	0.45%	126.46%
$10.71	9.19%	$2,300	0.20%	2.32%	0.45%	8.67%

$11.87	(0.70)%	$190	0.16%	3.44%	0.41%	6.51%
$12.17	4.11%	$223	0.16%	2.06%	0.41%	14.41%
$11.98	11.75%	$111	0.17%	1.67%	0.42%	0.80%
$10.90	7.24%	$80	0.16%	1.89%	0.40%	5.19%
$10.39	(1.57)%	$106	0.15%	1.43%	0.40%	49.24%
$10.73	11.36%	$244	0.14%	1.87%	0.39%	5.70%

$11.84	(1.81)%	$665	0.18%	3.45%	0.43%	4.27%
$12.28	5.33%	$749	0.19%	1.95%	0.44%	17.81%
$11.93	14.48%	$692	0.19%	1.34%	0.44%	1.92%
$10.56	7.58%	$725	0.18%	1.35%	0.43%	5.95%
$10.01	(2.67)%	$1,516	0.17%	1.00%	0.42%	58.40%
$10.41	12.89%	$872	0.16%	1.46%	0.41%	8.60%

Sterling Capital Funds

Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$18.43	(0.02)	(1.48)	(1.50)	—	(1.42)	(1.42)
Year Ended September 30, 2018	$18.15	(0.07)	1.19	1.12	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.25	— (d)	2.43	2.43	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.59	(0.02)	2.02	2.00	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.93	0.02	(0.14)	(0.12)	(0.05)	(1.17)	(1.22)
Year Ended September 30, 2014	$18.47	— (d)	1.74	1.74	(0.08)	(1.20)	(1.28)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$18.52	0.03	(1.88)	(1.85)	(0.14)	(1.98)	(2.12)
Year Ended September 30, 2018	$18.32	0.13	0.85	0.98	(0.13)	(0.65)	(0.78)
Year Ended September 30, 2017	$15.14	0.18	3.08	3.26	(0.08)	—	(0.08)
Year Ended September 30, 2016	$14.00	0.14	1.15	1.29	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2015	$14.28	0.13	0.15	0.28	(0.12)	(0.44)	(0.56)
Year Ended September 30, 2014	$15.21	0.10	0.93	1.03	(0.09)	(1.87)	(1.96)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$26.63	(0.02)	(0.70)	(0.72)	—	(1.86)	(1.86)
Year Ended September 30, 2018	$24.79	(0.04)	3.94	3.90	(0.12)	(1.94)	(2.06)
Year Ended September 30, 2017	$21.83	(0.04)	3.41	3.37	—	(0.41)	(0.41)
Year Ended September 30, 2016	$23.28	(0.05)	1.91	1.86	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.69	(0.11)	0.90	0.79	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.72	(0.09)	4.34	4.25	—	(2.28)	(2.28)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2019 (Unaudited)	$21.39	0.16	0.05	0.21	(0.17)	(1.52)	(1.69)
Year Ended September 30, 2018	$20.70	0.29	2.63	2.92	(0.28)	(1.95)	(2.23)
Year Ended September 30, 2017	$18.18	0.29	2.58	2.87	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2016	$17.25	0.26	2.04	2.30	(0.27)	(1.10)	(1.37)
Year Ended September 30, 2015	$18.84	0.26	(1.06)	(0.80)	(0.28)	(0.51)	(0.79)
Year Ended September 30, 2014	$18.04	0.29	1.40	1.69	(0.26)	(0.63)	(0.89)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.16	0.14	0.27	0.41	(0.15)	—	(0.15)
Year Ended September 30, 2018	$10.55	0.25	(0.37)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2017	$10.77	0.20	(0.15)	0.05	(0.27)	—	(0.27)
Year Ended September 30, 2016	$10.49	0.23	0.35	0.58	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.62	0.25	(0.06)	0.19	(0.32)	—	(0.32)
Year Ended September 30, 2014	$10.48	0.28	0.22	0.50	(0.35)	(0.01)	(0.36)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge)(b)	Net Assets, End of Year (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$15.51	(7.57)%	$4		1.43%	(0.29)%	1.43%	14.67%
$18.43	6.29%	$3		1.42%	(0.39)%	1.42%	34.62%
$18.15	15.18%	$2		1.39%	(0.01)%	1.39%	24.83%
$16.25	12.82%	$—	(e)	1.43%	(0.12)%	1.43%	25.45%
$17.59	(0.89)%	$—	(e)	1.44%	0.08%	1.44%	30.61%
$18.93	9.68%	$—	(e)	1.39%	0.02%	1.39%	27.30%

$14.55	(9.39)%	$80		1.30%	0.43%	1.30%	46.99%
$18.52	5.44%	$63		1.28%	0.69%	1.28%	89.85%
$18.32	21.52%	$33		1.29%	1.09%	1.29%	109.05%
$15.14	9.22%	$—	(e)	1.38%	0.99%	1.38%	120.42%
$14.00	1.84%	$—	(e)	1.50%	0.89%	1.50%	101.99%
$14.28	7.01%	$—	(e)	1.45%	0.65%	1.45%	68.50%

$24.05	(2.22)%	$262		1.37%	(0.18)%	1.37%	11.79%
$26.63	16.80%	$173		1.36%	(0.18)%	1.36%	22.78%
$24.79	15.66%	$266		1.36%	(0.16)%	1.36%	18.92%
$21.83	8.34%	$191		1.42%	(0.25)%	1.48%	27.32%
$23.28	3.51%	$46		1.47%	(0.44)%	1.47%	26.98%
$23.69	21.36%	$26		1.46%	(0.41)%	1.46%	32.35%

$19.91	1.35%	$2,781		1.28%	1.68%	1.28%	18.36%
$21.39	14.97%	$2,548		1.27%	1.41%	1.27%	19.49%
$20.70	15.96%	$3,694		1.28%	1.52%	1.28%	16.93%
$18.18	14.18%	$1,921		1.46%	1.54%	1.46%	20.64%
$17.25	(4.40)%	$1,957		1.47%	1.40%	1.47%	27.53%
$18.84	9.52%	$1,811		1.45%	1.56%	1.45%	16.13%

$10.42	4.03%	$28		0.95%	2.78%	1.08%	33.60%
$10.16	(1.13)%	$36		0.93%	2.45%	1.08%	62.28%
$10.55	0.50%	$5		0.96%	1.90%	1.04%	64.07%
$10.77	5.59%	$5		0.99%	2.20%	1.07%	65.47%
$10.49	1.77%	$6		0.98%	2.39%	1.09%	41.37%
$10.62	4.81%	$6		1.04%	2.65%	1.04%	75.21%

Sterling Capital Funds

Financial Highlights, Class R6 Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$22.43	0.23	(1.72)	(1.49)	(0.21)	(1.75)	(1.96)
February 1, 2018 to September 30, 2018(d)	$22.89	0.28	(0.45)	(0.17)	(0.29)	—	(0.29)

Sterling Capital Mid Value Fund
Six Months Ended March 31, 2019 (Unaudited)	$19.44	0.03	(1.56)	(1.53)	(0.03)	(1.42)	(1.45)
February 1, 2018 to September 30, 2018(d)	$20.22	0.03	(0.81)	(0.78)	—	—	—

Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$18.84	0.08	(1.92)	(1.84)	(0.21)	(1.98)	(2.19)
February 1, 2018 to September 30, 2018(d)	$18.59	0.17	0.08	0.25	—	—	—

Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	$27.75	0.05	(0.73)	(0.68)	(0.02)	(1.86)	(1.88)
February 1, 2018 to September 30, 2018(d)	$26.44	0.04	1.42	1.46	(0.15)	—	(0.15)

Sterling Capital Equity Income Fund
Six Months Ended March 31, 2019 (Unaudited)	$21.61	0.23	0.05	0.28	(0.23)	(1.52)	(1.75)
February 1, 2018 to September 30, 2018(d)	$21.49	0.30	0.12	0.42	(0.30)	—	(0.30)

Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2019 (Unaudited)	$11.19	0.13	(0.95)	(0.82)	(0.32)	(0.40)	(0.72)
February 1, 2018 to September 30, 2018(d)	$12.35	0.35	(1.51)	(1.16)	—	—	—

Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2019 (Unaudited)	$10.20	0.17	0.27	0.44	(0.18)	—	(0.18)
February 1, 2018 to September 30, 2018(d)	$10.48	0.21	(0.27)	(0.06)	(0.22)	—	(0.22)

*	During the periods certain fees were waived (See Note 6 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.98	(6.34)%	$242,190	0.58%	2.34%	0.64%	74.10%
$22.43	(0.69)%	$270,105	0.58%	1.94%	0.63%	127.89%

$16.46	(7.32)%	$255,195	0.82%	0.31%	0.95%	14.67%
$19.44	(3.86)%	$285,847	0.83%	0.26%	0.93%	34.62%

$14.81	(9.10)%	$172,807	0.73%	1.09%	0.80%	46.99%
$18.84	1.34%	$191,051	0.73%	1.38%	0.79%	89.85%

$25.19	(1.97)%	$353,281	0.78%	0.38%	0.87%	11.79%
$27.75	5.60%	$372,948	0.78%	0.21%	0.85%	22.78%

$20.14	1.66%	$327,029	0.66%	2.30%	0.78%	18.36%
$21.61	2.03%	$317,827	0.66%	2.16%	0.77%	19.49%

$9.65	(6.94)%	$58,462	0.61%	2.74%	0.89%	41.34%
$11.19	(9.39)%	$62,804	0.62%	4.63%	0.87%	96.65%

$10.46	4.33%	$302,290	0.35%	3.38%	0.58%	33.60%
$10.20	(0.52)%	$281,637	0.35%	3.16%	0.59%	62.28%

Sterling Capital Funds

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2019, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class R6 Shares and Institutional Shares. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$280,167,590	(a)	$—		$—	$280,167,590
Sterling Capital Mid Value Fund	442,535,688	(a)	—		—	442,535,688
Sterling Capital Behavioral Small Cap Value Equity Fund	209,569,196	(a)	—		—	209,569,196
Sterling Capital Special Opportunities Fund	1,078,630,706	(a)	—		—	1,078,630,706
Sterling Capital Equity Income Fund	1,678,125,064	(a)	—		—	1,678,125,064
Sterling Capital Behavioral International Equity Fund	2,091,857	(a)	72,916,178	(a)	—	75,008,035
Sterling Capital SMID Opportunities Fund	8,786,863	(a)	—		—	8,786,863
Sterling Capital Stratton Mid Cap Value Fund	59,923,648	(a)	—		—	59,923,648
Sterling Capital Stratton Real Estate Fund	100,473,899	(a)	—		—	100,473,899
Sterling Capital Stratton Small Cap Value Fund	1,011,542,061	(a)	—		—	1,011,542,061
Sterling Capital Ultra Short Bond Fund	1,124,958	(b)	44,486,291	(a)	—	45,611,249
Sterling Capital Short Duration Bond Fund	1,376,384	(b)	176,129,377	(a)	—	177,505,761
Sterling Capital Intermediate U.S. Government Fund	1,735,269	(b)	14,121,850	(a)	—	15,857,119
Sterling Capital Total Return Bond Fund	28,416,011	(b)	1,260,717,684	(a)	—	1,289,133,695
Sterling Capital Corporate Fund	245,918	(b)	22,372,399	(a)	—	22,618,317
Sterling Capital Securitized Opportunities Fund	1,047,323	(b)	34,966,639	(a)	—	36,013,962
Sterling Capital Kentucky Intermediate Tax-Free Fund	229,315	(b)	10,021,608	(a)	—	10,250,923
Sterling Capital Maryland Intermediate Tax-Free Fund	802,392	(b)	15,372,895	(a)	—	16,175,287
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,054,070	(b)	161,132,730	(a)	—	164,186,800
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,710,175	(b)	74,210,079	(a)	—	75,920,254
Sterling Capital Virginia Intermediate Tax-Free Fund	3,739,220	(b)	77,041,334	(a)	—	80,780,554
Sterling Capital West Virginia Intermediate Tax-Free Fund	545,315	(b)	66,682,748	(a)	—	67,228,063
Sterling Capital Diversified Income Fund	17,486,594	(a)	—		—	17,486,594
Sterling Capital Strategic Allocation Balanced Fund	27,624,146	(a)	—		—	27,624,146
Sterling Capital Strategic Allocation Growth Fund	21,496,895	(a)	—		—	21,496,895

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid monthly for Sterling Capital Diversified Income Fund. Dividends from net investment income are declared and paid quarterly for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of a Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2019 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$209,285,639	$218,326,845
Sterling Capital Mid Value Fund	73,948,195	219,156,427
Sterling Capital Behavioral Small Cap Value Equity Fund	98,328,663	102,542,659
Sterling Capital Special Opportunities Fund	127,731,775	218,921,304
Sterling Capital Equity Income Fund	292,822,189	293,274,550
Sterling Capital Behavioral International Equity Fund	31,204,866	31,159,234
Sterling Capital SMID Opportunities Fund	2,122,353	1,940,248
Sterling Capital Stratton Mid Cap Value Fund	3,677,208	7,439,868
Sterling Capital Stratton Real Estate Fund	6,225,305	4,921,958
Sterling Capital Stratton Small Cap Value Fund	62,271,858	257,573,151
Sterling Capital Ultra Short Bond Fund	20,345,152	5,577,365
Sterling Capital Short Duration Bond Fund	98,092,488	52,055,659
Sterling Capital Intermediate U.S. Government Fund	257,962	180,000
Sterling Capital Total Return Bond Fund	313,864,376	249,327,858
Sterling Capital Corporate Fund	7,215,493	15,679,446

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

	Purchases	Sales
Sterling Capital Securitized Opportunities Fund	1,268,123	530,474
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,156,502	2,189,952
Sterling Capital Maryland Intermediate Tax-Free Fund	1,773,424	5,209,159
Sterling Capital North Carolina Intermediate Tax-Free Fund	22,585,357	33,223,750
Sterling Capital South Carolina Intermediate Tax-Free Fund	4,090,925	7,044,086
Sterling Capital Virginia Intermediate Tax-Free Fund	12,165,769	18,224,588
Sterling Capital West Virginia Intermediate Tax-Free Fund	7,166,742	19,206,736
Sterling Capital Diversified Income Fund	1,368,290	3,606,532
Sterling Capital Strategic Allocation Balanced Fund	2,051,750	1,785,000
Sterling Capital Strategic Allocation Growth Fund	1,585,090	910,000

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2019 were as follows:

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$16,228,221	$9,692,003
Sterling Capital Intermediate U.S. Government Fund	1,398,255	6,989,234
Sterling Capital Total Return Bond Fund	148,707,678	159,551,051
Sterling Capital Corporate Fund	783,180	784,785
Sterling Capital Securitized Opportunities Fund	2,392,615	4,272,681

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2019 is as follows:

	Shares Held at September 30, 2018	Shares Purchased	Shares Sold	Shares Held at March 31, 2019	Value at March 31, 2019	Dividend Income October 1, 2018- March 31, 2019	Distributions and Net Realized Gain (Loss) October 1, 2018- March 31, 2019	Change in Unrealized Appreciation/ Depreciation October 1, 2018- March 31, 2019
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	792,962	90,856	26,484	857,334	$8,273,277	$267,158	$262,316	$(1,133,255)
Sterling Capital Equity Income Fund, Institutional Shares	217,045	16,216	25,840	207,421	4,177,459	45,828	292,420	(302,201)
Sterling Capital Special Opportunities Fund, Institutional Shares	171,506	13,268	18,966	165,808	4,175,056	818	318,597	(431,113)
Sterling Capital Total Return Bond Fund, Institutional Shares	1,047,448	54,904	55,011	1,047,341	10,955,186	172,888	(27,936)	291,656
Total Affiliates	2,228,961	175,244	126,301	2,277,904	$27,580,978	$486,692	$845,397	$(1,574,913)

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

	Shares Held at September 30, 2018	Shares Purchased	Shares Sold	Shares Held at March 31, 2019	Value at March 31, 2019	Dividend Income October 1, 2018- March 31, 2019	Distributions and Net Realized Gain (Loss) October 1, 2018- March 31, 2019	Change in Unrealized Appreciation/ Depreciation October 1, 2018- March 31, 2019
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	778,451	79,855	34,601	823,705	$7,948,753	$253,563	$212,196	$(1,053,521)
Sterling Capital Special Opportunities Fund, Institutional Shares	159,279	15,562	8,478	166,363	4,189,029	777	301,144	(388,912)
Sterling Capital Total Return Bond Fund, Institutional Shares	491,157	18,429	15,418	494,168	5,168,998	83,827	(11,134)	138,329
Sterling Capital Equity Income Fund, Institutional Shares	201,092	15,729	11,416	205,405	4,136,854	45,073	291,061	(285,814)
Total Affiliates	1,629,979	129,575	69,913	1,689,641	$21,443,634	$383,240	$793,267	$(1,589,918)

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2019:

	Prior to February 1, 2019		Effective February 1, 2019
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital Mid Value Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%	0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%	0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%	0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.60%	0.40%(1)	0.60%	0.40%(2)
Sterling Capital SMID Opportunities Fund	0.70%	0.54%(1)	0.70%	0.54%(2)
Sterling Capital Stratton Mid Cap Value Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Stratton Real Estate Fund	0.58%	0.58%	0.58%	0.58%
Sterling Capital Stratton Small Cap Value Fund	0.85%	0.80%(1)	0.85%	0.80%(2)
Sterling Capital Ultra Short Bond Fund	0.20%	0.10%(1)	0.20%	0.10%(2)
Sterling Capital Short Duration Bond Fund	0.30%	0.20%(1)	0.30%	0.20%(2)
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.32%(3)	0.32%	0.16%(3)
Sterling Capital Total Return Bond Fund	0.37%	0.25%(1)	0.37%	0.25%(2)
Sterling Capital Corporate Fund	0.35%	0.35%	0.35%	0.35%(3)
Sterling Capital Securitized Opportunities Fund	0.35%	0.31%(1)	0.35%	0.31%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%	0.35%	0.35%

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

	Prior to February 1, 2019		Effective February 1, 2019
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Diversified Income Fund	0.25%	0.25%(3)	0.25%	0.25%(3)
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00%(1)	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00%(1)	0.25%	0.00%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2018 through January 31, 2019.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2019 through January 31, 2020.
(3)	For all or a portion of the six months ended March 31, 2019. Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds.Voluntary waivers and reimbursements of expenses may be discontinued at any time.

Effective February 1, 2019, for the following funds, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations are for the period February 1, 2019 through January 31, 2020 are as follows:

	Class A	Class C	Institutional	Class R
Sterling Capital Behavioral International Equity Fund	1.00%	1.75%	0.75%	—
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	—
Sterling Capital Stratton Small Cap Value Fund	1.30%	2.05%	1.05%	—
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.95%

In addition, Sterling Capital has contractually agreed to limit the expenses of the Class R6 shares based on average daily net assets for the following funds for the period February 1, 2019 through January 31, 2020 as follows:

Class R6
Sterling Capital Behavioral Large Cap Value Equity Fund	0.58%
Sterling Capital Mid Value Fund	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.73%
Sterling Capital Special Opportunities Fund	0.77%
Sterling Capital Equity Income Fund	0.66%
Sterling Capital Behavioral International Equity Fund	0.60%
Sterling Capital Total Return Bond Fund	0.35%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement.The Funds (except the Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, excluding the assets of the Funds of Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay.As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of theVariable NetAssetValue Funds. For the period ended March 31, 2019, the Distributor received $115,955 from commissions earned on sales of shares of theVariable NetAssetValue Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2019 were $1,286. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting.Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 25, 2020. During the period ended March 31, 2019, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Mid Value Fund	3.25%	1,592,250	4	575	2,029,000
Sterling Capital Special Opportunities Fund	3.47%	2,959,000	9	2,583	6,399,000
Sterling Capital Equity Income Fund	3.25%	$15,752,000	1	$1,422	$15,752,000
Sterling Capital Behavioral International Equity Fund	3.50%	127,000	5	61	220,000
Sterling Capital Stratton Small Cap Value	3.38%	1,753,000	6	1,004	2,615,000
Sterling Capital Ultra Short Bond Fund	3.25%	358,000	1	32	358,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2018, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Ultra Short Bond Fund	$184,261	$830,198	$—	—
Sterling Capital Short Duration Bond Fund	1,526,578	6,186,114	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	287,649	488,276	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	4,836,186	5,960,736	—	—
Sterling Capital Securitized Opportunities Fund	1,402,606	409,309	—	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,309,715	—	—	—

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital South Carolina Intermediate Tax-Free Fund	600,034	—	—	—
Sterling Capital Virginia Intermediate Tax-Free Fund	400,485	—	—	—
Sterling Capital Diversified Income Fund	1,120,037	—	—	—
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,143,583	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2018 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$7,229,983	$4,075,406	$11,305,389	$—	$11,305,389
Sterling Capital Mid Value Fund	1,268,408	33,901,796	35,170,204	—	35,170,204
Sterling Capital Behavioral Small Cap Value Equity Fund	2,095,349	8,361,015	10,456,364	—	10,456,364
Sterling Capital Special Opportunities Fund	8,064,108	94,001,292	102,065,400	—	102,065,400
Sterling Capital Equity Income Fund	28,256,090	155,261,074	183,517,164	—	183,517,164
Sterling Capital Behavioral International Equity Fund	3,066,437	115,708	3,182,145	—	3,182,145
Sterling Capital SMID Opportunities Fund	147,580	41,361	188,941	—	188,941
Sterling Capital Stratton Mid Cap Value Fund	308,630	2,385,169	2,693,799	—	2,693,799
Sterling Capital Stratton Real Estate Fund	2,129,991	2,715,815	4,845,806	—	4,845,806
Sterling Capital Stratton Small Cap Value Fund	3,688,565	107,965,197	111,653,762	—	111,653,762
Sterling Capital Ultra Short Bond Fund	682,478	—	682,478	—	682,478
Sterling Capital Short Duration Bond Fund	2,844,454	—	2,844,454	—	2,844,454
Sterling Capital Intermediate U.S. Government Fund	579,826	—	579,826	—	579,826
Sterling Capital Total Return Bond Fund	35,749,155	—	35,749,155	—	35,749,155
Sterling Capital Corporate Fund	903,406	185,154	1,088,560	—	1,088,560
Sterling Capital Securitized Opportunities Fund	1,177,848	—	1,177,848	—	1,177,848
Sterling Capital Kentucky Intermediate Tax-Free Fund	4,994	38,542	43,536	252,800	296,336
Sterling Capital Maryland Intermediate Tax-Free Fund	5,822	161,923	167,745	441,393	609,138
Sterling Capital North Carolina Intermediate Tax-Free Fund	42,277	—	42,277	4,312,450	4,354,727
Sterling Capital South Carolina Intermediate Tax-Free Fund	23,099	—	23,099	1,724,027	1,747,126
Sterling Capital Virginia Intermediate Tax-Free Fund	17,056	—	17,056	1,933,651	1,950,707
Sterling Capital West Virginia Intermediate Tax-Free Fund	26,262	112,664	138,926	1,948,245	2,087,171
Sterling Capital Diversified Income Fund	887,840	—	887,840	—	887,840
Sterling Capital Strategic Allocation Balanced Fund	666,598	—	666,598	—	666,598
Sterling Capital Strategic Allocation Growth Fund	489,319	—	489,319	—	489,319

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2019 (Unaudited)

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2018:

	Qualified Late-Year Ordinary Losses	Qualified Late Year Short-term Capital Losses	Qualified Late Year Long-term Capital Losses
Sterling Capital SMID Opportunities Fund	$14,748	$4,587	$—
Sterling Capital Ultra Short Bond Fund	—	20,977	97,585
Sterling Capital Total Return Bond Fund	—	5,374,826	5,820,465
Sterling Capital Corporate Fund	—	184,590	(14,493)
Sterling Capital Securitized Opportunities Fund	—	19,424	154,907

As of March 31, 2019, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$261,106,136	$26,042,309	$(6,980,855)	$19,061,454
Sterling Capital Mid Value Fund	394,806,009	91,515,732	(43,786,053)	47,729,679
Sterling Capital Behavioral Small Cap Value Equity Fund	198,140,974	22,041,381	(10,613,159)	11,428,222
Sterling Capital Special Opportunities Fund	731,787,194	367,667,867	(20,824,355)	346,843,512
Sterling Capital Equity Income Fund	1,213,590,950	490,073,394	(25,539,280)	464,534,114
Sterling Capital Behavioral International Equity Fund	73,509,054	5,900,731	(4,401,750)	1,498,981
Sterling Capital SMID Opportunities Fund	7,339,001	1,813,454	(365,592)	1,447,862
Sterling Capital Stratton Mid Cap Value Fund	40,192,437	20,751,778	(1,020,567)	19,731,211
Sterling Capital Stratton Real Estate Fund	62,367,545	38,468,972	(362,618)	38,106,354
Sterling Capital Stratton Small Cap Value Fund	529,315,210	497,113,991	(14,887,140)	482,226,851
Sterling Capital Ultra Short Bond Fund	45,552,797	101,776	(43,324)	58,452
Sterling Capital Short Duration Bond Fund	176,945,467	970,095	(409,801)	560,294
Sterling Capital Intermediate U.S. Government Fund	15,747,138	196,397	(86,416)	109,981
Sterling Capital Total Return Bond Fund	1,278,684,034	19,553,268	(9,103,607)	10,449,661
Sterling Capital Corporate Fund	22,324,027	368,130	(73,840)	294,290
Sterling Capital Securitized Opportunities Fund	35,757,528	560,891	(304,457)	256,434
Sterling Capital Kentucky Intermediate Tax-Free Fund	9,920,918	330,295	(290)	330,005
Sterling Capital Maryland Intermediate Tax-Free Fund	15,659,725	515,570	(8)	515,562
Sterling Capital North Carolina Intermediate Tax-Free Fund	157,952,446	6,236,162	(1,808)	6,234,354
Sterling Capital South Carolina Intermediate Tax-Free Fund	73,417,773	2,502,481	—	2,502,481
Sterling Capital Virginia Intermediate Tax-Free Fund	78,057,981	2,725,833	(3,260)	2,722,573
Sterling Capital West Virginia Intermediate Tax-Free Fund	64,843,477	2,405,464	(20,878)	2,384,586
Sterling Capital Diversified Income Fund	17,471,275	588,391	(573,072)	15,319
Sterling Capital Strategic Allocation Balanced Fund	26,204,541	1,859,230	(439,625)	1,419,605
Sterling Capital Strategic Allocation Growth Fund	20,149,952	1,800,464	(453,521)	1,346,943

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted in-person meetings in August and November 2018 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2020. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees conduct periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically receive “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and independently determined peer fund categories. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2020 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the investment advisory fees were reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because very limited comparative profitability information is publicly available, and what information is available is not necessarily prepared on a comparable basis and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had reduced the total expense ratios for a number of Funds in part through fee waivers for the period February 1, 2019 to January 31, 2020, including fee waivers agreed to as part of the 2018 contract review process for Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Behavioral International Equity Fund and Sterling Capital Stratton Small Cap Value Fund. In addition, the Trustees also considered that Sterling Capital had agreed to limit its advisory fee rates for the period February 1, 2019 to January 31, 2020 for each of the following Funds as part of the 2018 contract review process: the Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist as current asset levels.

Sterling Capital Funds

March 31, 2019

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

●	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in your account(s);

●	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

●	Online, your name and e-mail address if you provide them; and

●	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

●	in connection with legal proceedings, such as responding to a subpoena;

●	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

●	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

●	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

●	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

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INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL
Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SC Funds
03/19

STERLING
CAPITAL FUNDS

©2019 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/29/2019

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	5/29/2019